As filed with the Securities and Exchange Commission on December 3, 1997

                                                            File Nos.    __-____
                                                                         __-____
 -------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

 -------------------------------------------------------------------------------
                                 MEMORIAL FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                   Two Portland Square, Portland, Maine 04101
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: 207-879-1900
 -------------------------------------------------------------------------------
                               Max Berueffy, Esq.
                         Forum Financial Services, Inc.
                               Two Portland Square
                              Portland, Maine 04101
                     (Name and Address of Agent for Service)

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005
 -------------------------------------------------------------------------------

     Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness of the registration under the Securities Act of 1933.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

         Pursuant toe Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant hereby elects to register an indefinite number of shares of Registrant and any series thereof hereinafter created.

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART A
 (Prospectus offering Trust Shares of Government Bond Fund, Corporate Bond Fund,
                    Growth Equity Fund and Value Equity Fund)

FORM N-1A                                                   LOCATION IN PROSPECTUS
 ITEM NO.                                                         (CAPTION)

Item 1.           Cover Page:                               Cover Page

Item 2.           Synopsis:                                 Prospectus Summary

Item 3.           Condensed Financial
                  Information:                              Not Applicable

Item 4.           General Description
                  of Registrant:                            Prospectus Summary; Investment Objectives and
                                                            Policies; Detailed Description of Funds' Investment
                                                            Investments, Strategies and Risks; Other Information

Item 5.           Management of the Fund:                   Prospectus Summary; Management

Item 6.           Capital Stock and
                  Other Securities                          Investment Objectives and Policies; Detailed
                                                            Description of Funds' Investment Investments,
                                                            Strategies and Risks; Dividends and Tax Matters;
                                                            Other Information - The Trust and its Shares

Item 7.           Purchase of Securities
                  Being Offered:                            How to Buy Shares; Other Shareholder Services; Other
                                                            Information - Determination of Net Asset Value;
                                                            Management

Item 8.           Redemption or Repurchase
                  of Shares:                                How to Sell Shares; Other Shareholder Services

Item 9.           Pending Legal Proceedings                 Not Applicable


                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART A
  (Prospectus offering Institutional Shares of Government Bond Fund, Corporate
              Bond Fund, Growth Equity Fund and Value Equity Fund)

FORM N-1A                                                   LOCATION IN PROSPECTUS
 ITEM NO.                                                         (CAPTION)

Item 1.           Cover Page:                               Cover Page

Item 2.           Synopsis:                                 Prospectus Summary

Item 3.           Condensed Financial
                  Information:                              Not Applicable

Item 4.           General Description
                  of Registrant:                            Prospectus Summary; Investment Objectives and
                                                            Policies; Detailed Description of Funds' Investment
                                                            Investments, Strategies and Risks; Other Information

Item 5.           Management of the Fund:                   Prospectus Summary; Management

Item 6.           Capital Stock and
                  Other Securities                          Investment Objectives and Policies; Detailed
                                                            Description of Funds' Investment Investments,
                                                            Strategies and Risks; Dividends and Tax Matters;
                                                            Other Information - The Trust and its Shares

Item 7.           Purchase of Securities
                  Being Offered:                            How to Buy Shares; Other Shareholder Services; Other
                                                            Information - Determination of Net Asset Value;
                                                            Management

Item 8.           Redemption or Repurchase
                  of Shares:                                How to Sell Shares; Other Shareholder Services

Item 9.           Pending Legal Proceedings                 Not Applicable


                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART B
  (Statement of Additional Information Trust Shares and Institutional Shares of
        Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and
                               Value Equity Fund)

                                                            LOCATION IN STATEMENT
FORM N-1A                                                   OF ADDITIONAL INFORMATION
 ITEM NO.                                                   (CAPTION)

Item 10.          Cover Page:                               Cover Page

Item 11.          Table of Contents:                        Cover Page

Item 12.          General Information and History:          Management; Other Information

Item 13.          Investment Objectives and
                  Policies:                                 Investment Policies; Investment Limitations

Item 14.          Management of the Registrant:             Management

Item 15.          Control Persons and
                  Principal Holders of
                  Securities:                               Other Information

Item 16.          Investment Advisory
                  and Other Services:                       Management; Other Information - Custodian, Counsel,
                                                            Auditors

Item 17.          Brokerage Allocation
                  and Other Practices:                      Portfolio Transactions

Item 18.          Capital Stock and
                  Other Securities:                         Other Information -- The Trust and Its Shares

Item 19.          Purchase, Redemption and
                  Pricing of Securities Being
                  Offered:                                  Determination of Net Asset Value; Additional Purchase
                                                            and Redemption Information

Item 20.          Tax Status:                               Taxation

Item 21.          Underwriters:                             Management

Item 22.          Calculation of
                  Performance Data:                         Performance Data

Item 23.          Financial Statements:                     Not Applicable


                                 MEMORIAL FUNDS

                                  TRUST SHARES



                                     [date]




                              GOVERNMENT BOND FUND


                               CORPORATE BOND FUND


                               GROWTH EQUITY FUND


                                VALUE EQUITY FUND


                                TABLE OF CONTENTS

    1. PROSPECTUS SUMMARY.................................................................................
       Highlights of the Funds.............................................................................
       Expense Information.................................................................................
    2. INVESTMENT OBJECTIVES AND POLICIES.................................................................
       Government Bond Fund................................................................................
       Corporate Bond Fund.................................................................................
       Growth Equity Fund..................................................................................
       Value Equity Fund...................................................................................
    3. MANAGEMENT.........................................................................................
       Investment Advisory Services........................................................................
       Management, Administration and Distribution Services................................................
       Shareholder Servicing and Custody...................................................................
       Expenses of the Funds...............................................................................
    4. HOW TO BUY SHARES..................................................................................
       Minimum Investment..................................................................................
       Purchase Procedures.................................................................................
       Subsequent Purchases
       Account Application.................................................................................
       General Information.................................................................................
    5. HOW TO SELL SHARES.................................................................................
       General Information.................................................................................
       Redemption Procedures...............................................................................
       Other Redemption Matters............................................................................
    6. OTHER SHAREHOLDER SERVICES.........................................................................
       Exchanges...........................................................................................
       Automatic Investment Plan...........................................................................
       Individual Retirement Accounts......................................................................
       Automatic Withdrawal Plan...........................................................................
       Reopening Accounts..................................................................................
    7. DIVIDENDS AND TAX MATTERS..........................................................................
       Dividends...........................................................................................
       Payment
       Options.............................................................................................
       Tax Matters.........................................................................................
    8. DETAILED DESCRIPTION OF FUNDS' INVESTMENTS, STRATEGIES, AND RISKS
       FIXED INCOME SECURITIES AND THEIR CHARACTERISTICS
    9. OTHER INFORMATION..................................................................................
       Determination of Net Asset Value....................................................................
       Performance Information.............................................................................
       The Trust and Its Shares............................................................................
       Core and Gateway Structure..........................................................................

PROSPECTUS

[DATE]

This Prospectus offers Trust class shares of the Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund (each a "Fund" and collectively the "Funds"). The Funds are separate, diversified portfolios of the Memorial Funds (the "Trust"), a registered, open-end, management investment company.

           THIS PROSPECTUS SETS FORTH CONCISELY IMPORTANT INFORMATION
                     THAT YOU SHOULD KNOW BEFORE INVESTING.
         PLEASE READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

The Trust has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information ("SAI") dated [date], as may be amended from time to time, which is available for reference on the SEC's Web Site (http.//www.sec.gov). The SAI contains more detailed information about the Trust and each of the Funds and is incorporated into this Prospectus by reference. An investor may obtain a copy of the SAI without charge by contacting the Trust's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101 or by calling (800) xxx-xxxx or (207) xxx-xxxx.

THE MEMORIAL FUNDS ARE A FAMILY OF MUTUAL FUNDS. THE SHARES OF MUTUAL FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.  PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

The following summary is qualified in its entirety by the more detailed information contained in this Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

FIXED INCOME FUNDS

The Memorial Funds includes two "Fixed Income" Funds, the GOVERNMENT BOND FUND and the CORPORATE BOND FUND. These mutual funds invest primarily in bonds and other fixed income securities. The Fixed Income Funds are designed principally for investors that seek current income.


GOVERNMENT BOND FUND seeks to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. The Fund will seek to achieve this objective by investing at least 90 percent of its assets in obligations issued or guaranteed as to principal and interest by the United States Government, or by its agencies or instrumentalities ("U.S. Government Securities"). The Fund seeks to moderate fluctuations its volatility by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Government Bond Index .

CORPORATE BOND FUND seeks to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. Under normal circumstances, the Fund will seek to attain this objective by investing at least 65% of its assets in corporate debt securities, U.S. Government Securities and mortgage-backed and asset-backed securities. The Fund intends to maintain a duration between 75 percent and 125 percent of the Lehman Brothers Aggregate Bond Index.

EQUITY FUNDS

The Memorial Funds also includes two mutual funds that invest primarily in the common stock of domestic companies, the GROWTH EQUITY FUND and the VALUE EQUITY FUND (the "Equity Funds"). The Equity Funds will invest only in companies with a minimum market capitalization of $250 million at the time of purchase, and will seek to maintain a minimum average weighted capitalization of $5 billion. A company's market capitalization is the total market value of its outstanding common stock. Although the investment disciplines of the Equity Funds differ, they are each designed for investors seeking long term capital appreciation and able to tolerate possibly significant fluctuation in the value of their investment.

GROWTH EQUITY FUND seeks long-term capital appreciation. It will seek to achieve this objective by investing at least 65% of its assets in the common stock of domestic companies that the

Fund's  adviser   believes  have  superior  growth   potential  and  fundamental
characteristics that are significantly better than the market average and that support internal earnings growth capability.

VALUE EQUITY FUND also seeks long-term capital appreciation. It will seek to attain this objective by investing at least 65% of its total assets in the common stock of domestic companies. Using a value approach, the Fund will seek to invest in stocks that are underpriced when measured against comparable securities, determined by price/earnings ratios, cash flows or other measures.

SOME INVESTMENT CONSIDERATIONS
AND RISK FACTORS

IN GENERAL. There is no assurance that any Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.

All investments made by the Funds entail some risk. Among other things, the market value of any security in which the Funds may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. Certain investments and investment techniques, however, entail additional risks, such as the potential use of leverage by certain Funds through borrowings, securities lending, and other investment techniques. (See "A Detailed Description of the Funds' Investments, Investment Strategies and Risks.") Similarly, a Fund's use of mortgage- and asset-backed securities entails certain risks. (See "A Detailed Description of the Funds' Investments, Investment Strategies and Risks --Mortgage-Backed Securities" and "-- Asset-Backed Securities.")

FIXED INCOME FUNDS. The value of your investment in one or both of the Fixed Income Funds may change in response to changes in interest rates. A rise in interest rates typically causes a fall in the value of the fixed income securities in which the Funds invest. Your investment in the Corporate Bond Fund is also subject to the risk that the financial condition of an issuer of a security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. To limit this risk, at least 80 percent of the Corporate Bond Fund's investments in corporate debt securities will be in securities rated A or better and the Fund will maintain a minimum average rating of A.

EQUITY FUNDS. The Equity Funds may be appropriate investments for investors who seek long term growth in their investment, but who are willing to tolerate significant fluctuations in the value of their investment in response to changes in the market value of the stocks the Funds hold. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market, or the entire market.

PORTFOLIO MANAGEMENT

INVESTMENT ADVISER. Forum Advisors, LLC (the "Adviser"), serves as the investment adviser for each Fund. Forum's responsibilities include developing and reviewing the investment strategies and policies of each Fund, and overseeing the performance of the investment sub-advisers ("Sub-advisers") responsible for the day-to-day management of each Fund's investment portfolio. See "Management - Investment Advisory Services."

INVESTMENT CONSULTANT. To assist it in carrying out its responsibilities, the Adviser has retained Wellesley Group, Inc. ("Wellesley"). Wellesley consults with Forum and the Board on the investment programs of each of the Funds and provides data with which Forum and the Board can monitor and evaluate the performance of the Funds. If the Board determines in the future to replace one of the current Sub-advisers, or retain additional Sub-advisers to manage one or more of the Funds, Wellesley will assist Forum and the Board in the selection of those Sub-advisers.

INVESTMENT SUB-ADVISERS. The Adviser has retained the following investment advisers ("Sub-advisers") to render advisory services and make daily investment decisions for each Fund:

         o The portfolio of the Government Bond Fund is managed by GBF Advisers.

         o The portfolio of the Corporate Bond Fund is managed by CBF Advisers.

         o The portfolio of the Growth Equity Fund is managed by GEF Advisers.

         o The portfolio of the Value Equity Fund is managed by VEF Advisers.

The Adviser is also responsible for monitoring the investments and the performance of the Sub-advisers on behalf of each of the Funds. The Adviser and the Sub-advisers collectively may be referred to herein as the "Advisers." See "Management - Investment Advisory Services."

SHARES OF THE FUNDS

Each Fund currently offers two separate classes of shares:

TRUST SHARES are sold through this Prospectus and are offered primarily to individual investors and smaller fiduciary, agency and custodial clients whose investments are pooled in common or collective trusts managed by bank trust department, trust companies or their affiliates. Trust Shares are referred to as "Shares" in this prospectus.

INSTITUTIONAL SHARES are offered by a separate prospectus. Institutional Shares are designed for large institutional investors able to make an minimum initial investment of $10 million, and are expected to incur lower expenses than Trust Shares.

Shares of each class of a Fund have identical interests in the investment portfolio of the Fund and, with certain exceptions, the same rights. (See "Other Information -- The Trust and Its Shares.")

HOW TO BUY AND SELL SHARES

Shares of the Funds may be purchased or sold ("redeemed") on any weekday except days that the New York Stock Exchange is closed, normally New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas ("Fund Business Day"). The Trust's transfer agent accepts orders to buy or sell Shares between 9:00 a.m and 6:00 p.m. (Eastern) on all Fund Business Days. Orders are executed at the net asset value of the Fund's shares next determined after an order in proper form is received.

You may buy or sell Shares by mail, by bank wire or through various financial institutions. The minimum initial investment in Shares is $5,000, or $2,000 for retirement accounts and automatic investment plans. The minimum subsequent investment is $100. (See "How to Buy Shares" and "How to Sell Shares.")

EXCHANGES

Shareholders may exchange Trust Shares for Trust Shares of the other Funds or for [NAME OF CLASS] shares of the Forum Daily Assets Treasury Fund, a money market fund that is a separate series of Forum Funds. (See "Other Shareholder Services -- Exchanges.")

SHAREHOLDER FEATURES

Each Fund offers an Automatic Investment Plan, Automatic Withdrawal Plan and Directed Dividend Option. (See "Other Shareholder Services" and "Choosing a Share Class.")

DIVIDENDS AND DISTRIBUTIONS

The Fixed Income Funds declare and pay dividends of net investment income monthly. The Equity Funds declare and pay dividends of net investment income, if any, quarterly. Each Fund's net capital gain, if any, is distributed annually. All dividends and distributions are reinvested in additional Fund shares unless the shareholder elects to have them paid in cash. (See "Dividends and Tax Matters.")

EXPENSE INFORMATION

The following tables should help you understand the expenses that you will bear if you invest Shares of a Fund.


SHAREHOLDER TRANSACTION EXPENSES
         (APPLICABLE TO EACH FUND)
                                         GOVERNMENT BOND         CORPORATE BOND       GROWTH EQUITY FUND      VALUE EQUITY FUND
                                              FUND                    FUND
                                       --------------------    -------------------    --------------------    -------------------

  Maximum sales charge on                     None                    None                   None                    None
  purchases and reinvested
  dividends

  Maximum deferred sales charge               None                    None                   None                    None

  Exchange Fee                                None                    None                   None                    None

ANNUAL FUND OPERATING EXPENSES (1)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                         GOVERNMENT BOND         CORPORATE BOND       GROWTH EQUITY FUND      VALUE EQUITY FUND
                                              FUND                    FUND
                                       --------------------    -------------------    --------------------    -------------------

  Investment Advisory Fees

  Rule 12b-1 Fees

  Other Expenses

Total Operating Expenses


(1) Annual Fund Operating Expenses are calculated as a percentage of each Fund's average net assets assuming average net assets of at least $xxx million. If the average net assets of a Fund are lower in any given year, the expenses will be a higher percentage of the Fund's assets. For a further description of the various expenses associated with investing in the Funds, (see "Management.")

EXAMPLE

The following hypothetical example indicates the dollar amount of expenses that you would pay if you invested $1,000 in a Fund's Shares, assuming that (a) the Fund's expenses are as listed above, (b) the Fund has a 5% annual return and (c) you reinvest all dividends and distributions paid by the Fund. The example does not represent past or future expenses or return; actual expenses and return may be more or less than indicated. The 5% annual return does not represent any Fund's past returns, nor is it meant to predict its projected returns.


                                                  1 YEAR                 3 YEARS
                                                  ------                 -------

GOVERNMENT BOND FUND                                xx                     xx

CORPORATE BOND FUND                                 xx                     xx

INCOME FUND                                         xx                     xx

GROWTH VALUE FUND                                   xx                     xx

2.  INVESTMENT OBJECTIVES AND POLICIES

GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. There can be no assurance that the Fund will achieve this objective.

INVESTMENT POLICIES. The Fund will invest at least 90 percent of its net assets in a portfolio of fixed and variable rate U.S. Government Securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury . The Fund may invest up to 10 percent of its net assets in corporate debt securities.

The Fund may not invest more than 25 percent of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10 percent of its total assets in the securities of any other issuer.

The Fund invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 12 years. The Fund seeks to moderate fluctuations its volatility by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Government Bond Index, which is currently X.XX years. Duration measures the sensitivity of a debt security's price to changes in interest rates -- the longer the security's duration, the more its price will fluctuate in response to changes in interest rates. The calculation of duration is based on the present value of payments over the life of the debt obligation and takes into account call rights and other features that may shorten the debt obligation's life. Because earlier payments on a debt security have a higher present value, duration of a security, except a zero-coupon security, generally will be less than its stated maturity.

The Fund may also use options and futures contracts (both exchange-traded and over-the-counter) to attempt to reduce the overall risk of its investments ("hedge"). The Fund's ability to use these strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate and foreign currency futures contracts and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option. Although the Fund will not engage in these transaction for speculative purposes, there is a risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

CORPORATE BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. There is no assurance that the Fund will achieve this objective.

INVESTMENT POLICIES. Under normal circumstances, the Fund will seek to attain its investment objective by investing at least 65% of its assets in corporate debt securities. The Fund may also invest in obligations issued or guaranteed as to principal and interest by the United States Government or by any of its agencies or instrumentalities, and mortgage-backed and asset-backed securities ("U.S. Government Securities").

At least 80 percent of the Fund's investments in corporate debt will be in securities that are rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's, or which are unrated and determined by the Sub-adviser to be of comparable quality. (See "Additional Investment Policies and Risk Considerations -- Rating Matters.") No more than 5 percent of the Fund's investments will be in securities rated below investment grade, that is below the fourth highest rating category. The Fund's portfolio of corporate debt instruments will have a minimum weighted average rating of A.

The Fund will invest primarily in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 15 years. The Fund seeks to structure the maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Aggregate Bond Index, which is currently X.XX years. Duration measures the sensitivity of a debt security's price to changes in interest rates -- the longer the security's duration, the more its price will fluctuate in response to changes in interest rates. The calculation of duration is based on the present value of payments over the life of the debt obligation and takes into account call rights and other features that may shorten the debt obligation's life. Because earlier payments on a debt security have a higher present value, duration of a security, except a zero-coupon security, generally will be less than its stated maturity.

The Fund may invest up to 25 percent of its assets in mortgage- and asset-backed securities. The Fund may enter into "dollar roll" transactions in connection with its investments in mortgage-backed securities. The Fund may also invest in zero-coupon securities, but will limit its investment in these securities, except those issued through the U.S. Treasury's STRIPS program, to not more than 10 percent of the Fund's total assets. The Fund may also invest in securities that are restricted as to disposition under the federal securities laws (sometimes referred to as "private placements" or "restricted securities"). In addition, the Fund may not invest more than 25 percent of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. For a discussion of these investments and the risks associated with them see "A Detailed Description of the Funds' Investments, Investment Strategies and Risks."

The Fund may by use futures contracts and options (both exchange-traded and over-the-counter) to attempt to reduce the overall risk of its investments ("hedge"). The Fund's ability to use hedging strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts, and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option.

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

INVESTMENT POLICIES. The Fund will seek to achieve its objective by investing at least 65% of its assets in the common stock of domestic companies having a minimum market capitalization of $250 million at the time of purchase. The Fund will seek to maintain a minimum average weighted capitalization of $5 billion. A company's market capitalization is the total market value of its outstanding common stock.

The Fund will invest in the securities of issuers that its Sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the Sub-adviser's opinion, generally unrecognized or misperceived by the market. The Sub-adviser may also look to changes in a company that involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between the company's share price and takeover/asset value.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that are rated, at the time of purchase, within the four highest rating categories assigned by an NRSRO or which are unrated and determined by the Sub-adviser to be of comparable quality. Securities rated in these categories are generally considered to be investment grade securities, although Moody's indicates that securities rated Baa (the fourth highest category) have speculative characteristics. A description of the rating categories of various NRSROs is contained in the SAI.

The Fund may also use futures contracts and options (both exchange-traded and over-the-counter) to attempt to reduce the overall risk of its investments ("hedge"). The Fund's ability to use hedging strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts, and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option. For a description of these investment practices and the risks associated with them see "A Detailed

Description of the Funds' Investments, Investment Strategies and Risks - Futures Contracts and Options."

VALUE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

INVESTMENT POLICIES. The Fund will seek to attain this objective by investing at least 65% of its total assets in common stocks of domestic companies having a minimum market capitalization of $250 million at the time of purchase. The Fund will seek to maintain a minimum average weighted capitalization of $5 billion. A company's market capitalization is the total market value of its outstanding common stock.

Using a value approach, the Fund will seek to invest in stocks that are underpriced relative to comparable companies, determined by price/earnings ratios, cash flows or other measures. It is expected that the Sub-adviser will rely on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-adviser will employ traditional value disciplines in selecting stocks for investment by the Fund, evaluating companies on several levels to establish valuation parameters using relative ratios or target prices.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that are rated, at the time of purchase, within the four highest rating categories assigned by an NRSRO or which are unrated and determined by the Sub-adviser to be of comparable quality. Securities rated in these categories are generally considered to be investment grade securities, although Moody's indicates that securities rated Baa (the fourth highest category) have speculative characteristics. A description of the rating categories of various NRSROs is contained in the SAI.

The Fund may also use futures contracts and options (both exchange-traded and over-the-counter) to attempt to reduce the overall risk of its investments ("hedge"). The Fund's ability to use hedging strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts, and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option. For a description of these investment practices and the risks associated with them see "A Detailed Description of the Funds' Investments, Investment Strategies and Risks - Futures Contracts and Options."

3.  MANAGEMENT

The business of the Trust is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Funds and meets periodically to review the performance of the Funds, monitor their investment activities and practices, and discuss other matters affecting the Funds and the Trust.

ADVISER

FORUM ADVISERS, LLC (the "Adviser"), Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for each Fund in accordance with its investment objective, reviewing the investment strategies and policies of each Fund, and advising the Board on the selection of additional Sub-advisers.

The Adviser has entered into investment sub-advisory agreements with the Sub-advisers to exercise investment discretion over the assets (or a portion of assets) of each Fund.

For its services under the Investment Advisory Agreement, Forum receives with respect to the following funds:

Government Bond Fund             A fee at an annual rate of 0.XX percent of that
                                 Fund's average daily net assets
Corporate Bond Fund              A fee at an annual rate of 0.XX percent of that
                                 Fund's average daily net assets
Growth Equity Fund               A fee at an annual rate of 0.XX percent of that
                                 Fund's average daily net assets
Value Equity Fund                A fee at an annual rate of 0.XX percent of that
                                 Fund's average daily net assets

The Adviser was incorporated under the laws of Delaware in 1987 and is registered under the Investment Advisers Act of 1940.

INVESTMENT CONSULTANT

To assist it in carrying out its responsibilities under the Investment Advisory Agreement, the Adviser has retained Wellesley Group, Inc. ("Wellesley"), 800 South Street, Waltham, Massachusetts 02154, to provide investment consulting services. Among other things, Wellesley has assisted the Board, Management and the Adviser to formulate investment policies and restrictions best-suited to achieving each Fund's long-term investment objective.

Wellesley also reviews the investments and analyzes the performance of each Fund. In doing so, Wellesley compares the risk and return profiles of each Fund against appropriate groups of investment managers employing a similar investment strategy, comparable mutual funds, and relevant broad based market indices. Wellesley reports its findings to Forum and to the Board at least quarterly.

If the Board decides to add or change Sub-advisers, Wellesley will assist Forum and the Board in the selection of these new Sub-advisers with proven long-term investment performance and philosophy best suited to the goals and objectives of the Fund for which the adviser is being considered. As a part of this selection process, Wellesley will analyze statistical information relating to investments and performance, and evaluate the risk and return profiles of the investment advisers under consideration. Wellesley will also review such qualitative factors as the advisory firm's ownership, organizational structure, business
plan,   client  base,   staff   resources,   investment   philosophy,   research
capabilities,   investment   decision-making   process,   and  risk   management
disciplines.


SUB-ADVISERS

The Adviser has retained the Sub-advisers to render advisory services and make daily investment decisions for each Fund. The Adviser makes recommendations to the Trust's Board of Trustees regarding the selection and retention of these Sub-advisers. On an ongoing basis, the Adviser evaluates the Sub-advisers and reports to the Board concerning their investment results. The Adviser also reviews the investments made for the Funds by the Sub-advisers to see that they comply with the Funds' investment objectives, policies and restrictions.

The following Sub-advisers and individuals are primarily responsible for the day-to-day management of the Funds:

GBF ADVISERS ("GBF") [address] manages the portfolio of the GOVERNMENT BOND FUND. [insert re organization and portfolio managers]

CBF ADVISERS ("CBF") [address] manages the portfolio of the CORPORATE BOND FUND. [insert re organization and portfolio managers]

GEF ADVISERS ("GEF") [address] manages the portfolio of the GROWTH EQUITY FUND. [insert re organization and portfolio managers]

VEF ADVISERS ("VEF") [address] manages the portfolio of the VALUE EQUITY FUND. [insert re organization and portfolio managers]

The Adviser performs internal due diligence on each Sub-adviser and monitors each Sub-adviser's performance. The Adviser will be responsible for communicating performance targets and evaluations to the Sub-advisers, supervising each Sub-adviser's compliance with its Fund's fundamental investment objectives and policies, authorizing Sub-advisers to engage in certain investment techniques for the Funds, and recommending to the Board of Trustees whether sub-advisory agreements should be renewed, modified or terminated. The Adviser pays a fee to each of the Sub-advisers. These fees are borne solely by Forum and do not increase the fees paid by shareholders of the Funds. As of the date of this Prospectus, Forum will pay GBF, CBF, GEF, VEF fees of 0.XX%, 0.XX%, 0.XX%, and 0.XX%, respectively, of the average daily net assets of the corresponding Fund for which the Sub-adviser provides investment advisory services. The amount of these fees may vary from time to time as a result of periodic negotiations with the Sub-advisers and pursuant to certain factors described in the SAI. The amount of Advisory Fees paid by each Fund will not vary as a result of changes in the Sub-advisory fees, however.

The Adviser also may from time to time recommend that the Board of Trustees replace one or more Sub-advisers or appoint additional Sub-advisers, depending on the Adviser's assessment of what combination of Sub-advisers it believes will optimize each Fund's chances of achieving its investment objective. In the event that a Sub-adviser ceased to provide investment advisory services for a Fund, the Adviser would select a similarly qualified investment adviser to replace the Sub-adviser but would not manage the Fund's portfolio.

Section 15(a) of the 1940 Act requires that a Fund's shareholders approve its investment advisory contracts. As interpreted, this requirement applies to the Sub-advisory contracts of the Funds. The Trust is applying to the SEC for a conditional exemption from this shareholder approval requirement. The SEC has granted such applications in the past, and the Trust expects it will receive the requested exemption. Such relief is not certain, however. If the exemption is granted, the Board of Trustees would be able to appoint additional or replacement Sub-advisers without Shareholder approval. The Board would not, however, be able to replace the Adviser as investment adviser to any Fund without the approval of that Fund's shareholders.

ADMINISTRATOR

On behalf of the Fund, the Trust has entered into an Administration Agreement with Forum Administrative Services, Inc. ("Forum"). Under this agreement, Forum is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services for which it must pay), providing the Trust with general office facilities and providing persons satisfactory to the Board of Trustees to serve as officers of the Trust. For these services, Forum receives a fee computed and paid monthly at an annual rate of 0.10% of the average daily net assets under $150 million, and 0.05% of the average daily assets over $150 million of each Fund, subject to an annual minimum of $30,000 per Fund.

Forum is located at Two Portland Square, Portland, Maine 04101. As of the date of this prospectus, Forum administers investment companies and collective investment funds with assets of approximately $xx billion.

DISTRIBUTOR

Pursuant to a Distribution Agreement with the Trust, Forum Financial Services, Inc. ("FFSI") acts as distributor of the Fund's shares. FFSI acts as the agent of the Trust in connection with the offering of shares of the Fund. FFSI receives no compensation for its services under the Distribution Agreement. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions ("Selected Dealers") through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. Investors purchasing shares of the Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

DISTRIBUTION PLAN. On behalf of each Fund, the Trust has adopted a Distribution and Services Plan pursuant to rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, each Fund may pay (i) FFSI or another person for distribution services provided and expenses assumed in connection with distribution services for Trust shares the Fund ("Shares") and (ii) Service Organizations for shareholder administrative services provided pursuant to servicing agreements in connection with Shares. Payments to FFSI are intended to compensate it for distribution assistance and expenses in connection with activities primarily intended to result in the sale of Shares, including compensating dealers and other sales personnel (which may included affiliates of the Adviser or the Sub-advisers, royalty and licensing fees paid to the International Cemetery and Funeral Association or other trade associations, direct advertising and marketing expenses and expenses incurred in connection with preparing, printing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing prospectuses and statements of additional information to prospective investors, and costs associated with implementing and operating the Plan. Under the Plan, these payments and expenses may not exceed 0.30% of the average annual net assets of the Fund attributable to Trust Shares.

TRANSFER AGENT

The Trust has entered into a Transfer Agency Agreement with Forum Financial Corp. ("FFC") pursuant to which FFC acts as the Fund's transfer agent and dividend disbursing agent. FFC maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust.

Pursuant to a separate agreement, Forum Accounting Services, LLC ("FAcS") provides portfolio accounting services to each Fund. The Adviser, Forum, FFSI, FFC and FAcS are members of the Forum Financial Group of companies which together provide a full range of services to the investment company and financial services industry. As of October 1, 1997, Forum, FAS and Forum Accounting were controlled by John Y. Keffer.

EXPENSES OF THE TRUST

Each Fund's expenses comprise Trust expenses attributable to the Fund, and a pro rata share of the Trust's expenses that are not attributable to a particular Fund. The Adviser, Forum, FFC, or FAcS or any other entity that provides services for the Funds pursuant to a contract with the Trust, may waive all or a portion of their fees, which are accrued daily, and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing the

Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.


CUSTODY

__________ Bank serves as each Fund's custodian and may appoint subcustodians for the foreign securities and other assets held in foreign countries.


4.  HOW TO BUY SHARES

MINIMUM INVESTMENT

There is a $5,000 minimum for initial purchases ($2,000 for retirement accounts and automatic investment plans) and a $100 minimum for subsequent purchases, of Shares of each Fund. Either management of the Trust or FFC may in its discretion waive the investment minimums. (See "Other Shareholder Services -- Automatic Investment Plan" and "Dividends and Tax Matters.")

The Funds reserve the right to reject any subscription for the purchase of their shares. Share certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

PURCHASE PROCEDURES

INITIAL PURCHASES

THERE ARE THREE WAYS TO PURCHASE SHARES INITIALLY.

1. BY MAIL. You may send a check or money order (cash cannot be accepted) along with a completed account application form to the Trust at the address listed under "Account Application." Checks or money orders are accepted at full value subject to collection. If a check or money order does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, FFC or Forum.

For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Memorial Funds" or to one or more owners of that account and endorsed to "Memorial Funds." For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Memorial Funds." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveler's checks is prohibited.

2. BY BANK WIRE. You make an initial investment in a Fund using the wire system for transmittal of money among banks. You should first telephone FFC at (800) 338-1348 to obtain an account number. You should then instruct a bank to wire your money immediately to:

         BANKBOSTON
         BOSTON, MASSACHUSETTS
         ABA # 011000390
         FOR CREDIT TO: FORUM FINANCIAL CORP.
                  RE:      [NAME OF FUND]
                  ACCOUNT NO.:
                  ACCOUNT NAME:

You should then promptly complete and mail the account application form. Your bank may charge for transmitting the money by bank wire. The Trust does not charge you for the receipt of wire transfers. Payment by bank wire is treated as a federal funds payment when received.

3. THROUGH FINANCIAL INSTITUTIONS. You may also purchase Shares through certain broker-dealers, banks and other financial institutions ("Processing Organizations"). FFC and its affiliates may be Processing Organizations. Processing Organizations may receive payments from Forum with respect to sales of Trust Shares and may receive payments as a processing agent from FFC. Financial institutions, including Processing Organizations, may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a Processing Organization, you will be subject to its procedures which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. You should acquaint yourselves with your institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. If you purchase a Fund's shares through a Processing Organization, you may or may not be the shareholder of record and, subject to your institution's and the Funds' procedures, may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain Processing Organizations also may enter purchase orders with payment to follow.

Certain shareholder services may not be available to you if you purchase shares through a Processing Organization. You should contact your Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with confirmations and periodic statements. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer.

SUBSEQUENT PURCHASES

You may make subsequent purchases by mailing a check, by sending a bank wire or through your Processing Organization as indicated above. All payments should clearly indicate your name and account number.

ACCOUNT APPLICATION

You may obtain the account application form necessary to open an account by writing the Trust at the following address:

         MEMORIAL FUNDS
         [NAME OF FUND]
         P.O. BOX
         PORTLAND, ME  04112

To participate in shareholder services not referenced on the account application form and to change information on your account (such as addresses), you should contact the Trust. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and to charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your exercise of any privilege or participation in any program at any time by writing to the Trust.

GENERAL INFORMATION

Fund Shares are continuously sold on any weekday except days when the New York Stock Exchange is closed, normally New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas ("Fund Business Day"). The purchase price for a share of a Fund equals its net asset value next-determined after acceptance of an order in proper form.

Fund shares become entitled to receive dividends and distributions on the next Fund Business Day after a purchase order is accepted.

All payments for Shares must be in U.S. dollars. All transactions in Fund shares are effected through FFC, which accepts orders for redemptions and for subsequent purchases only from shareholders of record. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period.

5.  HOW TO SELL SHARES

GENERAL INFORMATION

Fund Shares may be sold ("redeemed") at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed at the Fund's net asset value next determined after FFC accepts the redemption order in proper form (and any supporting documentation that FFC may require). Redeemed shares are not entitled to receive dividends declared after the day the redemption becomes effective.

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares being redeemed has been cleared by the shareholder's bank, which may take up to 15 days. This delay may be avoided by paying for shares through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to a Fund, except when the New York Stock Exchange is closed (or when trading on the Exchange is restricted) for any reason other than its customary weekend or holiday closings, for any period during which an emergency exists as a result of which disposal by the Fund of its portfolio securities or determination by the Fund of the value of its net assets is not reasonably practicable and for such other periods as the SEC may permit.

REDEMPTION PROCEDURES

If you invested through a Processing Organization you may redeem your shares through the Processing Organization as described above. If you invested directly in a Fund, you may redeem your Shares as described below. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire, you must elect these options by properly completing the appropriate sections of your account application form. These privileges may not be available until several weeks after your application is received. Shares for which certificates have been issued may not be redeemed by telephone.

1. BY MAIL. You may redeem shares by sending a written request to FFC accompanied by any share certificate that may have been issued to the shareholder to evidence the shares being redeemed. All written requests for redemption must be signed by the shareholder with signature guaranteed, and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed. (See "How to Sell Shares -- Other Redemption Matters.")

2. BY TELEPHONE. If you have elected telephone redemption privileges, you may request a redemption by calling FFC at (800) XXX-XXXX or (207) XXX-XXXX and providing your account number, the exact name in which your shares are registered and your social security or taxpayer identification number. In response to the telephone redemption instruction, the Trust will mail a check to your record address or, if you have elected wire redemption privileges, wire the proceeds. (See "How to Sell Shares -- Other Redemption Matters.")

3. BY BANK WIRE. For redemptions of more than $5,000, if you have elected wire redemption privileges, you may request a Fund to transmit proceeds of any redemption over $5,000 by federal funds wire to a bank account that you previously designated in writing. To request bank wire redemptions by telephone, you also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day after FFC receives a redemption request in proper form.

OTHER REDEMPTION MATTERS

To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

Signature guarantees may be provided by any bank, broker-dealer, national securities exchange, credit union, savings association or other eligible institution that is authorized to guarantee signatures and is acceptable to FFC. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

Shareholders who want to telephone redemption or exchange privileges must elect those privileges. The Trust and FFC will employ reasonable procedures in order to verify that telephone requests are genuine, including recording telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Trust and FFC did not employ such procedures, they could be liable for losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the FFC by telephone, requests may be mailed or hand-delivered to the FFC.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account whose aggregate net asset value is less than $2,000 immediately following any redemption.

The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

6.  OTHER SHAREHOLDER SERVICES

EXCHANGES

Shareholders of one Fund may exchange their shares for Trust shares of any of the other Memorial Funds, as well as for [NAME OF CLASS] shares of Forum Daily Assets Treasury Fund. A Prospectus for Daily Assets Treasury Fund can be obtained by contacting FFC.

The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds reserve the right, however, to limit excessive exchanges by any shareholder. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of, the Fund into which a shareholder is exchanging.

Exchanges may only be made between identically registered accounts or by opening a new account. A new account application is required to open a new account through an exchange if the new account will not have an identical registration and the same shareholder privileges as the account from which the exchange is being made. You may exchange into a Fund only if that Fund's shares may legally be sold in your state of residence.

Under federal tax law, an exchange is treated as a redemption and a purchase. Accordingly, you may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than your basis in the shares at the time of the exchange transaction. Exchange procedures may be amended materially or terminated by the Trust at any time upon 60 days' notice to shareholders. (See "Additional Purchase and Redemption Information" in the SAI.)

1. EXCHANGES BY MAIL. You may make an exchange by sending a written request to FFC accompanied by any share certificates for the shares to be exchanged. You must sign all written requests for exchanges and endorse all certificates submitted for exchange with your signature guaranteed. (See "How to Sell Shares -- Other Redemption Matters.")

2. EXCHANGES BY TELEPHONE. If you have elected telephone exchange privileges, you may make a telephone exchange request by calling FFC at (800) XXX-XXXX or
(207) XXX-XXXX and providing the account number, the exact name in which the shareholder's shares are registered and your social security or taxpayer identification number. (See "How to Sell Shares -- Other Redemption Matters.")

AUTOMATIC INVESTMENT PLAN

Under the Funds' Automatic Investment Plan, you may authorize monthly amounts of $100 or more to be withdrawn automatically from a designated bank account (other than passbook savings) and sent to FFC for investment in Shares of a Fund. If you wish to use this plan, you must complete an application which may be obtained by writing or calling FFC. The Trust may modify or terminate the automatic investment plan with respect to any shareholder if the Trust is unable to settle any transaction with the shareholder's bank. If the Automatic Investment Plan is terminated before the shareholder's account totals $2,000, the Trust reserves the right to close the account in accordance with the procedures described under "How to Sell Shares -- Other Redemption Matters."

INDIVIDUAL RETIREMENT ACCOUNTS

The Funds may be a suitable investment vehicle for part or all of the assets held in individual retirement accounts ("IRAs"). An IRA account application form may be obtained by contacting the Trust at (800) XXX-XXXX or (207) XXX-XXXX. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, the deduction will be reduced if the individual or, in the case of a married individual, either the individual or the individual's spouse, is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels.

An employer may also contribute to an individual's IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, an employee may contribute up to $6,000 annually to the employee's IRA, and the employer must generally match such contributions up to 3% of the employee's annual salary. Alternatively, the employer may elect to contribute to the employee's IRA 2% of the lesser of the employee's earned income or $150,000.

The foregoing discussion regarding IRAs is based on regulations in effect as of June 1, 1997 and summarizes only some of the important federal tax considerations generally affecting IRA contributions made by individuals or their employers. It is not intended as a substitute for tax planning. Investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes.

AUTOMATIC WITHDRAWAL PLAN

If your Shares in a single account total $1,000 or more, you may establish a withdrawal plan to provide for the pre-authorized payment from your account of $250 or more on a monthly, quarterly, semi-annual or annual basis. Under the withdrawal plan, sufficient shares in your account are redeemed to provide the amount of the periodic payment and you will recognize any taxable gain or loss upon redemption of the shares. If you wish to utilize the withdrawal plan, you may do so by completing an application which may be obtained by writing or calling FFC. The Trust may suspend a shareholder's withdrawal plan without notice if the account contains insufficient funds to effect a withdrawal or if the account balance is less than $1,000 at any time.

REOPENING ACCOUNTS

You may reopen an account, without filing a new account application form, at any time within one year after your account is closed, if the information on the account application form on file with the Trust is still applicable.

7.  DIVIDENDS AND TAX MATTERS

DIVIDENDS

The Fixed Income Funds declare and pay dividends of net investment income monthly. The Equity Funds declare and pay dividends of net investment income, if any, quarterly. Each Fund's net capital gain, if any, is distributed annually. All dividends and distributions are reinvested in additional Fund shares unless the shareholder elects to have them paid in cash. (See "Dividends and Tax Matters.")

PAYMENT OPTIONS

You may choose to have dividends and distributions of a Fund reinvested in shares of that Fund (the "Reinvestment Option"), to receive dividends and distributions in cash (the "Cash Option") or to direct dividends and distributions to be reinvested in shares of another fund of the Trust (the "Directed Dividend Option"). All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund.

Under the Reinvestment Option, all dividends and distributions of a Fund are automatically invested in additional shares of that Fund. All dividends and distributions are reinvested at a Fund's net asset value as of the payment date of the dividend or distribution. You will be assigned this option unless you select one of the other two options. Under the Cash Option, all dividends and distributions are paid to the shareholder in cash. Under the Directed Dividend Option, shareholders of a Fund whose shares in a single account of that Fund total $10,000 or more may elect to have all dividends and distributions reinvested in shares of another fund of the Trust, provided that those shares are eligible for sale in the shareholder's state of residence. For further information concerning the Directed Dividend Option, shareholders should contact FFC.

TAX MATTERS

Each Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). As such, each Fund will not be liable for federal income and excise taxes on the net investment income and net capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, each Fund should thereby avoid all federal income and excise taxes.

Dividends paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders of the Fund as ordinary income. Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gains--that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("mid-term gains"), and a second rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Distributions of mid-term gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. If a shareholder holds Shares for six months or less and during that period receives a long-term capital gain distribution, any loss realized on the sale of the Shares during that six-month period will be a long-term capital loss to the extent of the distribution. Dividends and distributions reduce the net asset value of the Fund paying the dividend or distribution by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of Shares, although in effect a return of capital to you, will be taxable as described above.

Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to a shareholder who fails to provide the Fund with a correct taxpayer identification number or to make required certifications, or who is subject to backup withholding.

Reports containing appropriate information with respect to the federal income tax status of dividends and distributions paid during the year by each Fund will be mailed to shareholders shortly after the close of each calendar year.

8.       A DETAILED DESCRIPTION OF THE FUNDS' INVESTMENTS,
         INVESTMENT STRATEGIES AND RISKS

IN GENERAL

This section describes in more detail the Funds' investments, the investment practices and strategies that the Sub-advisers may employ for a Fund, and the risks associated with these investments and practices.

            A FURTHER DESCRIPTION OF THE FUNDS' INVESTMENT POLICIES, INCLUDING ADDITIONAL FUNDAMENTAL POLICIES, IS CONTAINED IN THE SAI.

A Fund must invest in accordance with its investment objective and stated investment policies. The holders of a majority of the outstanding voting securities of the Fund must approve any change to a Fund's investment objective or to an investment policy designated as fundamental. A majority of outstanding voting securities means the lesser of 67% of the shares present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares are present or represented, or more than 50% of the outstanding shares. Unless otherwise indicated, the investment policies of the Funds are not fundamental and may be changed by the Board without shareholder approval. A Fund will apply the percentage restrictions on its investments set forth in its investment policies when the investment is made. If the percentage of a Fund's assets committed to a particular investment or practice later increases because of a change in the market values of a Fund's assets or redemptions of Fund shares, it will not constitute a violation of the limitation.

CORE AND GATEWAY (R).

Notwithstanding the Funds' other investment policies, each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure, upon future action by the Board of Trustees and notice to shareholders. If a Fund converts to a Core and Gateway structure, it would seek to achieve its investment objective by investing all or a portion of its assets in shares of another diversified, open-end management investment company that has an investment objective and investment policies substantially similar to the Funds.

FIXED INCOME SECURITIES AND THEIR CHARACTERISTICS.

INTEREST RATE RISK. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. Moreover, the longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

CREDIT RISK AND RATINGS. The FIXED INCOME FUNDS' investments are subject to "credit risk" relating to the financial condition of the issuers of the securities that each Fund holds. Each Fund attempts to limit its credit risk by limiting its investment in securities rated in lower categories by a Nationally Recognized Statistical Rating Organization ("NRSRO").

The GOVERNMENT BOND FUND invests at least 90 percent of its net assets in U.S. Government Securities. For this reason its exposure to credit risk is limited. It may, however, invest up to 10 percent of its net assets in "investment grade" corporate debt instruments. Accordingly, the Government Bond Fund may not purchase any corporate debt instrument having a long-term rating for corporate bonds, including convertible bonds, lower than are "Baa" in the case of Moody's Investors Service ("Moody's") and "BBB" in the case of Standard & Poor's ("S&P") and Fitch Investors Service, L.P. ("Fitch"); the lowest permissible long-term investment grades for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and the lowest permissible short-term investment grades for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, A-2 in the case of S&P and F-2 in the case of Fitch.

The CORPORATE BOND FUND also attempts to limit its credit risk by limiting its investment in securities rated in lower categories by a Nationally Recognized Statistical Rating Organization

("NRSRO"). At least 80 percent of the corporate debt instruments that the Fund purchases must be investment grade. No more than 5 prercent of its corporate debt securities may be lower than investment grade. The Fund will attempt to maintain a minimum average portfolio rating, on a dollar weighted basis, of A by Moody's, S&P or Fitch.

The FIXED INCOME FUNDS also may purchase unrated securities if the portfolio manager determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. Each Fund may retain a security whose rating has been lowered below the Fund's lowest permissible rating category (or that are unrated and determined by the Sub-adviser to be of comparable quality to securities whose rating has been lowered below the Fund's lowest permissible rating category) if the portfolio manager determines that retaining the security is in the best interests of the Fund. Because a ratings downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

U.S. GOVERNMENT SECURITIES. The FIXED INCOME FUNDS may invest in U.S. Government Securities including U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association ("Ginnie Mae").

The CORPORATE BOND FUND also may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

VARIABLE AND FLOATING RATE SECURITIES. The FIXED INCOME FUNDS may invest in securities that pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to reduce fluctuations in its net asset value. Variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Certain variable rate securities, sometimes called "inverse floaters," pay interest at a rate that varies inversely to prevailing short-term interest rates. For instance, upon reset the interest rate payable on a security may go down when the underlying index has risen. During times when short-term interest rates are relatively low as compared to long-term interest rates a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. Although this may increase the security's, and thus the Fund's, yield, it can also increase the volatility of the security's market value.

There may not be an active secondary market for certain floating or variable rate instruments (particularly inverse floaters and similar instruments) which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to an instrument. The Sub-adviser monitors the liquidity of each Funds' investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

DEMAND NOTES. The FIXED INCOME FUNDS may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuers of these obligations often have the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security. Although a Fund would generally not be able to resell a master demand note to a third party, the Fund is entitled to demand payment from the issuer at any time. Sub-advisers continuously monitors the financial condition of the issuer to determine the issuer's likely ability to make payment on demand.

GUARANTEED  INVESTMENT  CONTRACTS.   The  CORPORATE  BOND  FUND  may  invest  in
guaranteed investment contracts ("GICs"). A GIC is an arrangement with an insurance company under which the Fund contributes cash to the insurance company's general account and the insurance company credits the contribution with interest on a monthly basis. The interest rate is tied to a specified market index and is guaranteed by the insurance company not to be less than a certain minimum rate. The Fund will purchase a GIC only when The Sub-adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that the Fund may purchase.

ZERO-COUPON SECURITIES. The FIXED INCOME FUNDS may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES").

The CORPORATE BOND FUND may also invest in other types of related zero-coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). Zero-coupon securities also may be issued by corporations and municipalities.

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but the Fund must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Fund may invest. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

MORTGAGE-BACKED SECURITIES. The FIXED INCOME FUNDS may invest in mortgage-backed securities. The GOVERNMENT BOND FUND may only invest in mortgage-backed securities issued by the government or government-related issuers described below. The CORPORATE BOND FUND may also invest in mortgage-backed securities of private issuers.

Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

GOVERNMENT AND GOVERNMENT-RELATED GUARANTORS. The principal government guarantor of mortgage-backed securities is Ginnie Mae, a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Mortgage-backed securities are also issued by Fannie Mae, a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development, and Freddie Mac, a corporate instrumentality of the United States Government. While Fannie Mae and Freddie Mac each guarantee the payment of principal and interest on the securities they issue, unlike Ginnie Mae securities, their securities are not backed by the full faith and credit of the United States Government.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Corporate Bond Fund may also invest in mortgage-backed securities offered by private issuers. These include pass-through securities comprised of pools of conventional mortgage loans;
mortgage-backed bonds (which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans); and collateralized mortgage obligations ("CMOs"), which are described below. Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the
absence  of  direct  or  indirect   government
guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on these securities. Timely payment of interest and principal also may be supported by various forms of insurance, including individual loan, title, pool and hazard policies.

UNDERLYING MORTGAGES. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Funds may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

LIQUIDITY AND MARKETABILITY. Generally, government and government-related pass-through pools are highly liquid. While private conventional pools of mortgages (pooled by non-government-related entities) have also achieved broad market acceptance and an active secondary market has emerged, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

AVERAGE LIFE AND PREPAYMENTS. The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to the Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. The assumed average life of pools of mortgages having terms of 30 years or less is typically between 5 and 12 years.

YIELD CALCULATIONS. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund.

ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities. ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they also may have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to a Fund will decrease as the coupon rate resets along with the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying the Fund's ARMs may lag behind changes in market interest rates. This may result in a lower value until the interest rate resets to market rates.

COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are debt obligations collateralized by mortgages or mortgage pass-through securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages ("Mortgage Assets"). CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

ASSET-BACKED SECURITIES. The CORPORATE BOND FUND may invest in asset-backed securities. These securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-related assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The Fund may not invest more than 15% of its net assets in asset-backed securities that are backed by a particular type of credit, for instance, credit card receivables. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-related securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-related securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

COMMON STOCK. The EQUITY FUNDS invest primarily in common stocks of domestic issuers. Common stock represents an equity or ownership interest in a company. Although an equity interest often gives a Fund the right to vote on measures affecting the company's organization and operations, the Funds do not intend to exercise control over the management of companies in which they invest. Common stocks have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term.

PREFERRED STOCK. The EQUITY FUNDS may invest in preferred stock. Preferred stock generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income from dividend payments or the recovery of investment or both. The owner of preferred stock is a shareholder in a business and not, like a bondholder, a creditor. Dividends paid to preferred stockholders are distributions of earnings of a business in contrast to interest payments to bondholders which are expenses of a business.

WARRANTS. The EQUITY FUNDS may invest in warrants. These are options to purchase an equity security at a specified price at any time during the life of the warrant. Unlike convertible securities and preferred stocks, warrants do not pay a dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of a Fund's entire investment therein).

AMERICAN DEPOSITORY RECEIPTS ("ADRS"). The EQUITY FUNDS may invest in sponsored ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. In a "sponsored" ADR, the foreign issuer typically bears certain expenses of maintaining the ADR facility.

CONVERTIBLE SECURITIES. All of the Funds may invest in securities that may be converted into a pre-determined number of shares of the issuer's common stock at stated price or formula within a specified time period. The holder of convertible securities is entitled to receive interest paid or accrued on convertible debt, or the dividend paid on convertible preferred stock, until the convertible security matures or is redeemed, converted or exchanged. Traditionally, convertible securities have paid dividends or interest greater than common stocks, but less than fixed income or non-convertible debt securities. Convertible securities typically rank before common stock, but after non-convertible debt securities, in their claim on dividends paid by the issuer. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of a convertible security is, however, also influenced by the value of the underlying common stock. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company's stock, but to a lesser degree than its common stock.

A Fund may invest in preferred stock and convertible securities rated BBB or higher by Standard & Poor's Corporation, Baa by Moody's Investors Service, Inc., or the equivalent in the case of unrated instruments. SEE "Description of Securities Ratings" in Appendix A to the SAI.

FUTURES CONTRACTS AND OPTIONS. Each Fund may attempt to hedge against a decline in the value of securities it owns or an increase in the price of securities it plans to purchase through the use of options and the purchase and sale of interest rate futures contracts and options on those futures contracts. These instruments are often referred to as "derivatives," because their performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Funds only may write (sell) "covered" options. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains cash, U.S. Government Securities or other liquid debt securities in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option. A Fund may enter into these futures contracts only if the aggregate of initial deposits for open futures contract positions does not exceed 5% of the Fund's total assets.

RISK CONSIDERATIONS. A Fund's use of options and futures contracts subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may limit a Fund's ability to limit exposures by closing its positions; (v) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (vi) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations. There are a limited number of options on interest rate futures contracts and exchange traded options contracts on fixed income securities. Accordingly, hedging transactions involving these instruments may entail "cross-hedging." As an example, a Fund may wish to hedge existing holdings of mortgage-backed securities, but no listed options may exist on those securities. In that event, the Fund's Sub-adviser may attempt to hedge the Fund's securities by the use of options with respect to similar securities. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.

LIMITATIONS. The Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. No Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund will not exceed 50% of its total assets.

OPTIONS ON SECURITIES. A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional stock options except that exercises of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon exercise of a stock index option, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

INDEX FUTURES CONTRACTS. Bond and stock index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the fixed income or equity securities comprising the index is made. Generally, futures contracts are closed out prior to the expiration date of the contract.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

TECHNIQUES INVOLVING LEVERAGE. Leveraging involves special risks. The Funds may borrow for other than temporary or emergency purposes, lend their securities, and purchase securities on a when-issued or forward commitment basis. In addition, the Funds may engage in dollar roll transactions, and purchase securities on margin. Each of these transactions involves the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. In addition, the use of swap and related agreements may involve leverage. A Fund uses these investment techniques only when the Sub-adviser to the Fund believes that the leveraging and the returns available from investing the cash will provide the Fund's shareholders with a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the Fund's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund.

The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SEGREGATED ACCOUNT. To limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account for each Fund cash, U.S. Government Securities and other liquid, debt securities in accordance with SEC guidelines. The accounts value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions. The Fund's commitments may include: (i) the Fund's obligations to repurchase securities under a reverse repurchase agreement, or settle when-issued and forward commitment transactions; (ii) the greater of the market value of securities sold short or the value of the securities at the time of the short sale (reduced by any margin deposit). The use of a segregated account in connection with leveraged transactions may result in a Fund's portfolio being 100% leveraged.

BORROWING. As a fundamental investment policy, a Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of a Fund's total assets. As a nonfundamental investment policy, a Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might need to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES. Each Fund may seek additional income by entering into repurchase agreements or by lending securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Fund might suffer a loss.

Repurchase agreements are transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Funds may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 33 1*3% of the value of its total assets.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The FIXED INCOME FUNDS may purchase securities on a "when-issued" or "forward commitment" basis. When a fund purchases a security on a when-issued or forward commitment basis, the price of the security is fixed when the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement occurs within three months after the transaction, but delayed settlements beyond three months may be negotiated.

During the period between a commitment and settlement, no interest accrues to the Fund. When a Fund commits to purchase securities in this manner, however, the Fund immediately assumes the risk of ownership, including price fluctuation. If the other party does not deliver or pay for a security purchased or sold by the Fund, the Fund may incur a loss or miss and opportunity to make an alternative investment. Any significant commitment of a Fund's assets committed to the purchase of securities on a when-issued or forward commitment basis may increase the volatility of its net asset value. Except for dollar roll transactions, which are described below, each of the Fixed Income Funds limits its investments in when-issued and forward commitment securities to 15% of the value of the Fund's total assets.

A Fund may use when-issued transactions and forward commitments to hedge against anticipated changes in interest rates and prices. If the Fund's Sub-adviser forecasts incorrectly the direction of interest rate movements, however, the Fund might be required to complete when-issued or forward transactions at prices inferior to the current market values. The Funds enter into when-issued and forward commitments only with the intention of actually receiving the securities, but a Fund may sell the securities before the settlement date if deemed advisable. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss.

DOLLAR ROLL TRANSACTIONS. Each FIXED INCOME FUND may enter into dollar roll transactions in which the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the Fund, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. If the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for their portfolios and not for investment leverage. Each Fixed Income Fund will limit its obligations on dollar roll transactions to 35% of the Fund's net assets.

CONCENTRATION. As a fundamental investment policy, a Fund may not purchase a security (other than U.S. Government Securities) if as a result more than 25% of its net assets would be invested in a particular industry.

DIVERSIFICATION. As a fundamental investment policy, a Fund may not purchase a security if, as a result (a) more than 5% of a Fund's total assets would be invested in the securities of a single issuer, or (b) a Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only with respect to 75% of a Fund's total assets and does not apply to U.S. Government Securities.

Each Fund reserves the right to invest up to 100% of its investable assets in one or more other investment companies and each Fund reserves the right, upon notification to shareholders to make such investments. If a Fund elected to pursue its investment objective in this manner, its policies on concentration and diversification would apply to the assets of the investment companies in which the Fund invests.

CASH AND TEMPORARY DEFENSIVE POSITIONS. A Fund will hold a certain portion of its assets in cash or cash equivalents to retain flexibility in meeting redemptions, paying expenses, and timing of new investments. Cash equivalents may include (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities ("U.S. Government Securities"),
(ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have an A+ rating from Standard & Poor's Corporation or an A-1+ rating from Moody's Investors Service, Inc., (iii) commercial paper rated P-1 by Moody's Investors Service, Inc. or A-1 by Standard & Poor's Corporation, (iv) repurchase agreements covering any of the securities in which a Fund may invest directly, and (v) money market mutual funds.

In addition, when the Sub-adviser believes that business or financial conditions warrant, a Fund may assume a temporary defensive position. During such periods, a Fund may invest without limit in cash or cash equivalents. When and to the extent a Fund assumes a temporary defensive position, it will not pursue its investment objective.

SHORT SALES. A Fund may not enter into short sales, except short sales "against the box." In a short sale against the box, a Fund sells securities it owns, or has the right to acquire at no added cost. A Fund does not immediately deliver the securities sold, however, and does not receive proceeds from the sale until it does deliver the securities. A Fund may enter into a short sale against the box to lock-in a gain or loss in one year, while deferring recognition of the gain or loss until the next year. A Fund may also sell short against the box to hedge against the risk that the price of a security may decline. In such a case, to the extent a Fund limits its future losses in the security, it limits its opportunity to achieve future gain in the security as well. Pursuant to the Taxpayer Relief Act of 1997, if a Fund has unrealized gain with respect to a security and enters into a short sale with respect to such security, the Fund generally will be deemed to have sold the appreciated security and this will recognize gain for tax purposes.

SECURITIES OF OTHER INVESTMENT COMPANIES. A Fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940 ("Investment Company Act"). To the extent a Fund invests in shares of an investment company, it will bear its pro rata share of the other investment company's expenses, such as investment advisory and distribution fees, and operating expenses.

ILLIQUID AND RESTRICTED SECURITIES. A Fund may not purchase a security if, as a result, more than 15 percent of its net assets would be invested in illiquid securities. A security is considered ILLIQUID if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the security. Over-the-counter options, repurchase agreements not entitling the holder to payment of principal in 7 days, and certain "restricted securities" may be illiquid.

A security is RESTRICTED if it is subject to contractual or legal restrictions on resale to the general public. A liquid institutional market has developed, however, for certain restricted securities such as repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Thus, restrictions on resale do not necessarily indicate the liquidity of the security. For example, if a restricted security may be sold to certain institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or another exemption from registration under the Securities Act, the Sub-adviser may determine that the security is liquid under guidelines adopted by the Board. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. With other restricted securities, however, there can be no assurance that a liquid market will exist for the security at any particular time. A Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. A Fund treats such holdings as illiquid.

PORTFOLIO TRANSACTIONS. Each Sub-adviser places orders for the purchase and sale of assets it manages with brokers and dealers selected by, and in the discretion of, the Sub-adviser. The Sub-advisers seek "best execution" for all portfolio transactions, but a Fund may pay higher than the lowest available commission rates when the Fund's Sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.

Subject to the policy of obtaining "best execution", each Sub-adviser may employ broker-dealer affiliates (collectively "Affiliated Brokers") to effect brokerage transactions. Payment of commissions to Affiliated Brokers is subject to procedures adopted by the Board to provide that the commissions will not exceed the usual and customary broker's commissions charged by unaffiliated brokers. No specific portion of brokerage transactions will be directed to Affiliated Brokers and in no event will a broker affiliated with the Sub-adviser directing the transaction receive brokerage transactions in recognition of research services provided to the Sub-adviser.

The frequency of portfolio transactions of a Fund (portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses. Tax rules applicable to short-term trading may affect the timing of a portfolio transactions or the ability to realize short-term trading profits or establish short-term positions. It is estimated that each Fund's portfolio turnover will be less than 100%.


9.  OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of each Fund is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern
Time), on each Fund Business Day by dividing the value of the Fund's net assets (I.E., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. Securities owned by a Fund for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by the Board or pursuant to procedures approved by the Board.

PERFORMANCE INFORMATION

A Fund's performance may be quoted in terms of yield or total return. All performance information is based on historical results and is not intended to indicate future performance. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield, a Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Funds' returns, shareholders should recognize that they are not the same as actual year-by-year results.

The Funds' advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc. and IBC/Donoghue, Inc. In addition, the performance of a Fund may be compared to securities indices. Indices are not used in the management of the Funds but rather are standards by which the Advisers and shareholders may compare the performance of a Fund to an unmanaged composite of securities with similar, but not identical, characteristics. This material is not to be considered representative or indicative of future performance. All performance information for a Fund is calculated on a class basis.

THE TRUST AND ITS SHARES

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as a Fund) and may divide portfolios or series into classes of shares (such as Trust Shares); the costs of doing so will be borne by the Trust. Currently the authorized shares of the Trust are divided into four separate series.

OTHER CLASSES OF SHARES. The Funds currently issue two classes of shares, Trust Shares and Institutional Shares. Institutional Shares are offered to large institutional investors able to make a minimum investment of $10 million. Each class of a Fund will have a different expense ratio and may have different distribution fees. Each class' performance is affected by its expenses. For more information on Institutional shares of the Funds, investors may contact FFC at
(800) XXX-XXXX or (207) XXX-XXXXor the Funds' distributor. Investors may also contact their sales representative to obtain information about the other classes.

SHAREHOLDER VOTING AND OTHER RIGHTS. Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular series or class, except if the matter affects only one series or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a series is entitled to the shareholder's pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

{25% SHAREHOLDERS] From time to time, these shareholders or other shareholders may own a large percentage of the Shares of a Fund and, accordingly, may be able to greatly affect (if not determine) the outcome of a shareholder vote.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                 MEMORIAL FUNDS

                              INSTITUTIONAL SHARES



                                     [date]





                              GOVERNMENT BOND FUND


                               CORPORATE BOND FUND


                               GROWTH EQUITY FUND


                                VALUE EQUITY FUND



                                TABLE OF CONTENTS
    1. PROSPECTUS SUMMARY.................................................................................
       Highlights of the Funds.............................................................................
       Expense Information.................................................................................

    2. INVESTMENT OBJECTIVES AND POLICIES.................................................................
       Government Bond Fund................................................................................
       Corporate Bond Fund.................................................................................
       Growth Equity Fund..................................................................................
       Value Equity Fund...................................................................................
    3. MANAGEMENT.........................................................................................
       Investment Advisory Services........................................................................
       Management, Administration and Distribution Services................................................
       Shareholder Servicing and Custody...................................................................
       Expenses of the Funds...............................................................................
    4. HOW TO BUY SHARES..................................................................................
       Minimum Investment..................................................................................
       Purchase Procedures.................................................................................
       Subsequent Purchases
       Account Application.................................................................................
       General Information.................................................................................
    5. HOW TO SELL SHARES.................................................................................
       General Information.................................................................................
       Redemption Procedures...............................................................................
       Other Redemption Matters............................................................................
    6. OTHER SHAREHOLDER SERVICES.........................................................................
       Exchanges...........................................................................................
       Automatic Investment Plan...........................................................................
       Individual Retirement Accounts......................................................................
       Automatic Withdrawal Plan...........................................................................
       Reopening Accounts..................................................................................
    7. DIVIDENDS AND TAX MATTERS..........................................................................
       Dividends...........................................................................................
       Payment
       Options.............................................................................................
       Tax Matters.........................................................................................
    8. DETAILED DESCRIPTION OF FUNDS' INVESTMENTS, STRATEGIES, AND RISKS
       FIXED INCOME SECURITIES AND THEIR CHARACTERISTICS
    9. OTHER INFORMATION..................................................................................
       Determination of Net Asset Value....................................................................
       Performance Information.............................................................................
       The Trust and Its Shares............................................................................
       Core and Gateway Structure..........................................................................

PROSPECTUS

[DATE]


This Prospectus offers Institutional class shares of the Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund (each a "Fund" and collectively the "Funds"). The Funds are separate, diversified portfolios of the Memorial Funds (the "Trust"), a registered, open-end, management investment company.

           THIS PROSPECTUS SETS FORTH CONCISELY IMPORTANT INFORMATION
                     THAT YOU SHOULD KNOW BEFORE INVESTING.
         PLEASE READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

The Trust has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information ("SAI") dated [date], as may be amended from time to time, which is available for reference on the SEC's Web Site (http.//www.sec.gov). The SAI contains more detailed information about the Trust and each of the Funds and is incorporated into this Prospectus by reference. An investor may obtain a copy of the SAI without charge by contacting the Trust's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101 or by calling (800) xxx-xxxx or (207) xxx-xxxx.

THE MEMORIAL FUNDS ARE A FAMILY OF MUTUAL FUNDS. THE SHARES OF MUTUAL FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.  PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

The following summary is qualified in its entirety by the more detailed information contained in this Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

FIXED INCOME FUNDS

The Memorial Funds includes two "Fixed Income" Funds, the GOVERNMENT BOND FUND and the CORPORATE BOND FUND. These mutual funds invest primarily in bonds and other fixed income securities. The Fixed Income Funds are designed principally for investors that seek current income.

GOVERNMENT BOND FUND seeks to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. The Fund will seek to achieve this objective by investing at least 90 percent of its assets in obligations issued or guaranteed as to principal and interest by the United States Government, or by its agencies or instrumentalities ("U.S. Government Securities"). The Fund seeks to moderate fluctuations its volatility by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Government Bond Index .

CORPORATE BOND FUND seeks to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. Under normal circumstances, the Fund will seek to attain this objective by investing at least 65% of its assets in corporate debt securities, U.S. Government Securities and mortgage-backed and asset-backed securities. The Fund intends to maintain a duration between 75 percent and 125 percent of the Lehman Brothers Aggregate Bond Index.

EQUITY FUNDS

The Memorial Funds also includes two mutual funds that invest primarily in the common stock of domestic companies, the GROWTH EQUITY FUND and the VALUE EQUITY FUND (the "Equity Funds"). The Equity Funds will invest only in companies with a minimum market capitalization of $250 million at the time of purchase, and will seek to maintain a minimum average weighted capitalization of $5 billion. A company's market capitalization is the total market value of its outstanding common stock. Although the investment disciplines of the Equity Funds differ, they are each designed for investors seeking long term capital appreciation and able to tolerate possibly significant fluctuation in the value of their investment.

GROWTH EQUITY FUND seeks long-term capital appreciation. It will seek to achieve this objective by investing at least 65% of its assets in the common stock of domestic companies that the

Fund's  adviser   believes  have  superior  growth   potential  and  fundamental
characteristics that are significantly better than the market average and that support internal earnings growth capability.

VALUE EQUITY FUND also seeks long-term capital appreciation. It will seek to attain this objective by investing at least 65% of its total assets in the common stock of domestic companies. Using a value approach, the Fund will seek to invest in stocks that are underpriced when measured against comparable securities, determined by price/earnings ratios, cash flows or other measures.

SOME INVESTMENT CONSIDERATIONS
AND RISK FACTORS

IN GENERAL. There is no assurance that any Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.

All investments made by the Funds entail some risk. Among other things, the market value of any security in which the Funds may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. Certain investments and investment techniques, however, entail additional risks, such as the potential use of leverage by certain Funds through borrowings, securities lending, and other investment techniques. (See "A Detailed Description of the Funds' Investments, Investment Strategies and Risks.") Similarly, a Fund's use of mortgage- and asset-backed securities entails certain risks. (See "A Detailed Description of the Funds' Investments, Investment Strategies and Risks --Mortgage-Backed Securities" and "-- Asset-Backed Securities.")

FIXED INCOME FUNDS. The value of your investment in one or both of the Fixed Income Funds may change in response to changes in interest rates. A rise in interest rates typically causes a fall in the value of the fixed income securities in which the Funds invest. Your investment in the Corporate Bond Fund is also subject to the risk that the financial condition of an issuer of a security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. To limit this risk, at least 80 percent of the Corporate Bond Fund's investments in corporate debt securities will be in securities rated A or better and the Fund will maintain a minimum average rating of A.

EQUITY FUNDS. The Equity Funds may be appropriate investments for investors who seek long term growth in their investment, but who are willing to tolerate significant fluctuations in the value of their investment in response to changes in the market value of the stocks the Funds hold. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market, or the entire market.

PORTFOLIO MANAGEMENT

INVESTMENT ADVISER. Forum Advisors, LLC (the "Adviser"), serves as the investment adviser for each Fund. Forum's responsibilities include developing and reviewing the investment strategies and policies of each Fund, and overseeing the performance of the investment sub-advisers ("Sub-advisers") responsible for the day-to-day management of each Fund's investment portfolio. See "Management - Investment Advisory Services."

INVESTMENT CONSULTANT. To assist it in carrying out its responsibilities, the Adviser has retained Wellesley Group, Inc. ("Wellesley"). Wellesley consults with Forum and the Board on the investment programs of each of the Funds and provides data with which Forum and the Board can monitor and evaluate the performance of the Funds. If the Board determines in the future to replace one of the current Sub-advisers, or retain additional Sub-advisers to manage one or more of the Funds, Wellesley will assist Forum and the Board in the selection of those Sub-advisers.

INVESTMENT SUB-ADVISERS. The Adviser has retained the following investment advisers ("Sub-advisers") to render advisory services and make daily investment decisions for each Fund:

         o The portfolio of the Government Bond Fund is managed by GBF Advisers.

         o The portfolio of the Corporate Bond Fund is managed by CBF Advisers.

         o The portfolio of the Growth Equity Fund is managed by GEF Advisers.

         o The portfolio of the Value Equity Fund is managed by VEF Advisers.

The Adviser is also responsible for monitoring the investments and the performance of the Sub-advisers on behalf of each of the Funds. The Adviser and the Sub-advisers collectively may be referred to herein as the "Advisers." See "Management - Investment Advisory Services."

SHARES OF THE FUNDS

Each Fund currently offers two separate classes of shares:

INSTITUTIONAL SHARES are sold through this prospectus, and are offered to large institutional investors able to make an minimum aggregate initial investment of $5 million, in one or more of the Funds. Institutional Shares are referred to as "Shares" in this prospectus.

TRUST SHARES are offered by separate prospectus. Trust Shares are designed primarily for individual investors and smaller fiduciary, agency and custodial clients whose investments are pooled in common or collective trusts managed by bank trust department, trust companies or their affiliates. Trust Shares are expected to incur higher expenses than Institutional Shares.

Shares of each class of a Fund have identical interests in the investment portfolio of the Fund and, with certain exceptions, the same rights. (See "Other Information -- The Trust and Its Shares.")

HOW TO BUY AND SELL SHARES


Shares of the Funds may be purchased or sold ("redeemed") on any weekday except days that the New York Stock Exchange is closed, normally New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas ("Fund Business Day"). The Trust's transfer agent accepts orders to buy or sell Shares between 9:00 a.m and 6:00 p.m. (Eastern) on all Fund Business Days. Orders are executed at the net asset value of the Fund's shares next determined after an order in proper form is received.

You may buy or sell Shares by mail, by bank wire or through various financial institutions. The minimum initial investment in Shares is $10 million.. There is no minimum for subsequent investments. (See "How to Buy Shares" and "How to Sell Shares.")

EXCHANGES

Shareholders may exchange Institutional Shares for Trust Shares of the other Funds or for [NAME OF CLASS] shares of the Forum Daily Assets Treasury Fund, a money market fund that is a separate series of Forum Funds. (See "Other Shareholder Services -- Exchanges.")

DIVIDENDS AND DISTRIBUTIONS

The Fixed Income Funds declare and pay dividends of net investment income monthly. The Equity Funds declare and pay dividends of net investment income, if any, quarterly. Each Fund's net capital gain, if any, is distributed annually. All dividends and distributions are reinvested in additional Fund shares unless the shareholder elects to have them paid in cash. (See "Dividends and Tax Matters.")

EXPENSE INFORMATION

The following tables should help you understand the expenses that you will bear if you invest Shares of a Fund.

SHAREHOLDER TRANSACTION EXPENSES
         (APPLICABLE TO EACH FUND)

                                         GOVERNMENT BOND         CORPORATE BOND       GROWTH EQUITY FUND      VALUE EQUITY FUND
                                              FUND                    FUND
                                       --------------------    -------------------    --------------------    -------------------

  Maximum sales charge on                     None                    None                   None                    None
  purchases and reinvested
  dividends

  Maximum deferred sales charge               None                    None                   None                    None

  Exchange Fee                                None                    None                   None                    None

ANNUAL FUND OPERATING EXPENSES (1)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                         GOVERNMENT BOND         CORPORATE BOND       GROWTH EQUITY FUND      VALUE EQUITY FUND
                                              FUND                    FUND
                                       --------------------    -------------------    --------------------    -------------------

  Investment Advisory Fees

  Rule 12b-1 Fees

  Other Expenses

Total Operating Expenses


(1) Annual Fund Operating Expenses are calculated as a percentage of each Fund's average net assets assuming average net assets of at least $xxx million. If the average net assets of a Fund are lower in any given year, the expenses will be a higher percentage of the Fund's assets. For a further description of the various expenses associated with investing in the Funds, (see "Management.")

EXAMPLE


The following hypothetical example indicates the dollar amount of expenses that you would pay if you invested $1,000 in a Fund's Shares, assuming that (a) the Fund's expenses are as listed above, (b) the Fund has a 5% annual return and (c) you reinvest all dividends and distributions paid by the Fund. The example does not represent past or future expenses or return; actual expenses and return may be more or less than indicated. The 5% annual return does not represent any Fund's past returns, nor is it meant to predict its projected returns.


                                                  1 YEAR                 3 YEARS
                                                  ------                 -------

GOVERNMENT BOND FUND                                xx                     xx

CORPORATE BOND FUND                                 xx                     xx

INCOME FUND                                         xx                     xx

GROWTH VALUE FUND                                   xx                     xx

2.  INVESTMENT OBJECTIVES AND POLICIES

GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. There can be no assurance that the Fund will achieve this objective.

INVESTMENT POLICIES. The Fund will invest at least 90 percent of its net assets in a portfolio of fixed and variable rate U.S. Government Securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury. The Fund may invest up to 10 percent of its net assets in corporate debt securities.

The Fund may not invest more than 25 percent of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10 percent of its total assets in the securities of any other issuer.

The Fund invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 12 years. The Fund seeks to moderate fluctuations its volatility by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Government Bond Index, which is currently X.XX years. Duration measures the sensitivity of a debt security's price to changes in interest rates -- the longer the security's duration, the more its price will fluctuate in response to changes in interest rates. The calculation of duration is based on the present value of payments over the life of the debt obligation and takes into account call rights and other features that may shorten the debt obligation's life. Because earlier payments on a debt security have a higher present value, duration of a security, except a zero-coupon security, generally will be less than its stated maturity.

The Fund may also use options and futures contracts (both exchange-traded and over-the-counter) to attempt to reduce the overall risk of its investments ("hedge"). The Fund's ability to use these strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate and foreign currency futures contracts and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option. Although the Fund will not engage in these transaction for speculative purposes, there is a risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

CORPORATE BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. There is no assurance that the Fund will achieve this objective.

INVESTMENT POLICIES. Under normal circumstances, the Fund will seek to attain its investment objective by investing at least 65% of its assets in corporate debt securities. The Fund may also invest in obligations issued or guaranteed as to principal and interest by the United States Government or by any of its agencies or instrumentalities, and mortgage-backed and asset-backed securities ("U.S. Government Securities").

At least 80 percent of the Fund's investments in corporate debt will be in securities that are rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's, or which are unrated and determined by the Sub-adviser to be of comparable quality. (See "Additional Investment Policies and Risk Considerations -- Rating Matters.") No more than 5 percent of the Fund's investments will be in securities rated below investment grade, that is below the fourth highest rating category. The Fund's portfolio of corporate debt instruments will have a minimum weighted average rating of A.

The Fund will invest primarily in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 15 years. The Fund seeks to structure the maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Aggregate Bond Index, which is currently X.XX years. Duration measures the sensitivity of a debt security's price to changes in interest rates -- the longer the security's duration, the more its price will fluctuate in response to changes in interest rates. The calculation of duration is based on the present value of payments over the life of the debt obligation and takes into account call rights and other features that may shorten the debt obligation's life. Because earlier payments on a debt security have a higher present value, duration of a security, except a zero-coupon security, generally will be less than its stated maturity.

The Fund may invest up to 25 percent of its assets in mortgage- and asset-backed securities. The Fund may enter into "dollar roll" transactions in connection with its investments in mortgage-backed securities. The Fund may also invest in zero-coupon securities, but will limit its investment in these securities, except those issued through the U.S. Treasury's STRIPS program, to not more than 10 percent of the Fund's total assets. The Fund may also invest in securities that are restricted as to disposition under the federal securities laws (sometimes referred to as "private placements" or "restricted securities"). In addition, the Fund may not invest more than 25 percent of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. For a discussion of these investments and the risks associated with them see "A Detailed Description of the Funds' Investments, Investment Strategies and Risks."

The Fund may by use futures contracts and options (both exchange-traded and over-the-counter) to attempt to reduce the overall risk of its investments ("hedge"). The Fund's ability to use hedging strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts, and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option.

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

INVESTMENT POLICIES. The Fund will seek to achieve its objective by investing at least 65% of its assets in the common stock of domestic companies having a minimum market capitalization of $250 million at the time of purchase. The Fund will seek to maintain a minimum average weighted capitalization of $5 billion. A company's market capitalization is the total market value of its outstanding common stock.

The Fund will invest in the securities of issuers that its Sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the Sub-adviser's opinion, generally unrecognized or misperceived by the market. The Sub-adviser may also look to changes in a company that involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between the company's share price and takeover/asset value.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that are rated, at the time of purchase, within the four highest rating categories assigned by an NRSRO or which are unrated and determined by the Sub-adviser to be of comparable quality. Securities rated in these categories are generally considered to be investment grade securities, although Moody's indicates that securities rated Baa (the fourth highest category) have speculative characteristics. A description of the rating categories of various NRSROs is contained in the SAI.

The Fund may also use futures contracts and options (both exchange-traded and over-the-counter) to attempt to reduce the overall risk of its investments ("hedge"). The Fund's ability to use hedging strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts, and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option. For a description of these investment practices and the risks associated with them see "A Detailed Description of the Funds' Investments, Investment Strategies and Risks - Futures Contracts and

Options."

VALUE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

INVESTMENT POLICIES. The Fund will seek to attain this objective by investing at least 65% of its total assets in common stocks of domestic companies having a minimum market capitalization of $250 million at the time of purchase. The Fund will seek to maintain a minimum average weighted capitalization of $5 billion. A company's market capitalization is the total market value of its outstanding common stock.

Using a value approach, the Fund will seek to invest in stocks that are underpriced relative to comparable companies, determined by price/earnings ratios, cash flows or other measures. It is expected that the Sub-adviser will rely on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-adviser will employ traditional value disciplines in selecting stocks for investment by the Fund, evaluating companies on several levels to establish valuation parameters using relative ratios or target prices.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that are rated, at the time of purchase, within the four highest rating categories assigned by an NRSRO or which are unrated and determined by the Sub-adviser to be of comparable quality. Securities rated in these categories are generally considered to be investment grade securities, although Moody's indicates that securities rated Baa (the fourth highest category) have speculative characteristics. A description of the rating categories of various NRSROs is contained in the SAI.

The Fund may also use futures contracts and options (both exchange-traded and over-the-counter) to attempt to reduce the overall risk of its investments ("hedge"). The Fund's ability to use hedging strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts, and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option. For a description of these investment practices and the risks associated with them see "A Detailed Description of the Funds' Investments, Investment Strategies and Risks - Futures Contracts and Options."

3.  MANAGEMENT

The business of the Trust is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Funds and meets periodically to review the performance of the Funds, monitor their investment activities and practices, and discuss other matters affecting the Funds and the Trust.

ADVISER

FORUM ADVISERS, LLC (the "Adviser"), Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for each Fund in accordance with its investment objective, reviewing the investment strategies and policies of each Fund, and advising the Board on the selection of additional Sub-advisers.

The Adviser has entered into investment sub-advisory agreements with the Sub-advisers to exercise investment discretion over the assets (or a portion of assets) of each Fund.

For its services under the Investment Advisory Agreement, Forum receives with respect to the following funds:

Government Bond Fund             A fee at an annual rate of 0.XX percent of that
                                 Fund's average daily net assets
Corporate Bond Fund              A fee at an annual rate of 0.XX percent of that
                                 Fund's average daily net assets
Growth Equity Fund               A fee at an annual rate of 0.XX percent of that
                                 Fund's average daily net assets
Value Equity Fund                A fee at an annual rate of 0.XX percent of that
                                 Fund's average daily net assets

The Adviser was incorporated under the laws of Delaware in 1987 and is registered under the Investment Advisers Act of 1940.

INVESTMENT CONSULTANT

To assist it in carrying out its responsibilities under the Investment Advisory Agreement, the Adviser has retained Wellesley Group, Inc. ("Wellesley"), 800 South Street, Waltham, Massachusetts 02154, to provide investment consulting services. Among other things, Wellesley has assisted the Board, Management and the Adviser to formulate investment policies and restrictions best-suited to achieving each Fund's long-term investment objective.

Wellesley also reviews the investments and analyzes the performance of each Fund. In doing so, Wellesley compares the risk and return profiles of each Fund against appropriate groups of investment managers employing a similar investment strategy, comparable mutual funds, and relevant broad based market indices. Wellesley reports its findings to Forum and to the Board at least quarterly.

If the Board decides to add or change Sub-advisers, Wellesley will assist Forum and the Board in the selection of these new Sub-advisers with proven long-term investment performance and philosophy best suited to the goals and objectives of the Fund for which the adviser is being considered. As a part of this selection process, Wellesley will analyze statistical information relating to investments and performance, and evaluate the risk and return profiles of the investment advisers under consideration. Wellesley will also review such qualitative factors as the advisory firm's ownership, organizational structure, business
plan,   client  base,   staff   resources,   investment   philosophy,   research
capabilities,   investment   decision-making   process,   and  risk   management
disciplines.

SUB-ADVISERS

The Adviser has retained the Sub-advisers to render advisory services and make daily investment decisions for each Fund. The Adviser makes recommendations to the Trust's Board of Trustees regarding the selection and retention of these Sub-advisers. On an ongoing basis, the Adviser evaluates the Sub-advisers and reports to the Board concerning their investment results. The Adviser also reviews the investments made for the Funds by the Sub-advisers to see that they comply with the Funds' investment objectives, policies and restrictions.

The following Sub-advisers and individuals are primarily responsible for the day-to-day management of the Funds:

GBF ADVISERS ("GBF") [address] manages the portfolio of the GOVERNMENT BOND FUND. [insert re organization and portfolio managers]

CBF ADVISERS ("CBF") [address] manages the portfolio of the CORPORATE BOND FUND. [insert re organization and portfolio managers]

GEF ADVISERS ("GEF") [address] manages the portfolio of the GROWTH EQUITY FUND. [insert re organization and portfolio managers]

VEF ADVISERS ("VEF") [address] manages the portfolio of the VALUE EQUITY FUND. [insert re organization and portfolio managers]

The Adviser performs internal due diligence on each Sub-adviser and monitors each Sub-adviser's performance. The Adviser will be responsible for communicating performance targets and evaluations to the Sub-advisers, supervising each Sub-adviser's compliance with its Fund's fundamental investment objectives and policies, authorizing Sub-advisers to engage in certain investment techniques for the Funds, and recommending to the Board of Trustees whether sub-advisory agreements should be renewed, modified or terminated. The Adviser pays a fee to each of the Sub-advisers. These fees are borne solely by Forum and do not increase the fees paid by shareholders of the Funds. As of the date of this Prospectus, Forum will pay GBF, CBF, GEF, VEF fees of 0.XX%, 0.XX%, 0.XX%, and 0.XX%, respectively, of the average daily net assets of the corresponding Fund for which the Sub-adviser provides investment advisory services. The amount of these fees may vary from time to time as a result of periodic negotiations with the Sub-advisers and pursuant to certain factors described in the SAI. The amount of Advisory Fees paid by each Fund will not vary as a result of changes in the Sub-advisory fees, however.

The Adviser also may from time to time recommend that the Board of Trustees replace one or more Sub-advisers or appoint additional Sub-advisers, depending on the Adviser's assessment of what combination of Sub-advisers it believes will optimize each Fund's chances of achieving its investment objective. In the event that a Sub-adviser ceased to provide investment advisory services for a Fund, the Adviser would select a similarly qualified investment adviser to replace the Sub-adviser but would not manage the Fund's portfolio.

Section 15(a) of the 1940 Act requires that a Fund's shareholders approve its investment advisory contracts. As interpreted, this requirement applies to the Sub-advisory contracts of the Funds. The Trust is applying to the SEC for a conditional exemption from this shareholder approval requirement. The SEC has granted such applications in the past, and the Trust expects it will receive the requested exemption. Such relief is not certain, however. If the exemption is granted, the Board of Trustees would be able to appoint additional or replacement Sub-advisers without Shareholder approval. The Board would not, however, be able to replace the Adviser as investment adviser to any Fund without the approval of that Fund's shareholders.

ADMINISTRATOR

On behalf of the Fund, the Trust has entered into an Administration Agreement with Forum Administrative Services, Inc. ("Forum"). Under this agreement, Forum is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services for which it must pay), providing the Trust with general office facilities and providing persons satisfactory to the Board of Trustees to serve as officers of the Trust. For these services, Forum receives a fee computed and paid monthly at an annual rate of 0.10% of the average daily net assets under $150 million, and 0.05% of the average daily assets over $150 million of each Fund, subject to an annual minimum of $30,000 per Fund.

Forum is located at Two Portland Square, Portland, Maine 04101. As of the date of this prospectus, Forum administers investment companies and collective investment funds with assets of approximately $xx billion.

DISTRIBUTOR

Pursuant to a Distribution Agreement with the Trust, Forum Financial Services, Inc. ("FFSI") acts as distributor of the Fund's shares. FFSI acts as the agent of the Trust in connection with the offering of shares of the Fund. FFSI receives no compensation for its services under the Distribution Agreement. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions ("Selected Dealers") through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. Investors purchasing shares of the Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

DISTRIBUTION PLAN. On behalf of each Fund, the Trust has adopted a Distribution and Services Plan pursuant to rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, each Fund may pay (i) FFSI or another person for distribution services provided and expenses assumed in connection with distribution services for Trust shares the Fund ("Shares") and (ii) Service Organizations for shareholder administrative services provided pursuant to servicing agreements in connection with Shares. Payments to FFSI are intended to compensate it for distribution assistance and expenses in connection with activities primarily intended to result in the sale of Shares, including compensating dealers and other sales personnel (which may included affiliates of the Adviser or the Sub-advisers, royalty and licensing fees paid to the International Cemetery and Funeral Association or other trade associations, direct advertising and marketing expenses and expenses incurred in connection with preparing, printing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing prospectuses and statements of additional information to prospective investors, and costs associated with implementing and operating the Plan. Under the Plan, these payments and expenses may not exceed 0.05% of the average annual net assets of the Fund attributable to Trust Shares.

TRANSFER AGENT

The Trust has entered into a Transfer Agency Agreement with Forum Financial Corp. ("FFC") pursuant to which FFC acts as the Fund's transfer agent and dividend disbursing agent. FFC maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust.

Pursuant to a separate agreement, Forum Accounting Services, LLC ("FAcS") provides portfolio accounting services to each Fund. The Adviser, Forum, FFSI, FFC and FAcS are members of the Forum Financial Group of companies which together provide a full range of services to the investment company and financial services industry. As of October 1, 1997, Forum, FAS and Forum Accounting were controlled by John Y. Keffer.

EXPENSES OF THE TRUST

Each Fund's expenses comprise Trust expenses attributable to the Fund, and a pro rata share of the Trust's expenses that are not attributable to a particular Fund. The Adviser, Forum, FFC, or FAcS or any other entity that provides services for the Funds pursuant to a contract with the Trust, may waive all or a portion of their fees, which are accrued daily, and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing the

Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

CUSTODY

__________ Bank serves as each Fund's custodian and may appoint subcustodians for the foreign securities and other assets held in foreign countries.

4.  HOW TO BUY SHARES

MINIMUM INVESTMENT

To open an account, you must make a minimum aggregate investment of $5 million in one or more of the Funds. To determine whether an investor satisfies this minimum, accounts sponsored by and institution and its affiliated companies will be aggregated. Either management of the Trust or FFC may in its discretion waive the investment minimums. purchases. There is no minimum for subsequent purchases (See "Other Shareholder Services -- Automatic Investment Plan" and "Dividends and Tax Matters.")

The Funds reserve the right to reject any subscription for the purchase of their shares. Share certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

PURCHASE PROCEDURES

INITIAL PURCHASES

THERE ARE THREE WAYS TO PURCHASE SHARES INITIALLY.

1. BY MAIL. You may send a check or money order (cash cannot be accepted) along with a completed account application form to the Trust at the address listed under "Account Application." Checks or money orders are accepted at full value subject to collection. If a check or money order does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, FFC or Forum.

For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Memorial Funds" or to one or more owners of that account and endorsed to "Memorial Funds." For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Memorial Funds." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveler's checks is prohibited.

2. BY BANK WIRE. You make an initial investment in a Fund using the wire system for transmittal of money among banks. You should first telephone FFC at (800) 338-1348 to obtain an account number. You should then instruct a bank to wire your money immediately to:

         BANKBOSTON
         BOSTON, MASSACHUSETTS
         ABA # 011000390
         FOR CREDIT TO: FORUM FINANCIAL CORP.
                  RE:      [NAME OF FUND]
                  ACCOUNT NO.:
                  ACCOUNT NAME:

You should then promptly complete and mail the account application form. Your bank may charge for transmitting the money by bank wire. The Trust does not charge you for the receipt of wire transfers. Payment by bank wire is treated as a federal funds payment when received.

3. THROUGH FINANCIAL INSTITUTIONS. You may also purchase Shares through certain broker-dealers, banks and other financial institutions ("Processing Organizations"). FFC and its affiliates may be Processing Organizations. Processing Organizations may receive payments from Forum with respect to sales of Trust Shares and may receive payments as a processing agent from FFC. Financial institutions, including Processing Organizations, may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a Processing Organization, you will be subject to its procedures which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. You should acquaint yourselves with your institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. If you purchase a Fund's shares through a Processing Organization, you may or may not be the shareholder of record and, subject to your institution's and the Funds' procedures, may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain Processing Organizations also may enter purchase orders with payment to follow.

Certain shareholder services may not be available to you if you purchase shares through a Processing Organization. You should contact your Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with confirmations and periodic statements. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer.

SUBSEQUENT PURCHASES

You may make subsequent purchases by mailing a check, by sending a bank wire or through your

Processing Organization as indicated above. All payments should clearly indicate your name and account number.

ACCOUNT APPLICATION

You may obtain the account application form necessary to open an account by writing the Trust at the following address:

         MEMORIAL FUNDS
         [NAME OF FUND]
         P.O. BOX
         PORTLAND, ME  04112

To participate in shareholder services not referenced on the account application form and to change information on your account (such as addresses), you should contact the Trust. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and to charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your exercise of any privilege or participation in any program at any time by writing to the Trust.

GENERAL INFORMATION

Fund Shares are continuously sold on any weekday except days when the New York Stock Exchange is closed, normally New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas ("Fund Business Day"). The purchase price for a share of a Fund equals its net asset value next-determined after acceptance of an order in proper form.

Fund shares become entitled to receive dividends and distributions on the next Fund Business Day after a purchase order is accepted.

All payments for Shares must be in U.S. dollars. All transactions in Fund shares are effected through FFC, which accepts orders for redemptions and for subsequent purchases only from shareholders of record. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period.

5.  HOW TO SELL SHARES

GENERAL INFORMATION

Fund Shares may be sold ("redeemed") at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed at the Fund's net asset value next determined after FFC accepts the redemption order in proper form (and any supporting documentation that FFC may require).

Redeemed shares are not entitled to receive dividends declared after the day the redemption becomes effective.

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares being redeemed has been cleared by the shareholder's bank, which may take up to 15 days. This delay may be avoided by paying for shares through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to a Fund, except when the New York Stock Exchange is closed (or when trading on the Exchange is restricted) for any reason other than its customary weekend or holiday closings, for any period during which an emergency exists as a result of which disposal by the Fund of its portfolio securities or determination by the Fund of the value of its net assets is not reasonably practicable and for such other periods as the SEC may permit.

REDEMPTION PROCEDURES

If you invested through a Processing Organization you may redeem your shares through the Processing Organization as described above. If you invested directly in a Fund, you may redeem your Shares as described below. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire, you must elect these options by properly completing the appropriate sections of your account application form. These privileges may not be available until several weeks after your application is received. Shares for which certificates have been issued may not be redeemed by telephone.

1. BY MAIL. You may redeem shares by sending a written request to FFC accompanied by any share certificate that may have been issued to the shareholder to evidence the shares being redeemed. All written requests for redemption must be signed by the shareholder with signature guaranteed, and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed. (See "How to Sell Shares -- Other Redemption Matters.")

2. BY TELEPHONE. If you have elected telephone redemption privileges, you may request a redemption by calling FFC at (800) XXX-XXXX or (207) XXX-XXXX and providing your account number, the exact name in which your shares are registered and your social security or taxpayer identification number. In response to the telephone redemption instruction, the Trust will mail a check to your record address or, if you have elected wire redemption privileges, wire the proceeds. (See "How to Sell Shares -- Other Redemption Matters.")

3. BY BANK WIRE. For redemptions of more than $5,000, if you have elected wire redemption privileges, you may request a Fund to transmit proceeds of any redemption over $5,000 by federal funds wire to a bank account that you previously designated in writing. To request bank wire redemptions by telephone, you also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day after FFC receives a redemption request in proper form.

OTHER REDEMPTION MATTERS

To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

Signature guarantees may be provided by any bank, broker-dealer, national securities exchange, credit union, savings association or other eligible institution that is authorized to guarantee signatures and is acceptable to FFC. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

Shareholders who want to telephone redemption or exchange privileges must elect those privileges. The Trust and FFC will employ reasonable procedures in order to verify that telephone requests are genuine, including recording telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Trust and FFC did not employ such procedures, they could be liable for losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the FFC by telephone, requests may be mailed or hand-delivered to the FFC.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account whose aggregate net asset value is less than $500,000 immediately following any redemption.

The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

6.  OTHER SHAREHOLDER SERVICES

EXCHANGES

Shareholders of one Fund may exchange their shares for Trust shares of any of the other Memorial Funds, as well as for [NAME OF CLASS] shares of Forum Daily Assets Treasury Fund. A Prospectus for Daily Assets Treasury Fund can be obtained by contacting FFC.

The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds reserve the right, however, to limit excessive exchanges by any shareholder. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of, the Fund into which a shareholder is exchanging.

Exchanges may only be made between identically registered accounts or by opening a new account. A new account application is required to open a new account through an exchange if the new account will not have an identical registration and the same shareholder privileges as the account from which the exchange is being made. A shareholder may exchange into a Fund only if that Fund's shares may legally be sold in the shareholder's state of residence.

Under federal tax law, an exchange is treated as a redemption and a purchase. Accordingly, you may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than your basis in the shares at the time of the exchange transaction. Exchange procedures may be amended materially or terminated by the Trust at any time upon 60 days' notice to shareholders. (See "Additional Purchase and Redemption Information" in the SAI.)

1. EXCHANGES BY MAIL. You may make an exchange by sending a written request to FFC accompanied by any share certificates for the shares to be exchanged. You must sign all written requests for exchanges and endorse all certificates submitted for exchange with your signature guaranteed. (See "How to Sell Shares -- Other Redemption Matters.")

2. EXCHANGES BY TELEPHONE. If you have elected telephone exchange privileges, you may make a telephone exchange request by calling FFC at (800) XXX-XXXX or
(207) XXX-XXXX and providing the account number, the exact name in which the shareholder's shares are registered and your social security or taxpayer identification number. (See "How to Sell Shares -- Other Redemption Matters.")

AUTOMATIC WITHDRAWAL PLAN

If your Shares in a single account total $[MINIMUM ACCOUNT SIZE] or more, you may establish a withdrawal plan to provide for the pre-authorized payment from your account of $250 or more on a monthly, quarterly, semi-annual or annual basis. Under the withdrawal plan, sufficient shares in your account are redeemed to provide the amount of the periodic payment and you will recognize any taxable gain or loss upon redemption of the shares. If you wish to utilize the withdrawal plan, you may do so by completing an application which may be obtained by writing or calling FFC. The Trust may suspend a shareholder's withdrawal plan without notice if the account contains insufficient funds to effect a withdrawal or if the account balance is less than $1,000 at any time.

REOPENING ACCOUNTS

You may reopen an account, without filing a new account application form, at any time within one year after your account is closed, if the information on the account application form on file with the Trust is still applicable.

7.  DIVIDENDS AND TAX MATTERS

DIVIDENDS

The Fixed Income Funds declare and pay dividends of net investment income monthly. The Equity Funds declare and pay dividends of net investment income, if any, quarterly. Each Fund's net capital gain, if any, is distributed annually. All dividends and distributions are reinvested in additional Fund shares unless the shareholder elects to have them paid in cash. (See "Dividends and Tax Matters.")

PAYMENT OPTIONS

You may choose to have dividends and distributions of a Fund reinvested in shares of that Fund (the "Reinvestment Option"), to receive dividends and distributions in cash (the "Cash Option") or to direct dividends and distributions to be reinvested in shares of another fund of the Trust (the "Directed Dividend Option"). All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund.

Under the Reinvestment Option, all dividends and distributions of a Fund are automatically invested in additional shares of that Fund. All dividends and distributions are reinvested at a Fund's net asset value as of the payment date of the dividend or distribution. You will be assigned this option unless you select one of the other two options. Under the Cash Option, all dividends and distributions are paid to the shareholder in cash. Under the Directed Dividend Option, shareholders of a Fund whose shares in a single account of that Fund total $[MINIMUM ACCOUNT SIZE] or more may elect to have all dividends and distributions reinvested in shares of another fund of the Trust, provided that those shares are eligible for sale in the shareholder's state of residence. For further information concerning the Directed Dividend Option, shareholders should contact FFC.

TAX MATTERS

Each Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). As such, each Fund will not be liable for federal income and excise taxes on the net investment income and net capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, each Fund should thereby avoid all federal income and excise taxes.

Dividends paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders of the Fund as ordinary income. Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gains--that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("mid-term gains"), and a second rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Distributions of mid-term gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. If a shareholder holds Shares for six months or less and during that period receives a long-term capital gain distribution, any loss realized on the sale of the Shares during that six-month period will be a long-term capital loss to the extent of the distribution. Dividends and distributions reduce the net asset value of the Fund paying the dividend or distribution by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of Shares, although in effect a return of capital to you, will be taxable as described above.

Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to a shareholder who fails to provide the Fund with a correct taxpayer identification number or to make required certifications, or who is subject to backup withholding.

Reports containing appropriate information with respect to the federal income tax status of dividends and distributions paid during the year by each Fund will be mailed to shareholders shortly after the close of each calendar year.

8.       A DETAILED DESCRIPTION OF THE FUNDS' INVESTMENTS,
         INVESTMENT STRATEGIES AND RISKS

IN GENERAL

This section describes in more detail the Funds' investments, the investment practices and strategies that the Sub-advisers may employ for a Fund, and the risks associated with these investments and practices.

            A FURTHER DESCRIPTION OF THE FUNDS' INVESTMENT POLICIES, INCLUDING ADDITIONAL FUNDAMENTAL POLICIES, IS CONTAINED IN THE SAI.

A Fund must invest in accordance with its investment objective and stated investment policies. The holders of a majority of the outstanding voting securities of the Fund must approve any change to a Fund's investment objective or to an investment policy designated as fundamental. A majority of outstanding voting securities means the lesser of 67% of the shares present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares are present or represented, or more than 50% of the outstanding shares. Unless otherwise indicated, the investment policies of the Funds are not fundamental and may be changed by the Board without shareholder approval. A Fund will apply the percentage restrictions on its investments set forth in its investment policies when the investment is made. If the percentage of a Fund's assets committed to a particular investment or practice later increases because of a change in the market values of a Fund's assets or redemptions of Fund shares, it will not constitute a violation of the limitation.

CORE AND GATEWAY (R).

Notwithstanding the Funds' other investment policies, each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure, upon future action by the Board of Trustees and notice to shareholders. If a Fund converts to a Core and Gateway structure, it would seek to achieve its investment objective by investing all or a portion of its assets in shares of another diversified, open-end management investment company that has an investment objective and investment policies substantially similar to the Funds.


FIXED INCOME SECURITIES AND THEIR CHARACTERISTICS.

INTEREST RATE RISK. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. Moreover, the longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

CREDIT RISK AND RATINGS. The FIXED INCOME FUNDS' investments are subject to "credit risk" relating to the financial condition of the issuers of the securities that each Fund holds. Each Fund attempts to limit its credit risk by limiting its investment in securities rated in lower categories by a Nationally Recognized Statistical Rating Organization ("NRSRO").

The GOVERNMENT BOND FUND invests at least 90 percent of its net assets in U.S. Government Securities. For this reason its exposure to credit risk is limited. It may, however, invest up to 10 percent of its net assets in "investment grade" corporate debt instruments. Accordingly, the Government Bond Fund may not purchase any corporate debt instrument having a long-term rating for corporate bonds, including convertible bonds, lower than are "Baa" in the case of Moody's Investors Service ("Moody's") and "BBB" in the case of Standard & Poor's ("S&P") and Fitch Investors Service, L.P. ("Fitch"); the lowest permissible long-term investment grades for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and the lowest permissible short-term investment grades for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, A-2 in the case of S&P and F-2 in the case of Fitch.

The CORPORATE BOND FUND also attempts to limit its credit risk by limiting its investment in securities rated in lower categories by a Nationally Recognized Statistical Rating Organization ("NRSRO"). At least 80 percent of the corporate debt instruments that the Fund purchases must be investment grade. No more than 5 prercent of its corporate debt securities may be lower than investment grade. The Fund will attempt to maintain a minimum average portfolio rating, on a dollar weighted basis, of A by Moody's, S&P or Fitch.

The FIXED INCOME FUNDS also may purchase unrated securities if the portfolio manager determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. Each Fund may retain a security whose rating has been lowered below the Fund's lowest permissible rating category (or that are unrated and determined by the Sub-adviser to be of comparable quality to securities whose rating has been lowered below the Fund's lowest permissible rating category) if the portfolio manager determines that retaining the security is in the best interests of the Fund. Because a ratings downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

U.S. GOVERNMENT SECURITIES. The FIXED INCOME FUNDS may invest in U.S. Government Securities including U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association ("Ginnie Mae").

The CORPORATE BOND FUND also may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

VARIABLE AND FLOATING RATE SECURITIES. The FIXED INCOME FUNDS may invest in securities that pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to reduce fluctuations in its net asset value. Variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Certain variable rate securities, sometimes called "inverse floaters," pay interest at a rate that varies inversely to prevailing short-term interest rates. For instance, upon reset the interest rate payable on a security may go down when the underlying index has risen. During times when short-term interest rates are relatively low as compared to long-term interest rates a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. Although this may increase the security's, and thus the Fund's, yield, it can also increase the volatility of the security's market value.

There may not be an active secondary market for certain floating or variable rate instruments (particularly inverse floaters and similar instruments) which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to an instrument. The Sub-adviser monitors the liquidity of each Funds' investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

DEMAND NOTES. The FIXED INCOME FUNDS may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuers of these obligations often have the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security. Although a Fund would generally not be able to resell a master demand note to a third party, the Fund is entitled to demand payment from the issuer at any time. Sub-advisers continuously monitors the financial condition of the issuer to determine the issuer's likely ability to make payment on demand.

GUARANTEED  INVESTMENT  CONTRACTS.   The  CORPORATE  BOND  FUND  may  invest  in
guaranteed investment contracts ("GICs"). A GIC is an arrangement with an insurance company under which the Fund contributes cash to the insurance company's general account and the insurance company credits the contribution with interest on a monthly basis. The interest rate is tied to a specified market index and is guaranteed by the insurance company not to be less than a certain minimum rate. The Fund will purchase a GIC only when The Sub-adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that the Fund may purchase.

ZERO-COUPON SECURITIES. The FIXED INCOME FUNDS may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES").

The CORPORATE BOND FUND may also invest in other types of related zero-coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). Zero-coupon securities also may be issued by corporations and municipalities.

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but the Fund must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Fund may invest. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

MORTGAGE-BACKED SECURITIES. The FIXED INCOME FUNDS may invest in mortgage-backed securities. The GOVERNMENT BOND FUND may only invest in mortgage-backed securities issued by the government or government-related issuers described below. The CORPORATE BOND FUND may also invest in mortgage-backed securities of private issuers.

Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

GOVERNMENT AND GOVERNMENT-RELATED GUARANTORS. The principal government guarantor of mortgage-backed securities is Ginnie Mae, a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Mortgage-backed securities are also issued by Fannie Mae, a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development, and Freddie Mac, a corporate instrumentality of the United States Government. While Fannie Mae and Freddie Mac each guarantee the payment of principal and interest on the securities they issue, unlike Ginnie Mae securities, their securities are not backed by the full faith and credit of the United States Government.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Corporate Bond Fund may also invest in mortgage-backed securities offered by private issuers. These include pass-through securities comprised of pools of conventional mortgage loans;
mortgage-backed bonds (which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans); and collateralized mortgage obligations ("CMOs"), which are described below. Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on these securities. Timely payment of interest and principal also may be supported by various forms of insurance, including individual loan, title, pool and hazard policies.

UNDERLYING MORTGAGES. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Funds may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

LIQUIDITY AND MARKETABILITY. Generally, government and government-related pass-through pools are highly liquid. While private conventional pools of mortgages (pooled by non-government-related entities) have also achieved broad market acceptance and an active secondary market has emerged, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

AVERAGE LIFE AND PREPAYMENTS. The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to the Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. The assumed average life of pools of mortgages having terms of 30 years or less is typically between 5 and 12 years.

YIELD CALCULATIONS. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund.

ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities. ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they also may have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to a Fund will decrease as the coupon rate resets along with the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying the Fund's ARMs may lag behind changes in market interest rates. This may result in a lower value until the interest rate resets to market rates.

COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are debt obligations collateralized by mortgages or mortgage pass-through securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages ("Mortgage Assets"). CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

ASSET-BACKED SECURITIES. The CORPORATE BOND FUND may invest in asset-backed securities. These securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-related assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The Fund may not invest more than 15% of its net assets in asset-backed securities that are backed by a particular type of credit, for instance, credit card receivables. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-related securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-related securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

COMMON STOCK. The EQUITY FUNDS invest primarily in common stocks of domestic issuers. Common stock represents an equity or ownership interest in a company. Although an equity interest often gives a Fund the right to vote on measures affecting the company's organization and operations, the Funds do not intend to exercise control over the management of companies in which they invest. Common stocks have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term.

PREFERRED STOCK. The EQUITY FUNDS may invest in preferred stock. Preferred stock generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income from dividend payments or the recovery of investment or both. The owner of preferred stock is a shareholder in a business and not, like a bondholder, a creditor. Dividends paid to preferred stockholders are distributions of earnings of a business in contrast to interest payments to bondholders which are expenses of a business.

WARRANTS. The EQUITY FUNDS may invest in warrants. These are options to purchase an equity security at a specified price at any time during the life of the warrant. Unlike convertible securities and preferred stocks, warrants do not pay a dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of a Fund's entire investment therein).

AMERICAN DEPOSITORY RECEIPTS ("ADRS"). The EQUITY FUNDS may invest in sponsored ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. In a "sponsored" ADR, the foreign issuer typically bears certain expenses of maintaining the ADR facility.

CONVERTIBLE SECURITIES. All of the Funds may invest in securities that may be converted into a pre-determined number of shares of the issuer's common stock at stated price or formula within a specified time period. The holder of convertible securities is entitled to receive interest paid or accrued on convertible debt, or the dividend paid on convertible preferred stock, until the convertible security matures or is redeemed, converted or exchanged. Traditionally, convertible securities have paid dividends or interest greater than common stocks, but less than fixed income or non-convertible debt securities. Convertible securities typically rank before common stock, but after non-convertible debt securities, in their claim on dividends paid by the issuer. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of a convertible security is, however, also influenced by the value of the underlying common stock. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company's stock, but to a lesser degree than its common stock.

A Fund may invest in preferred stock and convertible securities rated BBB or higher by Standard & Poor's Corporation, Baa by Moody's Investors Service, Inc., or the equivalent in the case of unrated instruments. SEE "Description of Securities Ratings" in Appendix A to the SAI.

FUTURES CONTRACTS AND OPTIONS. Each Fund may attempt to hedge against a decline in the value of securities it owns or an increase in the price of securities it plans to purchase through the use of options and the purchase and sale of interest rate futures contracts and options on those futures contracts. These instruments are often referred to as "derivatives," because their performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Funds only may write (sell) "covered" options. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains cash, U.S. Government Securities or other liquid debt securities in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option. A Fund may enter into these futures contracts only if the aggregate of initial deposits for open futures contract positions does not exceed 5% of the Fund's total assets.

RISK CONSIDERATIONS. A Fund's use of options and futures contracts subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may limit a Fund's ability to limit exposures by closing its positions; (v) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (vi) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations. There are a limited number of options on interest rate futures contracts and exchange traded options contracts on fixed income securities. Accordingly, hedging transactions involving these instruments may entail "cross-hedging." As an example, a Fund may wish to hedge existing holdings of mortgage-backed securities, but no listed options may exist on those securities. In that event, the Fund's Sub-adviser may attempt to hedge the Fund's securities by the use of options with respect to similar securities. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.

LIMITATIONS. The Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. No Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund will not exceed 50% of its total assets.

OPTIONS ON SECURITIES. A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional stock options except that exercises of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon exercise of a stock index option, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

INDEX FUTURES CONTRACTS. Bond and stock index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the fixed income or equity securities comprising the index is made. Generally, futures contracts are closed out prior to the expiration date of the contract.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

TECHNIQUES INVOLVING LEVERAGE. Leveraging involves special risks. The Funds may borrow for other than temporary or emergency purposes, lend their securities, and purchase securities on a when-issued or forward commitment basis. In addition, the Funds may engage in dollar roll transactions, and purchase securities on margin. Each of these transactions involves the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. In addition, the use of swap and related agreements may involve leverage. A Fund uses these investment techniques only when the Sub-adviser to the Fund believes that the leveraging and the returns available from investing the cash will provide the Fund's shareholders with a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the Fund's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund.

The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SEGREGATED ACCOUNT. To limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account for each Fund cash, U.S. Government Securities and other liquid, debt securities in accordance with SEC guidelines. The accounts value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions. The Fund's commitments may include: (i) the Fund's obligations to repurchase securities under a reverse repurchase agreement, or settle when-issued and forward commitment transactions; (ii) the greater of the market value of securities sold short or the value of the securities at the time of the short sale (reduced by any margin deposit). The use of a segregated account in connection with leveraged transactions may result in a Fund's portfolio being 100% leveraged.

BORROWING. As a fundamental investment policy, a Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of a Fund's total assets. As a nonfundamental investment policy, a Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might need to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES. Each Fund may seek additional income by entering into repurchase agreements or by lending securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Fund might suffer a loss.

Repurchase agreements are transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Funds may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 33 1*3% of the value of its total assets.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The FIXED INCOME FUNDS may purchase securities on a "when-issued" or "forward commitment" basis. When a fund purchases a security on a when-issued or forward commitment basis, the price of the security is fixed when the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement occurs within three months after the transaction, but delayed settlements beyond three months may be negotiated.

During the period between a commitment and settlement, no interest accrues to the Fund. When a Fund commits to purchase securities in this manner, however, the Fund immediately assumes the risk of ownership, including price fluctuation. If the other party does not deliver or pay for a security purchased or sold by the Fund, the Fund may incur a loss or miss and opportunity to make an alternative investment. Any significant commitment of a Fund's assets committed to the purchase of securities on a when-issued or forward commitment basis may increase the volatility of its net asset value. Except for dollar roll transactions, which are described below, each of the Fixed Income Funds limits its investments in when-issued and forward commitment securities to 15% of the value of the Fund's total assets.

A Fund may use when-issued transactions and forward commitments to hedge against anticipated changes in interest rates and prices. If the Fund's Sub-adviser forecasts incorrectly the direction of interest rate movements, however, the Fund might be required to complete when-issued or forward transactions at prices inferior to the current market values. The Funds enter into when-issued and forward commitments only with the intention of actually receiving the securities, but a Fund may sell the securities before the settlement date if deemed advisable. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss.

DOLLAR ROLL TRANSACTIONS. Each FIXED INCOME FUND may enter into dollar roll transactions in which the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the Fund, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. If the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for their portfolios and not for investment leverage. Each Fixed Income Fund will limit its obligations on dollar roll transactions to 35% of the Fund's net assets.

CONCENTRATION. As a fundamental investment policy, a Fund may not purchase a security (other than U.S. Government Securities) if as a result more than 25% of its net assets would be invested in a particular industry.

DIVERSIFICATION. As a fundamental investment policy, a Fund may not purchase a security if, as a result (a) more than 5% of a Fund's total assets would be invested in the securities of a single issuer, or (b) a Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only with respect to 75% of a Fund's total assets and does not apply to U.S. Government Securities.

Each Fund reserves the right to invest up to 100% of its investable assets in one or more other investment companies and each Fund reserves the right, upon notification to shareholders to make such investments. If a Fund elected to pursue its investment objective in this manner, its policies on concentration and diversification would apply to the assets of the investment companies in which the Fund invests.

CASH AND TEMPORARY DEFENSIVE POSITIONS. A Fund will hold a certain portion of its assets in cash or cash equivalents to retain flexibility in meeting redemptions, paying expenses, and timing of new investments. Cash equivalents may include (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities ("U.S. Government Securities"),
(ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have an A+ rating from Standard & Poor's Corporation or an A-1+ rating from Moody's Investors Service, Inc., (iii) commercial paper rated P-1 by Moody's Investors Service, Inc. or A-1 by Standard & Poor's Corporation, (iv) repurchase agreements covering any of the securities in which a Fund may invest directly, and (v) money market mutual funds.

In addition, when the Sub-adviser believes that business or financial conditions warrant, a Fund may assume a temporary defensive position. During such periods, a Fund may invest without limit in cash or cash equivalents. When and to the extent a Fund assumes a temporary defensive position, it will not pursue its investment objective.

SHORT SALES. A Fund may not enter into short sales, except short sales "against the box." In a short sale against the box, a Fund sells securities it owns, or has the right to acquire at no added cost. A Fund does not immediately deliver the securities sold, however, and does not receive proceeds from the sale until it does deliver the securities. A Fund may enter into a short sale against the box to lock-in a gain or loss in one year, while deferring recognition of the gain or loss until the next year. A Fund may also sell short against the box to hedge against the risk that the price of a security may decline. In such a case, to the extent a Fund limits its future losses in the security, it limits its opportunity to achieve future gain in the security as well. Pursuant to the

Taxpayer Relief Act of 1997, if a Fund has unrealized gain with respect to a security and enters into a short sale with respect to such security, the Fund generally will be deemed to have sold the appreciated security and this will recognize gain for tax purposes.

SECURITIES OF OTHER INVESTMENT COMPANIES. A Fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940 ("Investment Company Act"). To the extent a Fund invests in shares of an investment company, it will bear its pro rata share of the other investment company's expenses, such as investment advisory and distribution fees, and operating expenses.

ILLIQUID AND RESTRICTED SECURITIES. A Fund may not purchase a security if, as a result, more than 15 percent of its net assets would be invested in illiquid securities. A security is considered ILLIQUID if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the security. Over-the-counter options, repurchase agreements not entitling the holder to payment of principal in 7 days, and certain "restricted securities" may be illiquid.

A security is RESTRICTED if it is subject to contractual or legal restrictions on resale to the general public. A liquid institutional market has developed, however, for certain restricted securities such as repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Thus, restrictions on resale do not necessarily indicate the liquidity of the security. For example, if a restricted security may be sold to certain institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or another exemption from registration under the Securities Act, the Sub-adviser may determine that the security is liquid under guidelines adopted by the Board. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. With other restricted securities, however, there can be no assurance that a liquid market will exist for the security at any particular time. A Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. A Fund treats such holdings as illiquid.

PORTFOLIO TRANSACTIONS. Each Sub-adviser places orders for the purchase and sale of assets it manages with brokers and dealers selected by, and in the discretion of, the Sub-adviser. The Sub-advisers seek "best execution" for all portfolio transactions, but a Fund may pay higher than the lowest available commission rates when the Fund's Sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.

Subject to the policy of obtaining "best execution", each Sub-adviser may employ broker-dealer affiliates (collectively "Affiliated Brokers") to effect brokerage transactions. Payment of commissions to Affiliated Brokers is subject to procedures adopted by the Board to provide that the commissions will not exceed the usual and customary broker's commissions charged by unaffiliated brokers. No specific portion of brokerage transactions will be directed to Affiliated Brokers and in no event will a broker affiliated with the Sub-adviser directing the transaction receive brokerage transactions in recognition of research services provided to the Sub-adviser.

The frequency of portfolio transactions of a Fund (portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses. Tax rules applicable to short-term trading may affect the timing of a portfolio transactions or the ability to realize short-term trading profits or establish short-term positions. It is estimated that each Fund's portfolio turnover will be less than 100%.


9.  OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of each Fund is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern
Time), on each Fund Business Day by dividing the value of the Fund's net assets (I.E., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. Securities owned by a Fund for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by the Board or pursuant to procedures approved by the Board.

PERFORMANCE INFORMATION

A Fund's performance may be quoted in terms of yield or total return. All performance information is based on historical results and is not intended to indicate future performance. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield, a Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Funds' returns, shareholders should recognize that they are not the same as actual year-by-year results.

The Funds' advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc. and IBC/Donoghue, Inc. In addition, the performance of a Fund may be compared to securities indices. Indices are not used in the management of the Funds but rather are standards by which the Advisers and shareholders may compare the performance of a Fund to an unmanaged composite of securities with similar, but not identical, characteristics. This material is not to be considered representative or indicative of future performance. All performance information for a Fund is calculated on a class basis.

THE TRUST AND ITS SHARES

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as a Fund) and may divide portfolios or series into classes of shares (such as Trust Shares); the costs of doing so will be borne by the Trust. Currently the authorized shares of the Trust are divided into four separate series.

OTHER CLASSES OF SHARES. The Funds currently issue two classes of shares, Trust Shares and Institutional Shares. Institutional Shares are offered to large institutional investors able to make a minimum investment of $10 million. Each class of a Fund will have a different expense ratio and may have different distribution fees. Each class' performance is affected by its expenses. For more information on Institutional shares of the Funds, investors may contact FFC at
(800) XXX-XXXX or (207) XXX-XXXXor the Funds' distributor. Investors may also contact their sales representative to obtain information about the other classes.

SHAREHOLDER VOTING AND OTHER RIGHTS. Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular series or class, except if the matter affects only one series or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a series is entitled to the shareholder's pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

{25% SHAREHOLDERS] From time to time, these shareholders or other shareholders may own a large percentage of the Shares of a Fund and, accordingly, may be able to greatly affect (if not determine) the outcome of a shareholder vote.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

MEMORIAL FUNDS

       GOVERNMENT BOND FUND
       CORPORATE BOND FUND
       GROWTH EQUITY FUND
       VALUE EQUITY FUND

----------------------------------------------------------- ---------------------------------------------------------
Fund Information:                                           Account Information and
         Two Portland Square                                Shareholder Services:
         Portland, Maine 04101
         (800) XXX-XXXX                                              Forum Financial Corp.
                                                                     P.O. Box 446
Investment Adviser:                                                  Portland, Maine 04112
         Forum Investment Advisors, LLC                              (207) XXX-XXXX
         Two Portland Square                                         (800) XXX-XXXX
         Portland, ME 04101
----------------------------------------------------------- ---------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                     [DATE]

This Statement of Additional Information ("SAI") supplements the Prospectus dated [date], offering shares of the Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund (each a "Fund" and collectively the "Funds"). The Funds are each diversified portfolios of Memorial Funds (the "Trust"), a registered open-end, management investment company. This SAI should be read only in conjunction with the Prospectus, which you may obtain without charge by contacting the Trust's Distributor, Forum Financial Services, Inc., Two Portland Square, Portland, Maine 04101.

                                TABLE OF CONTENTS
                                      PAGE

            1.     Investment Policies.................... 3
            2.     Investment Limitations................ 10
            3.     Performance Data.......................11
            4.     Management.............................13
            5.     Determination of Net Asset Value.......16
            6.     Portfolio Transactions.................16
            7.     Additional Purchase and..................
                      Redemption Information..............17
            8.     Taxation...............................18
            9.     Other Information......................19
           10.     Financial Statements...................20
                   Appendix A - Description of
                       Securities Ratings................A-1

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY AN INVESTOR WITHOUT CHARGE.

As used in this SAI, the following terms shall have the following meanings:

       "Adviser" shall mean Forum Investment Advisors, LLC ("Forum"). "Advisers" shall mean Forum and each of the investment subadvisers that provide investment advice and portfolio management for one or more of the Funds pursuant to an investment subadvisory agreement with Forum.

       "Board" shall mean the Board of Trustees of the Trust.

       "CFTC" shall mean the U.S. Commodities Futures Trading Commission.

       "Code" shall mean the Internal Revenue Code of 1986, as amended.

       "Custodian" shall mean [custodian], or its successor, acting in its capacity as custodian of a Fund.

       "Equity  Funds"  shall mean the Growth  Equity Fund and the Value  Equity
       Fund.

       "FAdS" shall mean Forum Administrative Services, LLC, the Trust's administrator.

       "FFC" shall mean Forum Financial Corp., the Trust's transfer agent.

       "Fitch" shall mean Fitch Investors Service, L.P.

       "Fixed Income Funds" shall mean the Government Bond Fund and the Corporate Bond Fund.

       "FFSI" shall mean Forum Financial Services, Inc., the distributor of the Trust's shares.

       "Fund" shall mean each of the separate portfolios of the Trust identified on the cover page of this Statement of Additional Information.

       "Moody's" shall mean Moody's Investors Service, Inc.

       "NRSRO" shall mean a nationally recognized statistical rating organization.

       "SEC" shall mean the U.S. Securities and Exchange Commission.

       "S&P" shall mean Standard & Poor's Rating Group.

       "Sub-adviser" shall mean each of the investment advisers that provide investment advice and portfolio management for the Funds pursuant to investment subadvisory agreements with Adviser.

       "Transfer Agent" shall mean Forum Financial Corp. acting in its capacity as transfer and dividend disbursing agent of a Fund.

       "Trust" shall mean Memorial Funds, an open-end management investment company registered under the 1940 Act.

       "U.S. Government Securities" shall mean obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

       "1933 Act" shall mean the Securities Act of 1933, as amended.

       "1940 Act" shall mean the Investment Company Act of 1940, as amended.

1.  INVESTMENT POLICIES

The following discussion is intended to supplement the disclosure in the Prospectus concerning each Fund's investments, investment techniques and strategies and the risks associated therewith. No Fund may make any investment or employ any investment technique or strategy unless otherwise permitted in a Prospectus relating to that Fund or this SAI. For example, while the SAI describes "when-issued" transactions below, only those Funds whose investment policies, as described in the Prospectus or this SAI, allow the Fund to invest in when-issued transactions may do so.

SECURITY RATINGS INFORMATION

Moody's, S&P and other NRSROs are private services that rate the credit quality of debt obligations. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. These ratings are general and are not absolute standards of quality, however. Consequently, securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Sub-adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

A Fund may purchase unrated securities if its Sub-adviser determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not trade as actively as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by its Sub-adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Sub-adviser determines that retaining such security is in the best interests of the Fund.

To limit credit risks, the Funds may only invest in securities that are investment grade (rated in the top four long-term investment grades by an NRSRO or in the top two short-term investment grades by an NRSRO.) Accordingly, the lowest permissible long-term investment grades for corporate bonds, including convertible bonds, are Baa in the case of Moody's and BBB in the case of S&P and Fitch; the lowest permissible long-term investment grades for preferred stock are baa in the case of Moody's and BBB in the case of S&P and Fitch; and the lowest permissible short-term investment grades for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, A-2 in the case of S&P and F-2 in the case of Fitch. All these ratings are generally considered to be investment grade ratings, although Moody's indicates that securities with long-term ratings of Baa have speculative characteristics.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

Each Fixed Income Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

The use of when-issued transactions and forward commitments enables the Fixed Income Funds to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities which it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Fund's Sub-adviser forecasts incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward commitment transactions at prices lower than the current market values.

The Funds enter into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. If a Fund subsequently chooses to dispose of its right to acquire a when-issued security or its right to deliver or receive against a forward commitment before the settlement date, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

Each Fund will establish and maintain with its custodian a separate account with cash, U.S. Government Securities and other liquid high-grade debt securities in an amount at least equal to its commitments to purchase securities on a when-issued or delayed delivery basis.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, purchased over-the-counter (OTC) options and repurchase agreements maturing in more than seven days.

The Board is ultimately responsible for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Advisers, pursuant to guidelines approved by the Board. The Advisers take into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The Adviser and the Sub-adviser for each Fund monitor the liquidity of the securities in that Fund's portfolio and reports periodically on such decisions to the Board.

CONVERTIBLE SECURITIES

The Funds may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities are similar to nonconvertible debt securities to the extent that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

TEMPORARY DEFENSIVE POSITION.

When a Fund assumes a temporary defensive position it may invest without limit in (i) short-term U.S. Government Securities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, (iii) commercial paper of prime quality rated
Prime-2 or higher by Moody's or A-2 or higher by S&P or, if not rated, determined by the Fund's Subadviser to be of comparable quality, (iv) repurchase agreements covering any of the securities in which the Fund may invest directly and (v) money market mutual funds.

OTHER INVESTMENT COMPANIES

The Funds may invest in the securities of other investment companies within the limits proscribed by the 1940 Act. In addition to the Fund's expenses (including the various fees), as a shareholder in another investment company, a Fund would bear its pro rata portion of the other investment company's expenses (including fees).

FUTURES CONTRACTS AND OPTIONS

Each Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities that it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options and the purchase and sale of futures contracts and options on those futures contracts. The Equity Funds may buy or sell stock index futures contracts, such as contracts on the S&P 500 stock index. The Fixed Income Funds may buy and sell bond index futures contracts. In addition, all of the Funds may buy or sell futures contracts on Treasury bills, Treasury bonds and other financial instruments. The Funds may write covered options and buy options on the futures contracts in which they may invest.

In addition, the Funds may write (sell) covered put and call options and may buy put and call options on debt securities and bond indices. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security, currency or futures contract or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option.

The Funds' use of options and futures contracts would subject the Funds to certain investment risks and transaction costs to which they might not otherwise be subject. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets;

(2) imperfect correlation between movements in the prices of options, futures contracts or related options and movements in the price of the securities hedged or used for cover; (3) the fact that skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Funds invest; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time; and (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences. Other risks include the inability of the Fund, as the writer of covered call options, to benefit from the appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund.

The Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. No Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5 percent of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50 percent of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund will not exceed 50 percent of its total assets.

A Fund will only invest in futures and options contracts after providing notice to its shareholders and filing a notice of eligibility (if required) and otherwise complying with the requirements of the Commodity Futures Trading Commission ("CFTC"). The CFTC's rules provide that the Funds are permitted to purchase such futures or options contracts only (1) for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however, that in the alternative with respect to each long position in a futures or options contract entered into by a Fund, the underlying commodity value of such contract at all times does not exceed the sum of cash, short-term United States debt obligations or other United States dollar denominated short-term money market instruments set aside for this purpose by the Fund, accrued profit on the contract held with a futures commission merchant and cash proceeds from existing Fund investments due in 30 days; and (2) subject to certain limitations.

HEDGING AND OPTIONS STRATEGIES

Each Fund may purchase or sell (write) put and call options on securities to seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options on individual securities or securities or financial indices and through the purchase and sale of financial futures contracts and related options. These investment techniques involve risks that are different in certain respects from the investment risks associated with the other investments of a Fund. Use of these instruments is subject to regulation by the SEC, the several options and futures exchanges upon which options and futures are traded or the CFTC.

No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

Except as otherwise noted in the Prospectus or herein, the Funds will not use leverage in their options and hedging strategies. In the case of transactions entered into as a hedge, a Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes it to an obligation to another party unless it owns either (i) an offsetting ("covered") position or (ii) cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Funds will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES

A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the sub-adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

When a Fund sells an option, it receives a premium from the purchaser. When a Fund purchases an option, it pays a premium to the seller. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Funds may purchase options on securities that the Fund's Sub-adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, use of this strategy limits the potential loss to the Fund to the premium paid for the options; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

A Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

Certain Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities which are being hedged. Index options are settled exclusively in cash.


SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING

A Fund may effectively terminate its right or obligation under an option contract by entering into a closing transaction. For instance, if the Fund wished to terminate its potential obligation to sell securities or currencies under a call option it had written, it would purchase a call option of the same type. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

       (1) The successful use of options depends upon the Sub-adviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets, or in the case of an index option, fluctuations in the market sector represented by the index.

       (2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

       (3) A position in an exchange-listed option may be closed out only on an exchange that provides a market for identical options. Most exchange-listed options relate to equity securities. Closing transactions may be effected with respect to options traded in the over-the-counter markets only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, a Fund would have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by a Fund may result in material losses to the Fund.

       (4) A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.

       (5) When a Fund enters into an over-the-counter contract with a counterparty, the Fund will assume the risk that the counterparty will fail to perform its obligations in which case the Fund could be worse off than if the contract had not been entered into.

FUTURES STRATEGIES

A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or the currency as called for in the contract at a specified future date and at a specified price. For futures contracts with respect to an index, delivery is of an amount of cash equal to a specified dollar amount times the difference between the index value at the time of the contract and the close of trading of the contract.

A Fund may sell interest rate futures contracts in order to continue to receive the income from a fixed income security, while endeavoring to avoid part of or all of a decline in the market value of that security which would accompany an increase in interest rates.

A Fund may purchase index futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transactions costs, or to seek higher investment returns when a futures contract is priced more attractively than securities in the index.

A Fund may purchase call options on a futures contract as a means of obtaining temporary exposure to market appreciation at limited risk. This strategy is analogous to the purchase of a call option on an individual security, in that it can be used as a temporary substitute for a position in the security itself.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING

A Fund pays no price when it enters into a futures contract; rather, it deposits (typically with its custodian in a segregated account in the name of the futures broker) an amount of cash or U.S. Government Securities generally equal to 5% or less of the contract value. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, are made on a daily basis as the value of the futures position varies. When writing a call on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Holders and writers of futures and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts.

Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions. In such event, it may not be possible for a Fund to close a position, and in the event of adverse price movements, it would have to make daily cash payments of variation margin. In addition:

       (1) Successful use by a Fund of futures contracts and related options will depend upon the Sub-adviser's ability to predict movements in the direction of the overall securities and currency markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

       (2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged currencies due to price distortions in the futures market or otherwise. There may be several reasons unrelated to the value of the underlying currencies which causes this situation to occur. As a result, a correct forecast of general market trends may still not result in successful hedging through the use of futures contracts over the short term.

       (3) There is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

       (4) Like other options, options on futures contracts have a limited life. A Fund will not trade options on futures contracts on any exchange or board of trade unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

       (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

       (6) A Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

COMMODITY FUTURES CONTRACTS AND COMMODITY OPTIONS

A Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in the Prospectus and above. A Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section
4.5 of the rules of the CFTC. Under that section, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margins and premiums required to establish such positions would exceed 5% of the Fund's net assets.


2.  INVESTMENT LIMITATIONS

For purposes of all investment policies of the Fund, (i) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely and (ii) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if a Fund satisfies a percentage restriction on an investment or investment technique when the investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

FUNDAMENTAL INVESTMENT LIMITATIONS

         Each Fund has adopted the following fundamental investment limitations that cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of a Fund or (ii) 67% of the shares of a Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of a Fund are present or represented. Each Fund may not:

         (1) Purchase the securities of issuers (other than U.S. Government Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of a Fund's investments in such industry would comprise 25% or more of the value of its total assets.

         (2) Purchase a security if, as a result (a) more than 5% of a Fund's total assets would be invested in the securities of a single issuer, or
         (b) a Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only with respect to 75% of a Fund's total assets and does not apply to U.S. Government Securities.

         (3) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purpose of the Securities Act of 1933.

         (4) Purchase or sell real estate or any interest therein, except that a Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

         (5) Purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities.

         (6) Make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements.

         (7) Issue senior securities except pursuant to Section 18 of the Investment Company Act and except that a Fund may borrow money subject to its investment limitation on borrowing.

OTHER INVESTMENT LIMITATIONS

         Each  Fund  has  adopted  the   following   nonfundamental   investment
limitations that may be changed by the Board without shareholder approval. Each Fund may not:

         (a) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted to be incurred by a Fund. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

         (b) Make short sales of securities except short sales against the box.

         (c) Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but a Fund may make margin deposits in connection with permitted transactions in options.

         (d)Purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

         (e) Purchase portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

         (f) Invest more than 5% of its net assets in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities a Fund could invest.

         (g) Invest in or hold securities of any issuer if officers and Trustees of the Trust or the Adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

         (h) Invest in interests in oil or gas or interests in other mineral exploration or development programs.


3.  PERFORMANCE DATA

The Funds may quote performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to predict future returns. A Fund's net asset value, yield and total return fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

In performance advertising the Funds may compare any of their performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDC/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). In addition, a Fund may compare any of its performance information with the performance of recognized stock, bond and other indexes, including but not limited to the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. A Fund may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

YIELD CALCULATIONS

Yields for a Fund used in advertising are computed by dividing the Fund's interest income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. In general, interest income is reduced with respect to bonds purchased at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds purchased at a discount by adding a portion of the discount to daily income. Capital gain and loss generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that a Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Also, Processing Organizations may charge their customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yields of each Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of a Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

TOTAL RETURN CALCULATIONS

Each of the Funds may advertise total return. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over a given period according to the following formula:

                                        n
                                  P(1+T) = ERV

Where:

                         P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value.

ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gain and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields and other performance information may be quoted numerically or in a table, graph or similar illustration.

Period total return is calculated according to the following formula:

                                 PT = (ERV/P-1)

Where:

                                PT = period total return. The other definitions are the same as in average annual total return above.

For the period January 28, 1997 through March 31, 1997, the total return of the Fund since inception was 0.63%.

4.  MANAGEMENT

The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

                         [INSERT TRUSTEES AND OFFICIALS]

The following table provides the aggregate compensation paid to each Trustee. The Trust has not adopted any form of retirement plan covering Trustees or officers. Information is presented for the fiscal year ended March 31, 1996.

                                                       ACCRUED             ANNUAL
                                   AGGREGATE           PENSION        BENEFITS UPON         TOTAL
TRUSTEE                          COMPENSATION          BENEFITS        RETIREMENT         COMPENSATION

                       [INSERT ESTIMATED FUTURE PAYMENTS]

ADVISERS

Forum Investment Advisors, LLC ("Forum"), Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement").

                    [INSERT FIA BUSINESS AND OWNERSHIP INFO]

To assist it in carrying out its responsibility, the Adviser has retained the following Subadvisers to render advisory services and make daily investment decisions for each Fund pursuant to an investment subadvisory agreements with Quadra (the "Subadvisory Agreements").

                            [INSERT SUB-ADVISER INFO]

The amount of the fees paid by Forum to each Subadviser may vary from time to time as a result of periodic negotiations with the Subadviser regarding such matters as the nature and extent of the services (other than investment selection and order placement activities) provided by the Subadviser to the Fund, the increased cost and complexity of providing services to the Fund, the investment record of the Subadviser in managing the Fund and the nature and magnitude of the expenses incurred by the Subadviser in managing the Fund's assets and by the Adviser in overseeing and administering management of the Fund. However, the contractual fee payable to Forum by each Fund for investment advisory services that is set forth in the Prospectus will not vary as a result of those negotiations.

The Advisers furnish at their own expense all services, facilities and personnel necessary to perform their duties under the Advisory or Subadvisory Agreements. The Advisory and Subadvisory Agreements provide, with respect to each Fund, for an initial term of two years from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the agreement is specifically approved at least annually by the Board or, with respect to each Fund, by vote of the shareholders of that Fund, and in either case by a majority of the directors who are not parties to the Advisory Agreement or interested persons of any such party.

The Advisory and Subadvisory Agreements are terminable without penalty by the Trust and by the Adviser, respectively, with respect to a Fund on 30 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser and the Subadviser, respectively, on not less than 90 days' written notice, and will automatically terminate in the event of its assignment. The Agreements also provide that, with respect to each Fund, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of its obligations and duties under the Agreements. The Advisory and Subadvisory Agreements provide that the Advisers may render services to others.

ADMINISTRATOR

Forum Administrative Services, LLC ("FAdS") acts as administrator to the Trust pursuant to an Administration Agreement with the Trust. As administrator, FAdS provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. The Administration Agreement will remain in effect for a period of twelve months with respect to the Fund and thereafter is automatically renewed each year for an additional term of one year.

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Fund by vote of the Fund's shareholders or by either party on not more than 60 days' written notice. The Administration Agreement also provides that FAdS shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.

At the request of the Board, FAdS provides persons satisfactory to the Board to serve as officers of the Trust. Those officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of FAdS, the Adviser, the subadviser or their affiliates.

DISTRIBUTOR

Forum Financial Services, Inc. ("FFSI"), an affiliate of FAdS, is the Trust's distributor and acts as the agent of the Trust in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. The Distribution Agreement will continue in effect for twelve months and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Distribution Agreement, (ii) are not interested persons of any such party or of the Trust and
(iii) with respect to any class for which the Trust has adopted a distribution plan, have no direct or indirect financial interest in the operation of that distribution plan or in the Distribution Agreement, at a meeting called for the purpose of voting on the Distribution Agreement. All subscriptions for shares obtained by FFSI are directed to the Trust for acceptance and are not binding on the Trust until accepted by it. The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that authorizes the payment to FFSI under the Distribution Services Agreement of a distribution services fee, which may not exceed an annual rate of 0.05% and 0.30% of the average daily net assets of each Fund attributable to Institutional Shares and Trust Shares, respectively.

The Distribution Agreement provides that FFSI shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.

The Distribution Agreement is terminable with respect to the Fund without penalty by the Trust on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by FFSI on 60 days' written notice. The Distribution Agreement will automatically terminate in the event of its assignment.

FFSI may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

TRANSFER AGENT

Forum Financial Corp. ("FFC") acts as transfer agent of the Trust pursuant to a transfer agency agreement (the "Transfer Agency Agreement"). The Transfer Agency Agreement provides, with respect to each Fund, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided that the agreement is specifically approved at least annually by the Board or, with respect to either Fund, by a vote of the shareholders of that Fund, and in either case by a majority of the directors who are not parties to the Transfer Agency Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Transfer Agency Agreement.

Among the responsibilities of FFC as agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Funds may be effected and certain other matters pertaining to the Funds; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

FFC or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. FFC or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from FFC with respect to assets of those customers or clients invested in the Funds. FFC, FFSI or sub-transfer agents or processing agents retained by FFC may be Processing Organizations (as defined in the Prospectus) and, in the case of sub- transfer agents or processing agents, may also be affiliated persons of FFC or FFSI.

For its services under the Transfer Agency Agreement, FFC receives, with respect to each Series: a fee of $24,000 per year; such amounts to be computed and paid monthly in arrears by the Fund; and (iii) Annual Shareholder Account Fees of $25.00 for a retail and $125.00 for an institutional shareholder account; such fees to be computed as of the last business day of the prior month.

FUND ACCOUNTANT

Pursuant to a Fund Accounting Agreement, Forum Accounting Services, LLC, ("FAcS") prepares and maintains books and records of each Fund on behalf of the Trust as required under the 1940 Act, calculates the net asset value per share of each Fund and dividends and capital gain distributions and prepares periodic reports to shareholders and the Securities and Exchange Commission. For its services, FAcS receives from the Trust with respect to each Fund a fee of
$36,000 per year plus surcharges of $6,000 to $24,000 for specified asset levels. FAcS is paid additional surcharges of $12,000 per year for each of the following: a portfolio with more than a specified number of securities positions and/or international positions; investments in derivative instruments; percentages of assets invested in asset backed securities; and, a monthly portfolio turnover rate of 10% or greater.


5.  DETERMINATION OF NET ASSET VALUE

The Trust does not determine the Funds' net asset value on any day that the New York Stock Exchange ("NYSE") is closed. The NYSE is normally closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans' Day, Thanksgiving and Christmas. The Trust determines the net asset value per share of each Fund as of the close of trading on the NYSE (normally 4:00 p.m., Eastern time) on each Fund Business Day by dividing the value of the Fund's net assets (in other words, the value of its portfolio securities and other assets less its liabilities) by the number of that Fund's shares outstanding at the time the determination is made. Securities owned by a Fund for which market quotations are readily available are valued at current market value, or, in their absence, at fair value as determined by the Board. Purchases and redemptions are effected at the time of the next determination of net asset value following the receipt in proper form of any purchase or redemption order.

6.  PORTFOLIO TRANSACTIONS

Purchases and sales of debt securities for the Fixed Income Funds usually are principal transactions. Portfolio Securities for these Funds are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked prices.

The Equity Funds will, and the Fixed Income Funds may, effect purchases and sales through brokers who charge commissions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Fund's Sub-adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund.

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commission, including certain dealer spreads, paid in connection with Fund transactions, the Sub-adviser takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Advisor may also take into account payments made by brokers effecting transactions for a Fund (i) to the Fund or
(ii) to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay.

In addition, a Sub-adviser may give consideration to research and investment analysis services furnished by brokers or dealers to the Sub-adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis is of the types described in Section

28(e)(3) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Sub-advisers' own internal research and investment strategy capabilities. The Sub-adviser may use the research and analysis in connection with services to clients other than the Fund, and the Sub-advisers' fee is not reduced by reason of the Sub-advisers' receipt of the research services.

Investment decisions for the Funds will be made independently from those for any other account or investment company that is or may in the future become managed by the Sub-advisers or their affiliates. If, however, a Fund and other investment companies or accounts managed by one of the Sub-advisers are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for a Fund and for other investment companies and accounts managed by one of the Sub-advisers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

In the future the Funds, consistent with the policy of obtaining best net results, may conduct brokerage transactions through affiliates of those persons or Forum. If a Fund anticipates conducting brokerage transactions through these persons, the Board will adopt procedures in conformity with applicable rules under the 1940 Act to ensure that all brokerage commissions paid to these persons are reasonable and fair.

7.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor.

In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily, from time to time, to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

The Trust has filed a formal election with the Securities and Exchange Commission pursuant to which a Fund will only effect a redemption in portfolio securities if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

EXCHANGE PRIVILEGE

The exchange privilege permits shareholders of the Funds to exchange their shares for shares of the same class of any other Fund of the Trust or a designated class of shares of Daily Assets Cash Fund, a money market fund of Forum Funds ("Participating Fund"). For Federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than his basis in such shares at the time of the transaction.

By use of the exchange privilege, the shareholder authorizes FFC to act upon the instruction of any person representing himself to either be, or to have the authority to act on behalf of, the investor and believed by FFC to be genuine. The records of FFC of such instructions are binding. Proceeds of an exchange transaction may be invested in another Participating Fund in the name of the shareholder.

Exchange transactions will be made on the basis of relative net asset values per share at the time of the exchange transaction. Shares of any Participating Fund may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund. The terms of the exchange privilege are subject to change, and the privilege may be terminated by the Trust. However the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without reasonable advance notice to shareholders.

INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT

The Trust offers an individual retirement plan ("IRA") for individuals who wish to use Trust shares of the Funds as a medium for funding individual retirement savings. Under the IRA, distributions of net investment income and capital gain will be automatically reinvested in the IRA established for the investor. The Funds' custodian furnishes custodial services to the IRAs for a service fee. Shareholders wishing to use a Fund's IRA should contact FFC for further details and information.

8.  TAXATION

Each Fund intends, for each taxable year, to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification as a regulated investment company under the Internal Revenue Code of 1986 does not involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Funds must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to Federal income taxes on dividends and distributions by a Fund and assume that each Fund qualifies as a regulated investment company. Investors should consult their own counsel for further details and for the application of state and local tax laws to the investor's particular situation.

The Equity Funds expect to derive a substantial amount of their gross income (exclusive of capital gain) from dividends. Accordingly, that portion of the Equity Funds' dividends so derived will qualify for the dividends-received deduction for corporations to the extent attributable to certain qualifying dividends received by the Fund from domestic corporations. The Fixed Income Funds expect to derive substantially all of their gross income (exclusive of capital gain) from sources other than dividends. Accordingly, it is expected that only a small portion, if any, of the Fixed Income Funds' dividends or distributions will qualify for the dividends-received deduction for corporations. Capital gain distributions are not eligible for the dividends received deduction for corporations.

Under the Code, gains or losses from the disposition of (i) foreign  currencies,
(ii) debt securities denominated in a foreign currency, (iii) certain options on foreign currencies or (iv) certain forward contracts denominated in a foreign currency, that are attributed to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of its disposition are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than affecting the amount of the Fund's net capital gain. Because section 988 losses reduce the amount of ordinary dividends a Fund will be allowed to distribute for a taxable year, such losses may result in all or a portion of prior dividend distributions for such year being recharacterized as non-taxable return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her shares. To the extent that such distributions exceed such shareholders' basis, each distribution will be treated as a gain from the sale of shares. Under certain conditions, a Fund may elect to except from Section 988 any foreign currency gain or loss realized by a Fund on any regulated forward contract, option or futures contract which would be "marked to market" under
Section 1256 of the Code if held on the last day of taxable year, as described immediately below.

Certain listed options, regulated futures contracts and foreign exchange contracts are considered "section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each taxable year will be "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by a Fund on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. A Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" from the application of section 1256.

With respect to equity or over-the-counter put and call options, gain or loss realized by a Fund upon the lapse or sale of such options held by the Fund will be either long-term or short-term capital gain or loss depending upon the respective Fund's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Fund will be treated as short-term capital gain or loss. In general, if a Fund exercises an option, or if an option that a Fund has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by such Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the extent that a Fund has unrealized gains with respect to the other position in such straddle;
(ii) a Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund all of the offsetting positions of which consist of section 1256 contracts.

A Fund's investment in zero coupon securities will be subject to special provisions of the Code which may cause the Fund to recognize income without receiving cash necessary to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. In order to satisfy those distribution requirements the Fund may be forced to sell other portfolio securities.


9.  OTHER INFORMATION

CUSTODIAN

Pursuant to a Custodian Agreement, [custodian] acts as the custodian of the Funds' assets. The custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, determining income and collecting interest on Fund investments.

COUNSEL

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, One Battery Park Plaza, New York, New York 10004

INDEPENDENT ACCOUNTANTS
[auditors], act as independent accountants for the Quadra Funds.

THE TRUST AND ITS SHARES

The Trust was organized on November 26, 1997, as a Delaware business trust. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Funds) and may in the future divide portfolios or series into two or more classes of shares (such as Trust and Institutional Shares). Currently the authorized shares of the Trust are divided into 15 separate series.

Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

SHAREHOLDINGS

As of [date], 1998, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of the Funds. Also as of that date, the shareholder listed below owned more than 5% of the Fund or Funds identified. Shareholders owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

  FUND                           SHAREHOLDER                          INTEREST


10.  FINANCIAL STATEMENTS

Because the Funds had not commenced operations as of the date of this SAI, financial statements for these Funds are not yet available.

                                 MEMORIAL FUNDS

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

1.   CORPORATE BONDS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Moody's rates corporate bond issues, including convertible debt issues, as follows:

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

STANDARD AND POOR'S CORPORATION ("S&P")

S&P rates corporate bond issues, including convertible debt issues, as follows:

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Bonds rated CC typically are debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. This rating may also be used to indicate imminent default.

The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating Cl is reserved for income bonds on which no interest is being paid.

Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. Bonds rated D are in payment default or the obligor has filed for bankruptcy. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period.

Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

FITCH INVESTORS SERVICE, INC. ("FITCH")

Fitch rates corporate bond issues, including convertible debt issues, as follows:

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rate F-1+.

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD, or D categories.

2.   PREFERRED STOCK

MOODY'S INVESTORS SERVICE, INC.

Moody's rates preferred stock as follows:

An issue rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

An issue rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue rated baa is considered to be a medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue  which is rated caa is likely to be in  arrears on  dividend  payments.
This rating designation does not purport to indicate the future status of payments.

An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue which is rated c can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

Note:   Moody's  applies  numerical   modifiers  1,  2  and  3  in  each  rating
classification from aa through b in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION

S&P rates preferred stock as follows:

AAA is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

A preferred stock rated C is a non-paying issue.

A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

3.   SHORT-TERM DEBT (COMMERCIAL PAPER)

MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2, both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          --- Leading market positions in well-established industries. --- High rates of return on funds employed. --- Conservative capitalization structure with moderate reliance on debt and ample asset protection. --- Broad margins in earnings coverage of fixed financial charges and high internal cash generation. --- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A and B. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH INVESTORS SERVICE, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

F-3. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D..   Issues assigned this rating are in actual or imminent payment default.

                                     PART C
                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A)      FINANCIAL STATEMENTS.

Included in the Prospectus:

         Not Applicable.*

Included in the Statement of Additional Information:

         Not Applicable.*


(b)      EXHIBITS.

         (1) Copy of the Trust Instrument of the Registrant dated November 25, 1997 (filed herewith).

         (2)      Not Applicable.

         (3)      Not Applicable.

         (4)      (a)      Sections 2.02, 2.04 and 2.06 of Registrant's Trust
                  Instrument provide as follows:

                  SECTION 2.02 ISSUANCE OF SHARES. Subject to applicable law, the Trustees in their discretion may, from time to time, without vote of the Shareholders, issue Shares, in addition to the then issued and Outstanding Shares and Shares held in the treasury, to such party or parties and for such amount and type of consideration, including cash or securities, at such time or times and on such terms as the Trustees may deem appropriate, and may in such manner acquire other assets (including the acquisition of assets subject to, and in connection with, the assumption of liabilities) and businesses. In connection with any issuance of Shares, the Trustees may issue fractional Shares and Shares held in the treasury. The Trustees may from time to time divide or combine the Shares into a greater or lesser number without thereby changing the proportionate beneficial interests in the Trust. Contributions to the Trust may be accepted for, and Shares shall be redeemed as, whole Shares and/or 1/1,000th of a Share or integral multiples thereof.

                  SECTION 2.04 TRANSFER OF SHARES. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by that holder's agent thereunto duly authorized in writing, upon delivery to the Trustees or the Transfer Agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees or Transfer Agent. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any Transfer Agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

                  SECTION 2.06 ESTABLISHMENT OF SERIES OR CLASS. The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees may divide the Shares of any Series into

                    Classes. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series, to establish and designate and to change in any manner any such Series or Class and to fix such preferences, voting powers, rights and privileges of such Series or Classes as the Trustees may from time to time determine, to divide or combine the Shares or any Series or Classes into a greater or lesser number, to classify or reclassify any issued Shares of any Series or Classes into one or more Series or Classes, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series or Class shall be effective when specified in the resolution of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series or Class.

                  All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series or Classes, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series and each Class, except as the context otherwise requires.

                  Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series subject to Section 2.08 and the preferences, rights and privileges of each Class of that Series. Each holder of Shares of a Series or Class thereof shall be entitled to receive the holder's pro rata share of all distributions made with respect to such Series or Class thereof. Upon redemption of Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust.

                  Each  Series  and  Class   thereof  of  the  Trust  and  their
                  attributes will be set forth in Annex A to this Trust Instrument.

         (5)      (a)      Form of Investment  Advisory  Agreement  between
                  Registrant  and Forum  Advisors,  Inc.  (filed herewith).

                  (b)*   Investment Subadvisory Agreement (Government Bond Fund)

                  (c)*   Investment Subadvisory Agreement (Corporate Bond Fund)

                  (d)*   Investment Subadvisory Agreement (Growth Equity Fund)

                  (e)*   Investment Subadvisory Agreement (Value Equity Fund)

         (6) Form of Distribution Agreement between Registrant and Forum Financial Services, Inc. (filed herewith).

         (7)      None.

         (8)      (a)      Form of Transfer Agency Agreement  between Registrant
                  and Forum Financial Corp.  (filed    herewith).

                  (b)*     Custodian Agreement

         (9) Form of Administration Agreement between Registrant and Forum Administrative Services, LLC (filed herewith).

         (10)*    Opinion of counsel to Registrant.

         (11)*    Opinion of independent auditors.

         (12)     None.

         (13)* Investment Representation letter of original purchaser of shares of Registrant.

         (14)     Not Applicable.

         (15)     Form  of  Rule  12b-1  Plan  adopted  by  the  Registrant
                  (filed herewith).

         (16)*    None.

         Other Exhibits*:

                  Powers of Attorney for the Registrant.

*EXHIBIT IS TO BE FILED BY AMENDMENT..

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES AS OF DECEMBER 1, 1997

                                                        Number of Record Holders
                                                        ------------------------
         Government Bond Fund                                    0
         Corporate Bond Fund                                     0
         Growth Equity Fund                                      0
         Value Equity Fund                                       0

ITEM 27. INDEMNIFICATION.

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
SECTION 10.02 of the Registrant's Trust Instrument provides as follows:

         SECTION 10.02  INDEMNIFICATION.

                  (a) Subject to the exceptions and limitations contained in Subsection 10.02(b): (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (x) by the court or other body approving the settlement; (y) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (z) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

                  (d)  Expenses  in   connection   with  the   preparation   and
                  presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

Section 4 of the Investment Advisory Agreement provides in substance as follows:

         SECTION 4.  STANDARD OF CARE

                           The  Trust  shall  expect  of the  Adviser,  and  the
                  Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Adviser's undertaking these services the Adviser shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, breach of fiduciary duty, willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder and except as otherwise provided by law.

Section 3 Administration Agreement provides as follows:

         SECTION 3.  STANDARD OF CARE AND RELIANCE

                  (a) Forum shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by Forum in writing. Forum shall use its best judgment and efforts in rendering the services described in this Agreement. Forum shall not be liable to the Trust or any of the Trust's shareholders for any action or inaction of Forum relating to any event whatsoever in the absence of bad faith, willful misfeasance or gross negligence in the performance of Forum's duties or obligations under this Agreement or by reason of Forum's reckless disregard of its duties and obligations under this Agreement.

                  (b) The Trust agrees to indemnify and hold harmless Forum, its employees, agents, directors, officers and managers and any person who controls Forum within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, ("Forum

                    Indemnitees") against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of or in any way related to Forum's actions taken or failures to act with respect to a Fund that are consistent with the standard of care set forth in Section 3(a) or based, if applicable, on good faith reliance upon an item described in Section 3(d) (a "Claim"). The Trust shall not be required to indemnify any Forum Indemnitee if, prior to confessing any Claim against the Forum Indemnitee, Forum or the Forum Indemnitee does not give the Trust written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Forum Indemnitee.

                  (c) Forum agrees to indemnify and hold harmless the Trust, its employees, agents, trustees and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of Forum's actions taken or failures to act with respect to a Fund that are not consistent with the standard of care set forth in Section 3(a). Forum shall not be required to indemnify the Trust if, prior to confessing any Claim against the Trust, the Trust does not give Forum written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Trust.

                  (d) A Forum Indemnitee shall not be liable for any action taken or failure to act in good faith reliance upon:

                  (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to Forum, and upon statements of accountants, brokers and other persons reasonably believed in good faith by Forum to be experts in the matter upon which they are consulted;

                  (ii) any oral instruction which it receives and which it reasonably believes in good faith was transmitted by the person or persons authorized by the Board to give such oral instruction. Forum shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction;

                  (iii)  any  written  instruction  or  certified  copy  of  any resolution of the Board, and Forum may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by Forum to have been validly executed; or

                  (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by Forum to be genuine and to have been signed or presented by the Trust or other proper party or parties;

                  and no Forum Indemnitee shall be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which Forum reasonably believes in good faith to be genuine.

                  (e) Forum shall not be liable for the errors of other service providers to the Trust including the errors of printing services (other than to pursue all reasonable claims against the pricing service based on the pricing services' standard contracts entered into by Forum) and errors in information provided by an investment adviser (including prices and pricing formulas and the untimely transmission of trade information), custodian or transfer agent to the Trust.

Sections 7 and 8 of the Distribution Services Agreement provide:

         SECTION 7.  STANDARD OF CARE

                  (a) The Distributor shall use its best judgment and reasonable efforts in rendering services to the Trust under this Agreement but shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by the Distributor in writing. The Distributor shall not be liable to the Trust or any of the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment, or for any action or inaction of the Distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of the Distributor's duties or obligations under this Agreement or by reason or the Distributor's reckless disregard of its duties and obligations under this Agreement

                  (b) The Distributor shall not be liable for any action taken or failure to act in good faith reliance upon:

                  (i)      the  advice of the Trust or of  counsel,  who may be
                  counsel to the Trust or counsel to   the Distributor;

                  (ii) any oral instruction which it receives and which it reasonably believes in good faith was transmitted by the person or persons authorized by the Board to give such oral instruction (the Distributor shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction);

                  (iii) any written instruction or certified copy of any resolution of the Board, and the Distributor may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by the Distributor to have been validly executed; or

                  (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by the Distributor to be genuine and to have been signed or presented by the Trust or other proper party or parties;

                  and the Distributor shall not be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which the Distributor reasonably believes in good faith to be genuine.

             (c) The Distributor shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply. In addition, to the extent the Distributor's obligations hereunder are to oversee or monitor the activities of third parties, the Distributor shall not be liable for any failure or delay in the performance of the Distributor's duties caused, directly or indirectly, by the failure or delay of such third parties in performing their respective duties or cooperating reasonably and in a timely manner with the Distributor.

         SECTION 8.  INDEMNIFICATION

                  (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section

                    15 of the  Securities  Act or  section  20 of the  1934  Act
                    ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

                  After receipt of the Distributor's notice of termination under
                  Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

                  (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

                  (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

                           (i) any alleged  untrue  statement of a material fact
                  contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

                           (ii) any act of, or omission by,  Distributor  or its
                  sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

                  (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

                  (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

                  (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

                  (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

                  (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

                  (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

Forum Investment Advisors, LLC

         The descriptions of Forum Investment Advisors, LLC under the caption "Management-Adviser" in the Prospectus and Statement of Additional Information relating to the Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund, constituting certain of Parts A and B, respectively, of the Registration Statement are incorporated by reference herein.

         The following are the directors and officers of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections which are of a substantial nature.

Forum Holdings Corp., Member.
Forum Financial Group, LLC., Member.
          Both Forum Holdings Corp. and Forum Financial Group, LLC are controlled by John Y. Keffer, President and Secretary of Forum Financial Services, Inc. and of Forum Financial Corp. Mr. Keffer is a director and/or officer of various registered investment companies for which Forum Financial Services, Inc. serves as distributor.

William J. Lewis, Director.

          Director of Forum Investment Advisors, LLC.

Sara M. Morris, Treasurer.

          Chief Financial Officer, Forum Financial Services, Inc. Ms. Morris serves as an officer of several other Forum affiliated companies. Ms. Morris also serves as an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor.

David I. Goldstein, Secretary.

          General Counsel, Forum Financial Group, LLC. Mr. Goldstein serves as an officer of several other Forum affiliated companies. Mr. Goldstein also serves as an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor.

Dana A. Lukens, Assistant Secretary.

          Corporate Counsel, Forum Financial Group, LLC. Mr. Lukens also serves as an officer of several other Forum affiliated companies.

Margaret J. Fenderson, assistant Treasurer.

          Corporate   Accounting  Manager,   Forum  Financial  Group,  LLC.  Ms.
          Fenderson also serves as an officer of several other Forum affiliated companies.

ITEM 29. PRINCIPAL UNDERWRITER.

         (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter to Core Trust (Delaware), The CRM Funds, The Cutler Trust, Forum Funds, The Highland Family of Funds, Monarch Funds, Norwest Funds, Norwest Select Funds and Sound Shore Fund, Inc.

         (b) John Y. Keffer, President of Forum Financial Services, Inc., is the Chairman and President of the Registrant. Sara M. Morris is the Treasurer of Forum Financial Services. David I. Goldstein, Secretary of Forum Financial Services, Inc., is the Secretary of the Registrant. Margaret J. Fenderson is the Assistant Treasurer of Forum Financial Services, Inc. and Dana Lukens is the Assistant Secretary of Forum Financial Services, Inc. Their business address is Two Portland Square, Portland, Maine 04101.

         (c)      Not Applicable.

ITEM 30. LOCATION OF BOOKS AND RECORDS.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Financial Corp., Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, BankBoston, 100 Federal Street, Boston, Massachusetts 02106. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 28 hereof.

ITEM 31. MANAGEMENT SERVICES.

         Not Applicable.

ITEM 32. UNDERTAKINGS.

(i) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of Registrant's Securities Act of 1933 Registration Statement relating to the prospectuses offering those shares or the commencement of public shares of the respective shares; and,

(ii) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 3rd day of December, 1997.

                                                    MEMORIAL FUNDS


                                                    By:   /S/ MAX BERUEFFY
                                                       Max Berueffy, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons on the 3rd day of December, 1997.

                      SIGNATURES                                 TITLE

(a)          Principal Executive Officer


              /S/ MAX BERUEFFY                                 President
              Max Berueffy                                     and Trustee

(b)           Principal Financial and
              Accounting Officer


              /S/ RICHARD C. BUTT                              Treasurer
              Richard C. Butt

(c)           All of the Trustees


              /S/ MAX BERUEFFY                                 Trustee
              Max Berueffy


              /S/ REBECCA HACKMANN                             Trustee
              Rebecca Hackmann


              /S/ CHERYL O. TUMLIN                             Trustee
              Cheryl O. Tumlin

                                INDEX TO EXHIBITS

EXHIBIT

(1)      Copy of the Trust Instrument of the Registrant dated November 25, 1997

(5)      (a)  Form of Investment Advisory Agreement between Registrant and Forum
              Advisors, Inc.

(6) Form of Distribution Agreement between Registrant and Forum Financial Services, Inc.

(8)      (a)  Form of Transfer Agency Agreement between Registrant and Forum
              Financial Corp.

(9) Form of Administration Agreement between Registrant and Forum Administrative Services, LLC

(15)     Form of Rule 12b-1 Plan adopted by the Registrant

                                                                       EXHIBIT 1

                                 MEMORIAL FUNDS




                                TRUST INSTRUMENT

                                      DATED
                                NOVEMBER 25, 1997

                                TABLE OF CONTENTS


                                                                            PAGE
ARTICLE I             NAME AND DEFINITIONS

         Section 1.01      Name
         Section 1.02      Definitions

ARTICLE II            BENEFICIAL INTEREST

         Section 2.01      Shares of Beneficial Interest
         Section 2.02      Issuance of Shares
         Section 2.03      Register of Shares and Share Certificates
         Section 2.04      Transfer of Shares
         Section 2.05      Treasury Shares
         Section 2.06      Establishment of Series or Class
         Section 2.07      Investment in the Trust
         Section 2.08      Assets and Liabilities of Series
         Section 2.09      No Preemptive Rights
         Section 2.10      No Personal Liability of Shareholders
         Section 2.11      Assent to Trust Instrument and Disclosure

ARTICLE III           THE TRUSTEES

         Section 3.01      Management of the Trust
         Section 3.02      Number of Trustees
         Section 3.03      Term of Office
         Section 3.04      Vacancies and Appointments
         Section 3.05      Temporary Absence
         Section 3.06      Effect of Ending of a Trustee's Service
         Section 3.07      Ownership of Assets of the Trust
         Section 3.08      Meetings of Trustees
         Section 3.09      Quorum
         Section 3.10      Meeting Actions

ARTICLE IV            POWERS OF THE TRUSTEES

         Section 4.01      Powers
         Section 4.02      Issuance and Repurchase of Shares
         Section 4.03      Trustees and Officers as Shareholders
         Section 4.04      Principal Transactions
         Section 4.05      Delegations and Committees

ARTICLE V             NET ASSET VALUE AND EXPENSES

         Section 5.01      Determination of Net Asset Value
         Section 5.02      Expenses

ARTICLE VI            INVESTMENT ADVISERS AND UNDERWRITERS

         Section 6.01      Investment Advisers
         Section 6.02      Underwriters

ARTICLE VII           SHAREHOLDERS' VOTING POWERS AND MEETINGS

         Section 7.01      Voting Powers
         Section 7.02      Meetings
         Section 7.03      Notices
         Section 7.04      Quorum and Required Vote
         Section 7.05      Voting-Proxies
         Section 7.06      Action Without a Meeting
         Section 7.07      Establishment of Record Dates

ARTICLE VIII          CUSTODIANS

ARTICLE IX            DISTRIBUTIONS AND REDEMPTIONS

         Section 9.01      Distributions
         Section 9.02      Redemptions
         Section 9.03      Suspension of the Right of Redemption
         Section 9.04      Redemption of Shares in Order to
                           Qualify as Regulated Investment Company

ARTICLE X             LIMITATION OF LIABILITY AND INDEMNIFICATION

         Section 10.01     Limitation of Liability
         Section 10.02     Indemnification
         Section 10.03     Shareholders
         Section 10.04     Insurance

ARTICLE XI          OFFICERS

         Section 11.01     Officers and Appointment
         Section 11.02     Resignations
         Section 11.03     Surety Bonds
         Section 11.04     Removal

ARTICLE XII           MISCELLANEOUS

         Section 12.01     Trust Not a Partnership
         Section 12.02     Trustee's Good Faith Action,
                           Expert Advice, No Bond or Surety
         Section 12.03     Reorganization
         Section 12.04     Termination of Trust or Series
         Section 12.05     Derivative Actions
         Section 12.06     Parties to Contract
         Section 12.07     Filing of Copies, References, Headings
         Section 12.08     Governing Law
         Section 12.09     Amendments
         Section 12.10     Fiscal Year
         Section 12.11     Provisions in Conflict with Law
         Section 12.12     Execution via Facsimile
         Section 12.13     Principal Office
         Section 12.14     Inspection of Books
         Section 12.15     Seal

                                 MEMORIAL FUNDS


     TRUST INSTRUMENT, made by Max Berueffy, Rebecca Hackmann and Cheryl O. Tumlin as Trustees.

     WHEREAS, the Trustees desire to establish a business trust for the investment and reinvestment of funds contributed thereto;

     NOW THEREFORE, the Trustees declare that all money and property contributed to the trust hereunder shall be held and managed in trust under this Trust Instrument as herein set forth below.


                                    ARTICLE I
                              NAME AND DEFINITIONS

     SECTION  1.01  NAME.  The name of the trust  created  hereby  is  "Memorial
Funds."

     SECTION 1.02 DEFINITIONS. Wherever used herein, unless otherwise required by the context or specifically provided:

         (a) "Affiliated Person" shall have the meaning given it in the 1940 Act, as modified by or interpreted by applicable orders of the Commission or any rules or regulations adopted by or interpretive releases of the Commission thereunder.

         (b)  "Bylaws" means the Bylaws of the Trust as adopted by the Trustees;

         (c) "Class" means the class of Shares of a Series established in accordance with the provisions of Article II, Section 2.06.

         (d) "Commission" shall have the meaning given it in the 1940 Act.

         (e) "Delaware Act" means to Chapter 38 of Title 12 of the Delaware Code entitled "Treatment of Delaware Business Trusts," as amended from time to time.

         (f) "Interested Person" shall have the meaning given it in the 1940 Act, as modified by or interpreted by any applicable order or orders of the Commission or any rules or regulations adopted by or interpretive releases of the Commission thereunder.

         (g) "Majority Shareholder Vote" shall have the same meaning as the term "vote of a majority of the outstanding voting securities" is given in the 1940 Act, as modified by or interpreted by any applicable order or orders of the Commission or any rules or regulations adopted by or interpretive releases of the Commission thereunder.

         (h) "Net Asset Value" means the net asset value of each Series of the Trust or Class thereof determined in the manner provided in Article V, Section
5.01 hereof;

         (i) "Outstanding Shares" means those Shares shown from time to time in the books of the Trust or a Transfer Agent as then issued and outstanding, but shall not include Shares which have been redeemed or repurchased by the Trust and which are at the time held in the treasury of the Trust;

         (j) "Person" shall have the meaning given it in the 1940 Act, as modified by or interpreted by any applicable order or orders of the Commission or any rules or regulations adopted by or interpretive releases of the Commission thereunder.

         (k) "Series" means a series of Shares of the Trust established in accordance with the provisions of Article II, Section 2.06.

         (l) "Shareholder" means a record owner of Outstanding Shares of the Trust;

         (m) "Shares" means the equal proportionate transferable units of beneficial interest into which the beneficial interest of each Series of the Trust or Class thereof shall be divided and may include fractions of Shares as well as whole Shares;

         (n) "Transfer Agent" means the transfer agent or such officer or agent of the Trust as shall maintain the register of a Series.

         (o) "Trust" means Memorial Funds and reference to the Trust, when applicable to one or more Series of the Trust, shall refer to any such Series;

         (p) "Trustees" means the person or persons who has or have signed this Trust Instrument, so long as each such person shall continue in office in accordance with the terms hereof, and all other Persons who may from time to time be duly qualified and serving as Trustees in accordance with the provisions of Article III hereof and reference herein to a Trustee or to the Trustees shall refer to the individual Trustees in their capacity as Trustees hereunder;

         (q) "Trust Property" means any and all property, real or personal, tangible or intangible, which is owned or held by or for the account of the Trust or any Series, or the Trustees on behalf of the Trust or any Series.

         (r) "1940 Act" means the Investment Company Act of 1940, as amended from time to time.

                                   ARTICLE II
                               BENEFICIAL INTEREST

         SECTION 2.01 SHARES OF BENEFICIAL INTEREST. The beneficial interest in the Trust shall be divided into such transferable Shares of one or more separate and distinct Series or Classes of a Series as the Trustees shall from time to time create and establish. The number of Shares of each Series, and Class thereof, authorized hereunder is unlimited. All Shares issued hereunder shall be fully paid and nonassessable.

         SECTION 2.02 ISSUANCE OF SHARES. Subject to applicable law, the Trustees in their discretion may, from time to time, without vote of the Shareholders, issue Shares, in addition to the then issued and Outstanding Shares and Shares held in the treasury, to such party or parties and for such amount and type of consideration, including cash or securities, at such time or times and on such terms as the Trustees may deem appropriate, and may in such manner acquire other assets (including the acquisition of assets subject to, and in connection with, the assumption of liabilities) and businesses. In connection with any issuance of Shares, the Trustees may issue fractional Shares and Shares held in the treasury. The Trustees may from time to time divide or combine the Shares into a greater or lesser number without thereby changing the proportionate beneficial interests in the Trust. Contributions to the Trust may be accepted for, and Shares shall be redeemed as, whole Shares and/or 1/1,000th of a Share or integral multiples thereof.

         SECTION 2.03  REGISTER OF SHARES AND SHARE CERTIFICATES.

         (a) A register shall be kept at the principal office of the Trust or an office of a Transfer Agent which shall contain the names and addresses of the Shareholders of each Series and Class thereof, the number of Shares of that Series and any Classes thereof held by each Shareholder and a record of all transfers thereof. No Shareholder shall be entitled to receive payment of any distribution, nor to have notice given to the Shareholder as herein provided, until the Shareholder has given its address to the Transfer Agent.

         (b) All shares shall be uncertificated except as the Trustees may otherwise authorize. The Trustees may issue certificates to a Shareholder of any Series or Class thereof for any purpose and the issuance of a certificate to one or more Shareholders shall not require the issuance of certificates generally. As to Shares for which no certificate has been issued, each Shareholder shall be entitled to receive distributions or otherwise to exercise or enjoy the rights of Shareholders. Share certificates shall be in the form proscribed from time to time by the Trustees and shall be signed by the President or a Vice President and by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary. Such signatures may be facsimiles if the certificate is signed by a Transfer Agent or shareholder services agent or by a registrar, other than a Trustee, officer or employee of the Trust. In case any officer who has signed or whose facsimile signature has been placed on a certificate shall have ceased to be such officer before such certificate is issued, it may be issued by the Trust with the same effect as if the person were such officer at the time of its issue.]

         (c) In the case of the alleged loss or destruction or the mutilation of a Share certificate, a duplicate certificate may be issued in place thereof, upon such terms as the Trustees may prescribe or upon the terms generally employed by the Transfer Agent. The Trustees may at any time discontinue the issuance of Share certificates and may, by written notice to each Shareholder, require the surrender of Share certificates to the Trust for cancellation. Such surrender and cancellation shall not affect the ownership of Shares in the Trust.

         SECTION 2.04 TRANSFER OF SHARES. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by that holder's agent thereunto duly authorized in writing, upon delivery to the Trustees or the Transfer Agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees or Transfer Agent. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any Transfer Agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

         SECTION 2.05 TREASURY SHARES. Shares held in the treasury shall, until reissued pursuant to Section 2.02 hereof, not confer any voting rights on the Trustees, nor shall such Shares be entitled to any distributions declared with respect to the Shares.

         SECTION 2.06 ESTABLISHMENT OF SERIES OR CLASS. The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees may divide the Shares of any Series into Classes. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series, to establish and designate and to change in any manner any such Series or Class and to fix such preferences, voting powers, rights and privileges of such Series or Classes as the Trustees may from time to time determine, to divide or combine the Shares or any Series or Classes into a greater or lesser number, to classify or reclassify any issued Shares of any Series or Classes into one or more Series or Classes, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series or Class shall be effective when specified in the resolution of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series or Class.

         All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series or Classes, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series and each Class, except as the context otherwise requires.

         Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series subject to Section 2.08 and the preferences, rights and privileges of each Class of that Series. Each holder of Shares of a Series or Class thereof shall be entitled to receive the holder's pro rata share of all distributions made with respect to such Series or Class thereof. Upon redemption of Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust.

         Each Series and Class thereof of the Trust and their attributes will be set forth in Annex A to this Trust Instrument.

         SECTION 2.07 INVESTMENT IN THE TRUST. The Trustees shall accept investments in any Series or Class as the Trustees may from time to time authorize. At the Trustees' discretion, such investments may be in the form of cash, securities or other assets in which the affected Series is authorized to invest, valued as provided in Section 5.01. Investments in a Series shall be credited to each Shareholder's account in the form of full and fractional Shares at the Net Asset Value per Share next determined after the investment is received or accepted as may be determined by the Trustees; provided, however, that the Trustees may, in their sole discretion, (a) fix the Net Asset Value per Share of the initial capital contribution or (b) impose a sales or other charge upon investments in the Trust in such manner and at such time determined by the Trustees.

         SECTION 2.08 ASSETS AND LIABILITIES OF SERIES. All consideration received by the Trust for the issue or sale of Shares of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever from the same may be, shall be held and accounted for separately from the other assets of the Trust and of every other Series and may be referred to herein as "assets belonging to" that Series. The assets belonging to a particular Series shall belong to that Series for all purposes, and to no other Series, subject only to the rights of creditors of that Series. In addition, any assets, income, earnings, profits or funds, or payments and proceeds with respect thereto, which are not readily identifiable as belonging to any particular Series shall be allocated by the Trustees between and among one or more of the Series in such manner as the Trustees, in their sole discretion, deem fair and equitable. Each such allocation shall be conclusive and binding upon the Shareholders of all Series for all purposes, and such assets, income, earnings, profits or funds, or payments and proceeds with respect thereto shall be assets belonging to that Series. The assets belonging to a particular Series shall be so recorded upon the books of the Trust, and shall be held by the Trustees in trust for the benefit of the holders of Shares of that Series. The assets belonging to a Series shall be charged with the liabilities of that Series and all expenses, costs, charges and reserves attributable to that Series, except that liabilities, expenses, costs, charges and reserves allocated to a particular Class shall be borne by that Class. Any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees between or among any one or more of the Series of Classes in such manner as the Trustees in their sole discretion deem fair and equitable. Each such allocation shall be conclusive and binding upon the Shareholders of all Series for all purposes. Without limitation of the foregoing provisions of this Section 2.08, but subject to the right of the Trustees in their discretion to allocate general liabilities, expenses, costs, changes or reserves as herein provided, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets of such Series only, and not against the assets of the Trust generally. Notice of this contractual limitation on inter-Series liabilities may, in the Trustee's sole discretion, be set forth in the certificate of trust of the Trust (whether originally or by amendment) as filed or to be filed in the Office of the Secretary of State of the State of Delaware pursuant to the Delaware Act, and upon the giving of such notice in the certificate of trust, the statutory provisions of Section 3804 of the Delaware Act relating to limitations on inter-Series liabilities (and the statutory effect under Section 3804 of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each Series.

         All Persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series or (if the Trustees shall have yet to have established Series) of the Trust for payment under such credit, contract or claim; and neither the Shareholders nor the Trustees, nor any of their agents, whether past, present or future, shall be personally liable therefor. No Shareholder or former Shareholder of any Series shall have a claim on or any right to any assets allocated or belonging to any other Series.

         SECTION 2.09 NO PREEMPTIVE RIGHTS. Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust or the Trustees, whether of the same or other Series.

         SECTION 2.10 NO PERSONAL LIABILITY OF SHAREHOLDER. No Shareholder of the Trust or of any Series shall be personally liable for the debts, liabilities, obligation and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or by or on behalf of any Series. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay by way of subscription for any Shares or otherwise. Every note, bond, contract or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to a Series shall include a recitation limiting the obligation represented thereby to the Trust or to one or more Series and its or their assets (but the omission of such a recitation shall not operate to bind any Shareholder or Trustee of the Trust).

         SECTION 2.11 ASSENT TO TRUST INSTRUMENT AND DISCLOSURE. Every Shareholder, by virtue of having purchased a Share shall become a Shareholder
(i) and shall be held to have expressly assented and agreed to be bound by the terms hereof (ii) and shall upon demand disclose to the Trustees in writing such information with respect to direct and indirect ownership of Shares as the Trustees deem necessary to comply with the requirements of any taxing authority.

                                   ARTICLE III
                                  THE TRUSTEES

         SECTION 3.01 MANAGEMENT OF THE TRUST. The Trustees shall have exclusive and absolute control over the Trust Property and over the business of the Trust to the same extent as if the Trustees were the sole owners of the Trust Property and business in their own right, but with unlimited powers of delegation except as may be prohibited by applicable law. The Trustees shall have full power and authority to conduct the business of the Trust and carry on its operations in any and all of its branches and maintain offices both within and without the State of Delaware, in any and all states, commonwealths, territories, dependencies, colonies or possessions of the United States of America and in any foreign jurisdiction. The Trustees shall have full power and authority to do any and all acts and to make and execute any and all contracts and instruments that they may consider necessary, proper, desirable or appropriate in connection with the management of the Trust although such things are not herein specifically mentioned. Any determination as to what is in the interests of the Trust made by the Trustees in good faith shall be conclusive. In construing the provisions of this Trust Instrument, the presumption shall be in favor of a grant of power to the Trustees.

         The enumeration of any specific power in this Trust Instrument shall not be construed as limiting the aforesaid power. The powers of the Trustees may be exercised without order of or resort to any court.

         Each Trustee and each committee member may receive such compensation for his services and reimbursement for his expenses as may be fixed from time to time by the Trustees.

         Except for the Trustees named herein or appointed to fill vacancies pursuant to Section 3.04 of this Article III, the Trustees shall be elected by the Shareholders owning a plurality of the Shares voting at a meeting of Shareholders.

         SECTION 3.02 NUMBER OF TRUSTEES. The initial Trustees shall be the persons named herein. On a date fixed by the Trustees, the Shareholders shall elect at least one (1) but not more than fifteen Trustees. The number of Trustees always shall be at least one (1), and otherwise shall be such number as shall be fixed from time to time by the Trustees, provided, however, that the number of Trustees shall in no event be more than fifteen (15).

SECTION 3.03 TERM OF OFFICE. The Trustees shall hold office during the lifetime of this Trust, and until its termination as herein provided; except (a) that any Trustee may resign his trust by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired, has become physically or mentally incapacitated by reason of disease or otherwise, or is otherwise unable to serve, may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; (d) that a Trustee shall be removed upon attaining any retirement age for Trustees specified by resolution of the Trustees and (e) that a Trustee may be removed at any meeting of the Shareholders of the Trust by a vote of Shareholders owning at least two-thirds of the Outstanding Shares.

         SECTION 3.04 VACANCIES AND APPOINTMENTS. In case of the declination to serve, death, resignation, retirement, removal, physical or mental incapacity by reason of disease or otherwise, or a Trustee is otherwise unable to serve, or an increase in the number of Trustees, a vacancy shall occur. Whenever a vacancy in the Board of Trustees shall occur, until such vacancy is filled, the other Trustees shall have all the powers hereunder. In the case of a vacancy, the remaining Trustees shall fill such vacancy by appointing such other Person as they in their discretion shall see fit consistent with the limitations of applicable law. Such appointment shall take effect upon the execution of a written instrument signed by a majority of the Trustees in office or by resolution of the Trustees, duly adopted.

         An appointment of a Trustee may be made by the Trustees then in office in anticipation of a vacancy to occur by reason of retirement, resignation or increase in number of Trustees effective at a later date, provided that said appointment shall become effective only at or after the effective date of said retirement, resignation or increase in number of Trustees. As soon as any Trustee appointed pursuant to this Section 3.04 shall have accepted this trust, the trust estate shall vest in the new Trustee or Trustees, together with the continuing Trustees, without any further act or conveyance, and he shall be deemed a Trustee hereunder.

         SECTION 3.05 TEMPORARY ABSENCE. Any Trustee may, by power of attorney, delegate his power for a period not exceeding six months at any time to any other Trustee or Trustees, provided that at least one Trustee must personally exercise the other powers hereunder except as herein otherwise expressly provided.

         SECTION 3.06 EFFECT OF ENDING OF A TRUSTEE'S SERVICE. The declination to serve, death, resignation, retirement, removal, incapacity, or inability of the Trustees, or any one of them, shall not operate to terminate the trust or to revoke any existing agency created pursuant to the terms of this Trust Instrument.

         SECTION 3.07 OWNERSHIP OF ASSETS OF THE TRUST. The assets of the Trust and of each Series shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustees. Legal title in all of the assets of the Trust and the right to conduct any business shall at all times be considered as vested in the Trustees on behalf of the Trust, except that the Trustees may cause legal title to any Trust Property to be held by, or in the name of the Trust, or in the name of any Person as nominee. No Shareholder shall be deemed to have a severable ownership in any individual asset of the Trust or of any Series or any right of partition or possession thereof, but each Shareholder shall have, except as otherwise provided for herein, a proportionate undivided beneficial interest in the Trust or Series. The Shares shall be personal property giving only the rights specifically set forth in this Trust Instrument.

         SECTION 3.08 ACTION AND MEETINGS OF TRUSTEES. The Trustees shall act by majority vote (unless a greater amount is specified in this Trust Instrument or applicable law) at a meeting duly called or by unanimous written consent without a meeting. Notice of the time, date and place of all meetings of the Trustees shall be given by the party calling the meeting to each Trustee by telephone, facsimile or other electronic mechanism sent to his home or business address at least twenty-four hours in advance of the meeting or by written notice mailed to his home or business address at least seventy-two hours in advance of the meeting. Notice need not be given to any Trustee who attends the meeting without objecting to the lack of notice or who executes a written waiver of notice with respect to the meeting. Written consents or waivers of the Trustees may be executed in one or more counterparts. Regular special meetings of the Trustees may be held at such places and at such times as the Trustees may from time to time determine; each Trustee present at such determination shall be deemed a party calling the meeting and no call or notice will be required to such Trustee provided that any Trustee who is absent when such determination is made shall be given notice of the determination by the Chairman or any two other Trustees. Any meeting may adjourn to any place. Meetings of the Trustees may be called orally or in writing by the Chairman or any two other Trustees. Except as otherwise provided, notice of any meeting of the Trustees shall be given by the party calling the meeting to each Trustee.

         SECTION 3.09 QUORUM. A majority of the Trustees shall constitute a quorum for the transaction of business and an action of a majority of the quorum shall constitute action of the Trustees except to the extent otherwise provided for in this Trust Instrument.

         SECTION 3.10 MEETING ACTIONS. When all the Trustees shall be present at any meeting, however called or wherever held, or shall assent to the holding of the meeting without notice, or shall sign a written assent thereto filed with the record of such meeting, the acts of such meeting shall be valid as if such meeting had been regularly held. Any action by the Trustees may be taken without a meeting if a written consent thereto is signed by all the Trustees and filed with the records of the Trustees' meeting. Such consent shall be treated, for all purposes, as a vote at a meeting of the Trustees held at the principal place of business of the Trustees. Trustees may participate in a meeting of Trustees by conference telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other, and such participation shall constitute presence in person at such meeting. Any meeting conducted by telephone shall be deemed to take place at and from the principal office of the Trust.


                                   ARTICLE IV
                             POWERS OF THE TRUSTEES

         SECTION 4.01 POWERS. The Trustees in all instances shall act as principals, free from the control of the Shareholders. The Trustees shall not in any way be bound or limited by present or future laws or customs in regard to trust investments, but shall have full power and authority to make any and all investments which they, in their sole discretion, shall deem proper to accomplish the purpose of this Trust without recourse to any court or other authority. Subject to any applicable limitation in this Trust Instrument or the Bylaws, the Trustees shall have the power and authority:

         (a) To invest and reinvest cash and other property, to hold cash or other property uninvested, and to sell, exchange, lend, pledge, mortgage, hypothecate, write options on, lease and otherwise dispose of or act with respect to any or all of the assets of the Trust;

         (b) To operate as and carry on the business of an investment company, and exercise all the powers necessary and appropriate to the conduct of such operations;

         (c) To borrow money and in this connection issue notes or other evidence of indebtedness; to secure borrowings by mortgaging, pledging or otherwise subjecting as security the Trust Property; to endorse, guarantee, or undertake the performance of an obligation or engagement of any other Person and to lend Trust Property;

         (d) To provide for the distribution of interests of the Trust either through a principal underwriter, by the Trust itself, or both, or otherwise pursuant to a plan of distribution of any kind;

         (e) To adopt Bylaws not inconsistent with this Trust Instrument providing for the conduct of the business of the Trust and to amend and repeal them to the extent that they do not reserve that right to the Shareholders; such Bylaws shall be deemed incorporated and included in this Trust Instrument;

         (f) To elect and remove such officers and appoint and terminate such agents as they consider appropriate;

         (g) To employ one or more custodians of any assets of the Trust and to retain one or more Transfer Agents and shareholder servicing agents, or both;

         (h) To consent to, execute or participate in any agreement or plan of merger, reorganization or consolidation or certificate of merger or similar document with respect to the Trust or any Series or Class;

         (i) To delegate such authority as they consider desirable to any officers of the Trust and to any investment adviser, manager, custodian, underwriter or other agent or independent contractor;

         (j) To sell or exchange any or all of the assets of the Trust, subject to the provisions of Article XII, Subsections 12.04(b) and (c);

         (k) To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver powers of attorney to such Person or Persons as the Trustees shall deem proper, granting to such Person or Persons such power and discretion with relation to securities or property as the Trustees shall deem proper;

         (l) To exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities;

         (m) To hold any security or property in a form not indicating any trust, whether in bearer, book entry, unregistered or other negotiable form; or either in the name of the Trust or in the name of a custodian or a nominee or nominees, subject in either case to proper safeguards;

         (n) To establish separate and distinct Series with separately defined investment objectives and policies and distinct investment purposes in accordance with the provisions of Article II and to establish Classes of such Series having relative rights, powers and duties as they may provide;

         (o) Subject to the provisions of Section 3804 of the Delaware Act, to allocate assets, liabilities and expenses of the Trust to a particular Series or Class thereof or to apportion the same between or among two or more Series or Classes;

         (p) To consent to or participate in any plan for the reorganization, consolidation or merger of any Person or concern or any security of which is held in the Trust; to consent to any contract, lease, mortgage, purchase, or sale of property by such corporation or concern; and to pay calls or subscriptions with respect to any security held in the Trust;

         (q) To compromise, arbitrate, or otherwise adjust claims in favor of or against the Trust or any matter in controversy including, but not limited to, claims for taxes;

         (r) To make distributions of income, capital gain or otherwise to Shareholders;

         (s) To establish, from time to time, a minimum investment for Shareholders in the Trust or in one or more Series or Class, and to require the redemption of the Shares of any Shareholders whose investment is less than such minimum upon giving notice to such Shareholder;

         (t) To interpret the investment objectives, policies, practices or limitations of any Series;

         (u) To establish a registered office and have a registered agent in the state of Delaware; and

         (v) To terminate a Class, or, subject to the provisions of Section 12.04, the Trust or Series.

         (w) In general to carry on any other business in connection with or incidental to any of the foregoing powers or any other power given to the Trustees in this Trust Instrument, to do everything necessary, suitable or proper for the accomplishment of any purpose or the attainment of any object or the furtherance of any power set forth herein, either alone or in association with others, and to do every other act or thing incidental or appurtenant to or arising out of or connected with the aforesaid business or purposes, objects or powers.]

         The foregoing clauses shall be construed as objects and powers, and the foregoing enumeration of specific powers shall not be held to limit or restrict in any manner the general powers of the Trustees. Any action by one or more of the Trustees in their capacity as such hereunder shall be deemed an action on behalf of the Trust or the applicable Series, and not an action in an individual capacity.

         No Trustee hereunder shall have any power to bind personally the Trust's officers.

         The Trustees shall not be limited to investing in obligations maturing before the possible termination of the Trust.

         No one dealing with the Trustees shall be under any obligation to make any inquiry concerning the authority of the Trustees, or to oversee the application of any payments made or property transferred to the Trustees or upon their order.

         SECTION 4.02 ISSUANCE AND REPURCHASE OF SHARES. The Trustees shall have the power to issue, sell, repurchase, redeem, retire, cancel, acquire, hold, resell, reissue, dispose of, and otherwise deal in Shares and, subject to the provisions set forth in Article II and Article IX, to apply to any such repurchase, redemption, retirement, cancellation or acquisition of Shares any funds or property of the Trust, or the particular Series of the Trust, with respect to which such Shares are issued.

         SECTION 4.03 TRUSTEES AND OFFICERS AS SHAREHOLDERS. Any Trustee, officer or other agent of the Trust may acquire, own and dispose of Shares to the same extent as if the Trustee, officer or other agent were not a Trustee, officer or agent; and the Trustees may issue and sell or cause to be issued and sold Shares to and buy such Shares from any such trustee, officer or other agent or any Person in which the trustee, officer or other agent is interested, subject only to the general limitations herein contained as to the sale and purchase of such Shares.


         SECTION 4.04 PRINCIPAL TRANSACTIONS. Except to the extent prohibited by applicable law, the Trustees may, on behalf of the Trust, buy any securities from, sell any securities to, lend any assets of the Trust to, or contract in any way, whether orally or written, with any Trustee or officer of the Trust or any other Person, however related to the Trust; or have any dealings of any kind with any Person.

         SECTION 4.05 DELAGATIONS AND COMMITTEES. the Trustees may delegate to anyone or more of their number the authority to approve particular actions on behalf of the Trust. The Trustees may establish one or more committees, delegate any of the powers of the Trustees to any committee and adopt a committee charter providing for the responsibilities, membership (including Trustees, officers or other agents of the Trust therein) and any other characteristics of a committee as the Trustees may deem proper. The Trustees may by resolution appoint a committee consisting of less than the whole number of Trustees then in office, which committee may be empowered to act for and bind the Trustees and the Trust, as if the acts of such committee were the acts of all the Trustees then in office, with respect to any and all matters as the Trustees may deem proper.

         The Trustees may elect from their own number an executive committee, which shall have any or all the powers of the Trustees while the Trustees are not in session.

         All members of each committee shall hold such offices at the pleasure of the Trustees. The Trustees may abolish any committee at any time. Any committee to which the Trustees delegate any of their powers or duties shall keep records of its meetings and shall report its actions to the Trustees. The Trustees shall have power to rescind any action of any committee, but no such rescission shall have retroactive effect.


                                    ARTICLE V
                          NET ASSET VALUE AND EXPENSES

         SECTION 5.01 DETERMINATION OF NET ASSET VALUE. The "Net Asset Value" of any Series shall be the amount by which the assets of that Series exceed its liabilities, all as determined by or under the direction of the Trustees in any manner the Trustees deem appropriate, that is in accordance with applicable law. The Net Asset Value of any Class shall be the amount by which the net assets attributable to that Class exceed any liabilities attributed to that Class as determined by or under the direction of the Trustees in any manner the Trustees deem appropriate is in accordance with applicable law. The valuation of any securities or other assets for purposes of calculating a Series' (or Class') Net Asset Value.

         SECTION 5.02 EXPENSES. Subject to the provisions of Article II, Section 2.08, the Trustees shall be reimbursed from the estate or the assets belonging to the appropriate Series for their expenses and disbursements, including, without limitation, interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of shares; insurance premiums; applicable fees, interest charges and expenses of third parties, including the Trust's investment advisers, managers, administrators, distributors, custodians, transfer agents and fund accountants; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; costs of forming the Trust and maintaining its existence; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to Shareholders or others; expenses of meetings of Shareholders and proxy solicitations therefore; costs of maintaining books and accounts; costs of reproduction, stationery and supplies; fees and expenses of the Trust's; compensation of the Trust's officers and employees and costs of other personnel performing services for the Trust; costs of Trustee meetings; registration fees and related expenses; for such non-recurring items as may arise, including litigation to which the Trust (or a Trustee acting as such) is a party, and for all losses and liabilities by them incurred in administering the Trust, and for the payment of such expenses, disbursements, losses and liabilities the Trustees shall have a lien on the assets belonging to the appropriate Series, or in the case of an expense allocable to more than one Series, on the assets of each such Series, prior to any rights or interests of the Shareholders thereto. This section shall not preclude the Trust from directly paying any of the aforementioned fees and expenses.


                                   ARTICLE VI
                      INVESTMENT ADVISERS AND UNDERWRITERS

         SECTION 6.01 INVESTMENT ADVISERS. The Trustees may in their discretion, from time to time, enter into an investment advisory contract or contracts on behalf of the Trust or any Series whereby the other party or parties to such contract or contracts shall undertake to furnish the Trustees with such investment advisory and other facilities and services upon such terms and conditions as may be prescribed by the Trustees. Notwithstanding any other provision of this Trust Instrument, the Trustees may authorize any investment adviser to effect purchases, sales or exchanges of portfolio securities, other investment instruments of the Trust, or other Trust Property on behalf of the Trustees, or may authorize any officer, agent, or Trustee to effect such purchases, sales or exchanges pursuant to recommendations of the investment adviser. Any such purchases, sales and exchanges shall be deemed to have been authorized by all of the Trustees.

         The Trustees may authorize the investment adviser to employ, from time to time, one or more sub-advisers to perform such of the acts and services of the investment adviser, and upon such terms and conditions, as may be agreed upon between the investment adviser and sub-adviser. Any reference in this Trust Instrument to an investment adviser shall be deemed to include such sub-advisers, unless the context otherwise requires.

         SECTION 6.02 UNDERWRITERS. The Trustees may in their discretion from time to time enter into an exclusive or non-exclusive underwriting contract or contracts providing for the sale of Shares, whereby the Trust may either agree to sell Shares to the other party to the contract or appoint such other party its sales agent for such Shares. In either case, the contract shall be on such terms and conditions as may be prescribed by the Trustees; and such contracts may also provide for the repurchase or sale of Shares by such other party as principal or as agent of the Trust.




                                   ARTICLE VII
                    SHAREHOLDERS' VOTING POWERS AND MEETINGS

         SECTION 7.01 VOTING POWERS. The Shareholders shall have power to vote only (a) for the election of Trustees as provided in Article III, Sections 3.01 and 3.02 ,or (b) for the removal of Trustees as provided in Article III, Section 3.03(e), (c) to amend this Trust Instrument as provided for in Section 12.08 and
(d) with respect to such additional matters relating to the Trust as may be required by law, or by this Trust Instrument.

         On any matter submitted to a vote of the Shareholders, all Shares shall be voted separately by individual Series, except (i) when required by applicable law, Shares shall be voted in the aggregate and not by individual Series; and
(ii) when the Trustees have determined that the matter affects the interests of more than one Series, then the Shareholders of all such Series shall be entitled to vote thereon and (iii) when the Trustees have determined that the matter affects the interests of one of more classes, then the Shareholders of all such classes shall be entitled to vote. [Each whole Share shall be entitled to one vote as to any matter on which a Shareholder is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote.] [Each whole dollar of Net Asset Value of a Share shall be entitled to one vote as to any matter on which a Shareholder is entitled to vote, and any fraction of a dollar of Net Asset Value of a Share shall be entitled to a proportionate fractional vote.] Notwithstanding anything else herein or in the Bylaws, in the event a proposal by anyone other than the officers or Trustees of the Trust is submitted to a vote of the Shareholders of one or more Classes, one or more Series or of the Trust, or in the event of any proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees of the Trust, Shares may be voted only in person or by written proxy. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted by law, this Trust Instrument or the Bylaws to be taken by Shareholders.

         SECTION 7.02 MEETINGS. The first Shareholders' meeting shall be held in order to elect Trustees as specified in Section 3.02 of Article III. Meetings may be held within or without the State of Delaware as specified by the Trustees. A meeting of Shareholders shall be called by the Secretary whenever
(i) ordered by the Trustees or (ii) requested in writing by the holder or holders of at least one third of the Outstanding Shares entitled to vote. If the Secretary, when so ordered or requested, refuses or neglects for more than 30 days to call such special meeting, the Trustees or the Shareholders so requesting, may, in the name of the Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary. If the meeting is a meeting of the Shareholders of one or more Series or Classes, but not a meeting of all Shareholders of the Trust, then only special meetings of the Shareholders of such one or more Series or Classes shall be called and only the shareholders of such one or more Series or Classes shall be entitled to notice of and to vote at such meeting.

         SECTION 7.03 NOTICES. Except as provided in Section 7.02, notices of any meeting of the Shareholders shall be given by the Secretary by delivering or mailing, postage prepaid, to each Shareholder entitled to vote at said meeting, written or printed notification of such meeting at least ten (10) days before the meeting, to such address as may be registered with the Trust by the Shareholder. Notice of any Shareholder meeting need not be given to any Shareholder if a written waiver of notice, executed before or after such meeting, is filed with the record of such meeting, or to any Shareholder who shall attend such meeting in person or by proxy. Notice of adjournment of a Shareholder's meeting to another time or place need not be given, if such time and place are announced at the meeting or reasonable notice is given to Persons present at the meeting and the adjourned meeting is held within a reasonable time after the date set for the original meeting.

         SECTION 7.04 QUORUM AND REQUIRED VOTE. One-third (or such higher proportion as the Trustees, in their sole discretion, may determine with respect to a meeting) of Shares entitled to vote in person or by proxy shall be a quorum for the transaction of business at a Shareholders' meeting, except that where any provision of law or of this Trust Instrument permits or requires that holders of any Series shall vote as a Series (or that holders of a Class shall vote as a Class), then one-third (or such higher proportion as the Trustees, in their sole discretion, may determine with respect to a meeting) of the aggregate number of Shares of that Series (or that Class) entitled to vote shall be necessary to constitute a quorum for the transaction of business by that Series (or that Class). Any lesser number shall be sufficient only for holding a vote to adjourn the meeting. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. Except when a larger vote is required by law or by any provision of this Trust Instrument or the Bylaws, a majority of the Shares voted in person or by proxy shall decide any questions and a plurality shall elect a Trustee, provided that where any provision of law or of this Trust Instrument permits or requires that the holders of any Series shall vote as a Series (or that the holders of any Class shall vote as a Class), then a majority of the Shares present in person or by proxy of that Series (or Class), voted on the matter in person or by proxy shall decide that matter insofar as that Series (or Class) is concerned.

         SECTION 7.05 VOTING-PROXIES. Shares may be voted in person or by proxy or in any manner provided for in the Bylaws except as otherwise required by
Section 7.01. Shareholders entitled to vote may vote either in person or by proxy, provided that either (a) an instrument authorizing such proxy to act is executed by the Shareholder in writing and dated not more than eleven (11) months before the meeting, unless the instrument specifically provides for a longer period or (b) the Trustees or President authorize an electronic, telephonic, computerized or other alternative to execution of a written instrument authorizing the proxy to act which authorization is received not more than eleven (11) months before the meeting. Proxies shall be delivered to the Secretary of the Trust or other person responsible for recording the proceedings before being voted. A proxy with respect to Shares held in the name of two or more Persons shall be valid if executed by one of them unless at or prior to exercise of such proxy the Trust receives a specific written notice to the contrary from any one of them. Unless otherwise specifically limited by their terms, proxies shall entitle the holder thereof to vote at any adjournment of a meeting. A proxy purporting to be exercised by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden or proving invalidity shall rest on the challenger. At all meetings of the Shareholders, unless the voting is conducted by inspectors, all questions relating to the qualifications of voters, the validity of proxies, and the acceptance or rejection of votes shall be decided by the Chairman of the meeting. Except as otherwise provided herein, all maters relating to the giving, voting or validity of proxies shall be governed by the General Corporation Law of the State of Delaware relating to proxies, and judicial interpretations thereunder, as if the Trust were a Delaware corporation and the Shareholders were shareholder of a Delaware corporation.

         SECTION 7.06 ACTION WITHOUT A MEETING. Any action to be taken by Shareholders may be taken without a meeting if all Shareholders entitled to vote on the matter consent to the action in writing, which may be in one or more counterparts, and the written consents are filed with the records of meetings of Shareholders of the Trust. Such consent shall be treated for all purposes as a vote at a meeting of the Shareholders held at the principal place of business of the Trust.

         SECTION 7.07 ESTABLISHMENT OF RECORD DATES. The Trustees may close the Share transfer books of the Trust for a period not exceeding one hundred twenty
(120) days preceding the date of any meeting of Shareholders, or the date for the payment of any distributions, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares shall go into effect; or in lieu of closing the stock transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding one hundred, twenty (120) days preceding the date of any meeting of Shareholders, or the date for payment of any distribution, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to notice of, and to vote at, any such meeting, or entitled to receive payment of any such distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of Shares, and in such case such Shareholders and only those Shareholders as shall be Shareholders on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any such record date fixed as aforesaid.


                                  ARTICLE VIII
                                   CUSTODIANS

         The Trustees shall at all times employ one or more persons permitted to act as custodian for assets of the Trust under applicable law as custodian with authority as the Trust's agent, but subject to such restrictions, limitations and other requirements, if any, as may be contained in the Bylaws: (a) to hold the securities owned by the Trust and deliver the same upon written order or oral order confirmed in writing; (b) to receive and receipt for any moneys due to the Trust and deposit the same in its own banking department or elsewhere as the Trustees may direct; and (c) to disburse such funds upon orders or vouchers.

         The Trustees may also authorize the custodian to employ one or more sub-custodians from time to time to perform such of the acts and services of the custodian, and upon such terms and conditions, as may be agreed upon between the custodian and such sub-custodian and approved by the Trustees, provided that in every case such sub-custodian shall be a person permitted to act as custodian for assets of the Trust under applicable law.

                                   ARTICLE IX
                          DISTRIBUTIONS AND REDEMPTIONS

         SECTION 9.01  DISTRIBUTIONS.

         (a) The Trustees may from time to time declare and pay distributions with respect to any Series or Class. The amount of such distributions, the conditions to and timing of their payment and whether they are in cash or any other Trust Property shall be wholly in the discretion of the Trustees or their delegates.

         (b) Distributions may be paid or made to Shareholders when declaredor the Shareholders of record at such other date or time or dates or times and subject to such conditions as the Trustees shall determine, which distributions, at the election of the Trustees, may be paid pursuant to a standing resolution or resolutions adopted only once or with such frequency as the Trustees may determine. The Trustees may adopt and offer to Shareholders such reinvestment plans, cash payout plans or related plans with respect to distributions as the Trustees shall deem appropriate.

         (c) Anything in this Trust Instrument to the contrary notwithstanding, the Trustees may at any time declare and distribute a stock distribution pro rata among the Shareholders of a particular Series, or Class thereof, as of the record date of that Series or Classified as provided in Subsection 9.01(b).

         SECTION 9.02 REDEMPTIONS. In case any Shareholder of a particular Series desires to dispose of the Shareholder's Shares or any portion thereof, the Shareholder may deposit at the office of the Transfer Agent or other authorized agent of that Series a written request or such other form of request as the Trustees may from time to time authorize, requesting that the Series purchase the Shares in accordance with this Section 9.02; and the Shareholder so requesting shall be entitled to require the Series to purchase, and the Series or the principal underwriter of the Series shall purchase the Shares, but only at the Net Asset Value thereof (as described in Section 5.01 of this Article IX) reduced by the amount of any sales or other charges applicable to the Shares. The Series shall make payment for any such Shares to be redeemed, as aforesaid, in cash or property from the assets of that Series and payment for such Shares shall be made by the Series or the principal underwriter of the Series to the Shareholder within seven (7) days after the date upon which the request is effective. Upon redemption, Shares shall become treasury Shares and may be re-issued from time to time.

         SECTION 9.03 SUSPENSION OF THE RIGHT OF REDEMPTION. The Trustees may declare a suspension of the right of redemption or postpone the date of payment with respect to the Trust or any Series or Class thereof as permitted under applicable law. Such suspension shall take effect at such time as the Trustees shall specify but not later than the close of business on the business day next following the declaration of suspension, and thereafter there shall be no right of redemption or payment until the Trustees shall declare the suspension at an end. In the case of a suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the Net Asset Value per Share next determined after the termination of the suspension

         SECTION 9.04 REDEMPTION OF SHARES IN ORDER TO QUALIFY AS REGULATED INVESTMENT COMPANY. If the Trustees shall, at any time and in good faith, be of the opinion that direct or indirect ownership of Shares of any Series has disqualified or may disqualify any Series as a regulated investment company under the Internal Revenue Code of 1986, as amended, then the Trustees shall have the power (but not the obligation) by lot or other means deemed equitable by them (a) to call for redemption by any such Person of a number, or principal amount, of Shares sufficient to maintain or bring the direct or indirect ownership of Shares into conformity with the requirements for such qualification and (b) to refuse to transfer or issue Shares to any Person whose acquisition of Shares in question would result in such disqualification. The redemption shall be effected at the redemption price and in the manner provided in this Article IX.


                                    ARTICLE X
                   LIMITATION OF LIABILITY AND INDEMNIFICATION

         SECTION 10.01 LIMITATION OF LIABILITY. A Trustee, when acting in such capacity, shall not be personally liable to any Person other than the Trust or beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

         SECTION 10.02  INDEMNIFICATION.

         (a) Subject to the exceptions and limitations contained in Subsection 10.02(b): (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (x) by the court or other body approving the settlement; (y) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(z) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

         SECTION 10.03 SHAREHOLDERS. In case any Shareholder of any Series shall be held to be personally liable solely by reason of the Shareholder being or having been a Shareholder of such Series and not because of the Shareholder's acts or omissions or for some other reason, the Shareholder or former
Shareholder (or the Shareholder's heirs, executors, administrators or other legal representatives, or, in the case of Shareholder other than an individual, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

         SECTION 10.04 INSURANCE. The Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust or any Shareholder, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a Trustee, officer or employee of another Person, against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Trustees would have the power to indemnify him against such liability.


                                   ARTICLE XI
                                    OFFICERS

         SECTION 11.01 OFFICERS AND APPOINTMENT. The officers of the Trust shall be a Chairman of the Board of Trustees, a President, a Treasurer and a Secretary, each to be elected by the Trustees, and such other officers as the Trustees may from time to time elect. The Trustees may delegate to one or more officers or committees the power to elect any subordinate officers or agents and to prescribe their respective terms of office, authorities and duties. It shall not be necessary for any Trustee or officer to be a holder of Shares. Two or more offices may be held by a single person except the offices of President and Secretary. Subject to the provisions of Section 11.04 hereof, the Chairman, the President, the Treasurer and the Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office at the pleasure of the Trustees. Each officer may receive such compensation for his services and reimbursement for his expenses as may be fixed from time to time by the Trustees.

         (a) The Trustees shall appoint from among their number a Chairman of the Board of Trustees. When present, the Chairman shall preside at all meetings of the Shareholders and the Trustees, and he may appoint a Trustee to preside at such meetings in his absence. The Chairman shall be responsible for the execution of policies established by the Trustees and the administration of the Trust. The Chairman shall perform such other duties as the Trustees may from time to time designate.

         (b) The President shall be the chief executive officer of the Trust and, subject to the direction of the Trustees, shall have general administration of the business and policies of the Trust. Except as the Trustees may otherwise order, the President shall have the power to grant, issue, execute or sign such powers of attorney, proxies, agreements or other documents as may be deemed advisable or necessary in the furtherance of the interests of the Trust or any Series. The President shall also have the power to employ attorneys, accountants and other advisors and agents and counsel for the Trust. The President shall perform such duties additional to all of the foregoing as the Trustees may from time to time designate.

         (c) The Treasurer shall be the principal financial and accounting officer of the Trust. The Treasurer shall deliver all funds and securities of the Trust which may come into his hands to such Person as the Trustees shall employ as Custodian. The Treasurer shall make annual reports regarding the business and condition of the Trust, which reports shall be preserved in Trust records, and he shall furnish such other reports regarding the business and condition of the Trust as the Trustees may from time to time require. The Treasurer shall perform such additional duties as the Trustees may from time to time designate.

         (d) The Secretary shall record in books kept for the purpose all votes and proceedings of the Trustees and the Shareholders at their respective meetings. The Secretary shall have the custody of the seal of the Trust. The Secretary shall perform such additional duties as the Trustees may from time to time designate.

         (e) Any Vice President of the Trust shall perform such duties as the Trustees or the President may from time to time designate. At the request or in the absence or disability of the President, the Vice President (or, if there are two or more Vice Presidents, then the senior of the Vice Presidents present and able to act) may perform all the duties of the President and, when so acting, shall have all the powers of and be subject to all the restrictions upon the President.

         (f) Any Assistant Treasurer of the Trust shall perform such duties as the Trustees or the Treasurer may from time to time designate, and, in the absence of the Treasurer, the senior Assistant Treasurer, present and able to act, may perform all the duties of the Treasurer.

         (g) Any Assistant Secretary of the Trust shall perform such duties as the Trustees or the Secretary may from time to time designate, and, in the absence of the Secretary, the senior Assistant Secretary, present and able to act, may perform all the duties of the Secretary.

         (h) The Trustees from time to time may appoint such officers or agents as they may deem advisable, each of whom shall have such title, hold office for such period, have such authority and perform such duties as the Trustees may determine.

         SECTION 11.02 RESIGNATIONS. Any officer of the Trust may resign, notwithstanding Section 11.01 hereof, by filing a written resignation with the President, the Trustees or the Secretary, which resignation shall take effect on being so filed or at such time as may be therein specified.

         SECTION 11.03 SURETY BONDS. The Trustees may require any officer or agent of the Trust to execute a bond (including without limitation, any bond required by applicable law) to the Trust in such sum and with such surety or sureties as the Trustees may determine, conditioned upon the faithful performance of his duties to the Trust including responsibility for negligence and for the accounting of any of the Trust's property, funds or securities that may come into his hands.

         SECTION 11.04 REMOVAL. Any officer may be removed from office by the Trustees whenever in the judgment of the Trustees the best interest of the Trust will be served thereby. In addition, any officer or agent appointed in accordance with the provisions of Subsection 11.01(h) may be removed, either with or without cause, by any officer upon whom such power of removal shall have been conferred by the Trustees.

                                   ARTICLE XII
                                  MISCELLANEOUS

         SECTION 12.01 TRUST NOT A PARTNERSHIP. It is hereby expressly declared that a business trust and not a partnership is created hereby.

         SECTION 12.02 TRUSTEE'S GOOD FAITH ACTION, EXPERT ADVICE, NO BOND OR SURETY. The exercise by the Trustees of their powers and discretions hereunder in good faith and with reasonable care under the circumstances then prevailing shall be binding. Subject to the provisions of Article X hereof, the Trustees shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Trust Instrument or any other matter, and subject to the provisions of Article X hereof shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is obtained.

         SECTION 12.03 REORGANIZATION. Notwithstanding anything else herein, the Trustees may, without Shareholder approval, unless such approval is required by applicable law, (i) cause the Trust or any Series to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another company registered as an open-end, management investment company under the 1940 Act, or a series thereof, (ii) cause any or all Shares to be exchanged under or pursuant to any state of federal statute to the extent permitted by law or (iii) cause the Trust to incorporate or organize under the laws of any state, commonwealth, territory, dependency, colony or possession of the United States of America or in any foreign jurisdiction.

         Pursuant to and in accordance with the provisions of Section 3815(f) of the Delaware Act, and notwithstanding anything to the contrary contained in this Trust Instrument, an agreement of merger or consolidation approved by the Trustees in accordance with this Section 12.03 may effect any amendment to the Trust Instrument or effect the adoption of a new trust instrument of the Trust if it is the surviving or resulting trust in the merger or consolidation.

         SECTION 12.04  TERMINATION OF TRUST OR SERIES.

         (a) This Trust shall continue without limitation of time but subject to the provisions of Subsections 12.04(b) and (c).

         (b) The Trustees may at any time, in contemplation of the termination of the Trust or of a Series, subject to a vote of a majority of the Outstanding Shares of each Series affected by the matter or, if applicable, to a vote of a majority of the Outstanding Shares of the Trust: (i) sell and convey all or any portion of the assets of the Trust or the affected Series to another trust, partnership, association or corporation, or to a separate series of shares thereof, organized under the laws of any jurisdiction, for adequate consideration which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust of any affected Series, and which may include shares of beneficial interest, stock or other ownership interest of such trust, partnership, association or corporation or of a series thereof; or (ii) sell and convert into money all or any portion of the assets of the Trust or the affected Series.

         Upon paying or making reasonable provision for the payment of all known liabilities of all Series or any affected Series in either (i) or (ii), by such assumption or otherwise, the Trustees shall distribute the remaining proceeds or assets (as the case may be) ratably among the Shareholders of all Series or the affected Series subject to Section 2.08 and the preferences, rights and privileges of each Class of the Series.

         (c) The  Trustees may take any of the actions  specified in  subsection
(b) above without approval of the Shareholders of the Trust or any affected Series if the Trustees, in their sole discretion, determine that the continuation of the Trust or the Series is not in the best interests of the Trust, the Series, or their respective Shareholders. In reaching such determination, the Trustees may consider any factors the Trustees, in their sole discretion, deem to be appropriate.

         (d) At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may abolish that Series and the establishment and designation thereof.

         (e) Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in Subsections 12.04(b) or (c), the Trust or any affected Series shall terminate and the Trustees and the Trust shall be discharged of any and all further liabilities and duties hereunder and the right, title and interest of all parties with respect to the Trust or Series shall be canceled and discharged. Upon termination of the Trust, following completion of winding up of its business, the Trustees shall cause a certificate of cancellation of the Trust's certificate of trust to be filed in accordance with the Delaware Act, which certificate of cancellation may be signed by any one Trustee.

         SECTION 12.05 DERIVATIVE ACTIONS. Except as required under applicable law, no derivative action may be brought by Shareholders unless Shareholders owning not less than one third of the outstanding Share of all Series of the Trust, or of the affected Series or Classes of the Trust, as the case may be, join in the bringing of the derivative action.

         SECTION 12.06 PARTIES TO CONTRACT. Any contract of the character described in Sections 6.01 or 6.02 or any contract of the character described in
Article VIII and any other contract may be entered into with any Person, although one or more of the Trustees or officers of the Trust may be an officer, director, trustee, shareholder, or member of such other Person, and no such contract shall be invalidated or rendered void or voidable by reason of the existence of any relationship, nor shall any Person holding such relationship be disqualified from voting on or executing the same in his capacity as Shareholder and/or Trustee, nor shall any Person holding such relationship be liable merely by reason of such relationship for any loss or expense to the Trust under or by reason of said contract or accountable for any profit realized directly or indirectly therefrom, provided that the contract when entered into was not inconsistent with the provisions of this Trust document. The same Person may be the other party to one or more contracts entered into by the Trust and any Person may be financially interested or otherwise affiliated with Persons who are parties to any or all of the contracts entered into by the Trust.

         SECTION 12.07 FILING OF COPIES, REFERENCES, HEADINGS. The original or a copy of this Trust Instrument and of each amendment hereof or Trust Instrument supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by an officer or Trustee of the Trust as to whether or not any such amendments or supplements have been make and as to any matters in connection with the Trust hereunder, and with the same effect as if it were the original, may rely on a copy certified by an officer or Trustee of the Trust to be a copy of this Trust Instrument or of any such amendment or supplemental Trust Instrument. In this Trust Instrument or in any such amendment or supplemental Trust Instrument, references to this Trust Instrument, and all expressions like "herein," "hereof' and "hereunder," shall be deemed to refer to this Trust Instrument as amended or affected by any such supplemental Trust Instrument. All expressions like "his," "he" and "him," shall be deemed to include the feminine and neuter, as well as masculine, genders. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this Trust Instrument, rather than the headings, shall control. This Trust Instrument may be executed in any number of counterparts each of which shall be deemed an original.

         SECTION 12.08 GOVERNING LAW. The trust set forth in this instrument is made in the State of Delaware, and the Trust and this Trust Instrument, and the rights and obligations of the Trustees and Shareholders hereunder, are to be governed by and construed and administered according to the Delaware Act and the laws of said State; provided, however, that there shall not be applicable to the Trust, the Trustees or this Trust Instrument (a) the provisions of Section 3540 of Title 12 of the Delaware Code or (b) any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts which relate to or regulate (i) the filing with any court or governmental body or agency of trustee accounts or schedules of trustee fees and charges,
(ii) affirmative requirements to post bonds for trustees, officers, agents or employees of a trust, (iii) the necessity for obtaining court or other governmental approval concerning the acquisition, holding or disposition of real or personal property, (iv) fees or other sums payable to trustees, officers, agents or employees of a trust, (v) the allocation of receipts and expenditures to income or principal, (vi) restrictions or limitations on the permissible nature, amount or concentration of trust investments or requirements relating to the titling, storage or other manner of holding of trust assets, or (vii) the establishment of fiduciary or other standards of responsibilities or limitations on the acts or powers of trustees, which are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Trust Instrument. The Trust shall be of the type commonly called a "business trust," and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust under Delaware law. The Trust specifically reserves the right to exercise any of the powers or privileges afforded to trusts or actions that may be engaged in by trusts under the Delaware Act, and the absence of a specific reference herein to any such power, privilege or action shall not imply that the Trust may not exercise such power or privilege or take such actions.

         SECTION 12.09 AMENDMENTS. Except as specifically provided herein, the Trustees may, without shareholder vote, amend or otherwise supplement this Trust Instrument by making an amendment, a Trust Instrument supplemental hereto or an amended and restated trust instrument. Shareholders shall have the right to vote
(a) on any  amendment  which would affect their right to vote granted in Section
7.01 of Article VII, (b) on any amendment to this Section 12.08, (c) on any amendment as may be required by law and (d) on any amendment submitted to them by the Trustees. Any amendment required or permitted to be submitted to Shareholders which, as the Trustees determine, shall affect the Shareholders of one or more Series or Classes thereof shall be authorized by vote of the Shareholders of each Series or Class affected and no vote of shareholders of a Series or Class not affected shall be required. Notwithstanding anything else herein, any amendment to Article X hereof shall not limit the rights to indemnification or insurance provided therein with respect to action or omission of Covered Persons prior to such amendment.

         SECTION 12.10 FISCAL YEAR. The fiscal year of the Trust shall end on a specified date as determined from time to time by the Trustees.

         SECTION 12.11 PROVISIONS IN CONFLICT WITH LAW. The provisions of this Trust Instrument are severable, and if the Trustees shall determine that any of such provisions is in conflict with any applicable law or regulation, the conflicting provision shall be deemed never to have constituted a part of this Trust Instrument; provided, however, that such determination shall not affect any of the remaining provisions of this Trust Instrument or render invalid or improper any action taken or omitted prior to such determination. If any provision of this Trust Instrument shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any matter affect such provisions in any other jurisdiction or any other provision of this Trust Instrument in any jurisdiction.

         SECTION 12.12 EXECUTION VIA FACSIMILE. Execution and delivery of any consent, waiver, certificate, proxy or other document by Trustees, officers or Shareholders of the Trust or parties contracting with the Trust may be accomplished by facsimile or other similar electronic mechanism.

         SECTION 12.13 PRINCIPAL OFFICE. The principal office of the Trust shall be located in Portland, Maine, or such other location as the Trustees may from time to time determine.

         SECTION 12.14 INSPECTION OF BOOKS. The Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust or any of them shall be open to the inspection of Shareholders; and no Shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by law or otherwise by the Trustees or by resolution of the Shareholders.

     SECTION 12.15 SEAL. The seal of the Trust shall be circular in form bearing the inscription: "Memorial Funds" -- 1997 --THE STATE OF DELAWARE.

         IN WITNESS WHEREOF, the undersigned, being all of the Trustees of the Trust, have executed this instrument as of date first written above.


                                                      /S/ MAX BERUEFFY
                                                    Max Berueffy, as Trustee
                                                    and not individually


                                                        /S/ CHERYL O. TUMLIN
                                                    Cheryl O. Tumlin, as Trustee
                                                    and not individually


                                                        /S/ REBECCA HACKMANN
                                                    Rebecca Hackmann, as Trustee
                                                    and not individually

                                     ANNEX A
                             As of November 25, 1997

SERIES                                      CLASS THEREOF                                  DATE CREATED
------                                      ------------                                   ------------

Government Bond Fund                        Trust Shares                                 November 25, 1997
                                            Institutional Shares                         November 25, 1997

Corporate Bond Fund                         Trust Shares                                 November 25, 1997
                                            Institutional Shares                         November 25, 1997

Growth Equity Fund                          Trust Shares                                 November 25, 1997
                                            Institutional Shares                         November 25, 1997

Value Equity Fund                           Trust Shares                                 November 25, 1997
                                            Institutional Shares                         November 25, 1997

CHARACTERISTICS AND RIGHTS
[DESCRIPTION]

                                                                  EXHIBIT (5)(A)

                                     FORM OF
                                 MEMORIAL FUNDS
                          INVESTMENT ADVISORY AGREEMENT
                                      WITH
                         FORUM INVESTMENT ADVISORS, LLC


         AGREEMENT made the __ day of ___________ 1998, between Memorial Funds (the "Trust"), a business trust organized under the laws of the State of Delaware with its principal place of business at Two Portland Square, Portland, Maine 04101, and Forum Investment Advisors, LLC (the "Adviser "), a limited liability corporation organized under the laws of the State of Delaware with its principal place of business at Two Portland Square, Portland, Maine 04101.

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company and is authorized to issue its shares in separate series and classes;

         WHEREAS, the Trust desires that the Adviser perform investment advisory services for the investment portfolios of the Trust listed on Schedule A hereto (the "Funds"), each a separate series of the Trust, and the Adviser is willing to provide those services on the terms and conditions set forth in this Agreement;

         NOW THEREFORE, the Trust and the Adviser agree as follows:

         SECTION 1.  APPOINTMENT AND DELIVERY OF DOCUMENTS

         (a) The Trust hereby appoints Adviser as investment adviser for the Funds for the period and on the terms set forth in this Agreement. Adviser accepts this appointment and agrees to render its services as investment adviser for the compensation set forth herein.

         (b) The Trust has delivered copies of each of the following documents and will from time to time furnish Adviser with any supplements or amendments to such documents:

                  (i) the Trust Instrument of the Trust, as filed with the Secretary of State of the State of Delaware, as in effect on the date hereof and as amended from time to time ("Trust Instrument");

                  (ii) the Bylaws of the Trust as in effect on the date hereof and as amended from time to time ("Bylaws");

                  (iii) the Registration Statement under the Act and, if applicable, the Securities Act of 1933 (the "Securities Act"), as filed with the Securities and Exchange Commission (the

"Commission"), relating to the Fund and its shares and all amendments thereto ("Registration Statement");

                  (iv) the prospectus and statement of additional information relating to the Fund ("Prospectus"); and,

                  (v) all proxy statements, reports to shareholders, advertising or other materials prepared for distribution to shareholders of the Fund or the public, that refer to Adviser or its clients.

         The Trust shall furnish Adviser with any further documents, materials or information that Adviser may reasonably request to enable it to perform its duties pursuant to this Agreement.

         SECTION 2.  DUTIES OF THE ADVISER

         (a) The Adviser shall make decisions with respect to all purchases and sales of securities and other investment assets in the Funds. To carry out such decisions, the Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, and in the name of the Trust, to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

         (b) The Adviser will report to the Board at each meeting thereof all changes in the Funds since the prior report, and will also keep the Board informed of important developments affecting the Trust, the Funds and the Adviser, and on its own initiative, will furnish the Board from time to time with such information as the Adviser may believe appropriate for this purpose, whether concerning the individual companies whose securities are included in the Funds' holdings, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which the Funds maintain investments. The Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Adviser may believe appropriate or as the Board reasonably may request.

         (c) In making purchases and sales of securities for the Funds, and otherwise performing its duties hereunder, the Adviser will comply with the Act and the rules and regulations thereunder, all other applicable Federal and state laws and regulations, the policies set from time to time by the Board as well as the limitations imposed by the Trust's Trust Instrument, Bylaws, Registration Statement under the Act and the Securities Act, the limitations in the Act and in the Internal Revenue Code of 1986, as amended, in respect of regulated investment companies and the investment objectives, policies and restrictions of the Funds. Without limiting the foregoing, Sub-Adviser agrees that, in placing orders with broker-dealers for the purchase or sales of portfolio securities, it shall attempt to obtain quality execution at favorable security prices; provided that, consistent with section 28(e) of the Securities and

Exchange Act, the exercise of the Adviser's fiduciary duties under its Investment Advisory agreement with the Trust, and any other applicable law, the Adviser may allocate brokerage on behalf of the Trust to broker-dealers who provide research services and may cause the Fund to pay these broker-dealers a higher amount of commission than may be charged by other broker-dealers.

         (d) The Adviser will from time to time employ or associate with such persons as the Adviser believes to be particularly fitted to assist in the execution of the Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Adviser. No obligation may be incurred on the Trust's behalf in any such respect.

         (e) The Adviser shall maintain records relating to Fund transactions and the placing and allocation of brokerage orders as are required to be maintained by the Trust under the Act and the rules and regulations thereunder. The Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Adviser pursuant to this Agreement required to be prepared and maintained by the Trust pursuant to the Act and the rules and regulations thereunder, the rules and regulations of any national, state, or local government entity with jurisdiction over the Trust, including the Commission and the Internal Revenue Service. The books and records pertaining to the Trust which are in possession of the Adviser shall be the property of the Trust. The Trust, or the Trust's authorized representatives, shall have access to such books and records at all times during the Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Adviser to the Trust or the Trust's authorized representatives.

         (f) The Adviser shall provide the Funds' custodian and fund accountant on each business day with information relating to all transactions concerning the Funds' assets.

         (g) The Adviser shall authorize and permit any of its Trustees, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected.

         SECTION 3.  EXPENSES

         (a) The Adviser shall waive its fee to ensure that the Funds' expense ratios do not exceed any expense limit described in the prospectus or applicable to the Funds under the laws or regulations of any state in which shares of the Funds are qualified for sale (reduced pro rata for any portion of less than a year).

         (b) If the Funds' expense ratio exceeds the expense limits described in subsection (a) above after the Adviser has waived its fees, the Adviser shall be responsible for that portion of the net expenses of the Funds that exceed any expense limit described in the prospectus and the net expenses of the Funds (except interest, taxes, brokerage, fees and other expenses paid by the Funds in accordance with an effective plan pursuant to Rule 12b-1 under the Act and organization expenses, all to the extent such exceptions are permitted by applicable state law and regulation) incurred by the Funds during each of the Funds' fiscal years or portion thereof that this Agreement is in effect which, as to the Funds, in any such year exceeds any expense limits applicable to the Funds under the laws or regulations of any state in which shares of the Funds are qualified for sale (reduced pro rata for any portion of less than a year).

         (c) The Trust hereby confirms that, subject to the foregoing, the Trust shall be responsible and shall assume the obligation for payment of all the Trust's other expenses, including: (i) interest charges, taxes, brokerage fees and commissions; (ii) certain insurance premiums; (iii) fees, interest charges and expenses of the Trust's custodian, transfer agent and dividend disbursing agent; (iv) telecommunications expenses; (v) the fees and expenses of the Trust's independent auditors and of the outside legal counsel appointed by the Board; (vi) costs of the Trust's formation and maintaining its existence; (vii) costs of preparing and printing the Trust's prospectuses, statements of additional information, account application forms and shareholder reports and delivering them to existing and prospective shareholders; (viii) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts and of calculating the net asset value of shares of the Trust; (ix) costs of reproduction, stationery and supplies; (x) compensation of the Trust's Trustees, officers, employees and other personnel performing services for the Trust who are not officers of the Adviser, of Forum Financial Services, Inc. or of affiliated persons of either; (xi) costs of corporate meetings; (xii) registration fees and related expenses for registration with the Commission and the securities regulatory authorities of other countries in which the Trust's shares are sold; (xiii) state securities law registration fees and related expenses; (xiv) the fee payable hereunder and fees and out-of-pocket expenses payable to Forum Financial Services, Inc. under any distribution, management or similar agreement; (xv) and all other fees and expenses paid by the Trust pursuant to any distribution or shareholder service plan adopted pursuant to Rule 12b-1 under the Act or otherwise.

         SECTION 4.  STANDARD OF CARE

         The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Adviser's undertaking these services the Adviser shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, breach of fiduciary duty, willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder and except as otherwise provided by law.

         SECTION 5.  COMPENSATION

         In consideration of the foregoing, the Trust shall pay the Adviser, with respect to each of the Funds, a fee at an annual rate as listed in Appendix A hereto. These fees shall be accrued by the Trust daily and shall be payable monthly in arrears on the first day of each calendar month for services performed hereunder during the prior calendar month. The Adviser's reimbursement, if any, of the Funds' expenses as provided in Section 4 hereof, shall be estimated and accrued daily and paid to the Trust monthly in arrears, at the same time as the Trust's payment to the Adviser for such month.

         SECTION 6.  EFFECTIVENESS, DURATION AND TERMINATION

         (a) With respect to the Funds, this Agreement shall become effective immediately upon approval by a majority of the Trust's Trustees, including a majority of the Trustees who are not interested persons of the Trust.

         (b) This Agreement shall remain in effect for a period of twenty four months from the date of its effectiveness and shall continue in effect for successive twelve-month periods (computed from each anniversary date of approval) or for such shorter period as may be specified by the Board in giving its approval as provided below; provided that such continuance is specifically approved at least annually (i) by the Board or by the vote of a majority of the outstanding voting securities of the Funds, and, in either case, (ii) by a majority of the Trust's Trustees who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust); provided further, however, that if this Agreement or the continuation of this Agreement is not approved, the Adviser may continue to render the services described herein in the manner and to the extent permitted by the Act and the rules and regulations thereunder. The annual approvals provided for herein shall be effective to continue this Agreement from year to year (or such shorter period referred to above) if given within a period beginning not more than sixty
(60) days prior to such anniversary, notwithstanding the fact that more than three hundred sixty-five (365) days may have elapsed since the date on which such approval was last given.

         (c) This Agreement may be terminated at any time, without the payment of any penalty, (i) by the Board or by a vote of a majority of the outstanding voting securities of the Funds on 30 days' written notice to the Adviser or (ii) by the Adviser on 90 days' written notice to the Trust, with copies to each of the Trust's Trustees at their respective addresses set forth in the Trust's Registration Statement or at such other address as such persons may specify to the Adviser and to legal counsel to the Trust. This agreement shall terminate automatically and immediately upon assignment.

         SECTION 7.  ACTIVITIES OF THE ADVISER

         Except to the extent necessary to perform its obligations hereunder, nothing herein shall be deemed to limit or restrict the Adviser's right, or the right of any of the Adviser's officers, directors, trustees or employees who may also be a Trustee, officer or employee of the Trust, or persons otherwise affiliated with the Trust, to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, trust, firm, individual or association.

         SECTION 8.  SUB-ADVISERS

         At its own expense, the Adviser may carry out any of its obligations under this Agreement by employing, subject to the Adviser's supervision, one or more persons who are registered as investment advisers pursuant to the Investment Advisers Act of 1940, as amended, or who are exempt from registration thereunder ("Sub-advisers"). Each Sub-adviser's employment will be evidenced by a separate written agreement approved by the Board and, if required, by the shareholders of the applicable Fund.

         SECTION 9.  NOTICES

         Any notice or other communication required to be given pursuant to this Agreement shall be in writing or by telex and shall be effective upon receipt. Notices and communications shall be given, if to the Trust, at:

                  Memorial Funds
                  Two Portland Square
                  Portland, ME  04101
                  Attn:  Secretary

and if to the Adviser, at:

                  Forum Investment Advisors, LLC
                  Two Portland Square
                  Portland, ME  04101
                  Attn: ___________

         SECTION 10.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The Trustees of the Trust and the interest holders of each Fund shall not be liable for any obligations of the Trust or of the Funds under this Agreement, and the Adviser agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Fund to which the Adviser's rights or claims relate in settlement of such rights or claims, and not to the Trustees of the Trust or the interest holders of the Funds.

         SECTION 11.  MISCELLANEOUS

         (a) No provision of this Agreement with respect to any of the Funds may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto and, if required by the Act, by a vote of a majority of the outstanding voting securities of the Funds.

         (b) Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

         (c) This Agreement shall be governed by and shall be construed in accordance with the laws of the State of New York.

         (d)  The  terms  "vote  of  a  majority  of  the   outstanding   voting
securities," "interested person," "affiliated person" and "assignment" shall have the meanings ascribed thereto in the Act.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed all as of the day and year first above written.

                                                 MEMORIAL FUNDS


                                                 ------------------------
                                                 [Name]
                                                 [Title]

                                                 FORUM INVESTMENT ADVISORS, LLC


                                                 ------------------------
                                                 [Name]
                                                  Managing Director

                                 MEMORIAL FUNDS
             ADVISORY AGREEMENT WITH FORUM INVESTMENT ADVISORS, LLC
                                   SCHEDULE A

                               AS OF ____________


                                                        Fee as a % of the
                                                 Annual Average Daily Net Assets
                 FUNDS OF THE TRUST                        of the Fund

                Government Bond Fund
                 Corporate Bond Fund
                 Growth Equity Fund
                  Value Equity Fund

                                                                  EXHIBIT (6)(A)

                                     FORM OF
                                 MEMORIAL FUNDS
                             DISTRIBUTION AGREEMENT


         AGREEMENT made as of the ____________ day of ______________,  199__, by
and between Memorial Funds, a Delaware business trust, with its principal office and place of business at [Address] (the "[Trust]"), and Forum Financial Services, Inc., a Delaware corporation with its principal office and place of business at Two Portland Square, Portland, Maine 04101 ("Distributor").

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company and may issue its [shares of beneficial interest, no par value] ("Shares") in separate series and classes; and

         WHEREAS, the Distributor is registered under the Securities Exchange Act of 1934, as amended ("1934 Act"), as a broker-dealer and is engaged in the business of selling shares of registered investment companies either directly to purchasers or through other financial intermediaries;

         WHEREAS, the Trust [intends to offer][offers] shares in various series as listed in Appendix A hereto (each such series, together with all other series subsequently established by the Trust and made subject to this Agreement being herein referred to as a "Fund," and collectively as the "Funds") [and the Trust [may in the future offer][intends to offer][offers] shares of various classes of each Fund as listed in Appendix A hereto (each such class together with all other classes subsequently established by the Trust in a Fund being herein referred to as a "Class," and collectively as the "Classes")]; and

         WHEREAS, the Trust desires that the Distributor offer, as principal underwriter, the Shares of each Fund and Class thereof to the public and the Distributor is willing to provide those services on the terms and conditions set forth in this Agreement in order to promote the growth of the Funds and facilitate the distribution of the Shares;

         NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Trust and the Distributor do hereby agree as follows:

         SECTION 1.  APPOINTMENT; DELIVERY OF DOCUMENTS

         (a) The Trust hereby appoints the Distributor, and the Distributor hereby agrees, to act as distributor of the Shares for the period and on the terms set forth in this Agreement.

         (b) In connection therewith, the Trust has delivered to the Distributor copies of (i) the Trust's [Articles of Incorporation][Trust Instrument][Declaration of Trust] and Bylaws (collectively, as amended from time to time, "Organic Documents"), (ii) the Trust's Registration

Statement and all amendments thereto filed with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933, as amended ("Securities Act"), or the 1940 Act ("Registration Statement"), (iii) the current prospectuses and statements of additional information of each Fund and Class thereof (collectively, as currently in effect and as amended or supplemented, the "Prospectus"), (iv) each current plan of distribution or similar document adopted by the Trust under Rule 12b-1 under the 1940 Act ("Plan") and each current shareholder service plan or similar document adopted by the Trust ("Service Plan"); and (iv) all procedures adopted by the Trust with respect to the Funds (e.g., repurchase agreement procedures), and shall promptly furnish the Distributor with all amendments of or supplements to the foregoing. The Trust shall deliver to Forum a certified copy of the resolution of the Board of [Trustees][Directors] of the Trust (the "Board") appointing Forum and authorizing the execution and delivery of this Agreement.

         SECTION 2.  EXCLUSIVE NATURE OF DUTIES

         The Distributor shall be the exclusive representative of the Trust to act distributor of the Funds except that the rights given under this Agreement to the Distributor shall not apply to: (i) Shares issued in connection with the merger, consolidation or reorganization of any other investment company or series or class thereof with a Fund or Class thereof; (ii) a Fund's acquisition by purchase or otherwise of all or substantially all of the assets or stock of any other investment company or series or class thereof; (iii) the reinvestment in Shares by a Fund's shareholders of dividends or other distributions; or (iv) any other offering by the Trust of securities to its shareholders (collectively "exempt transactions").

         SECTION 3.  OFFERING OF SHARES

         (a) The Distributor shall have the right to buy from the Trust the Shares needed to fill unconditional orders for unsold Shares of the Funds as shall then be effectively registered under the Securities Act placed with the Distributor by investors or selected dealers or selected agents (each as defined in Section 11 hereof) acting as agent for their customers or on their own behalf. Alternatively, the Distributor may act as the Trust's agent, to offer, and to solicit offers to subscribe to, unsold Shares of the Funds as shall then be effectively registered under the Securities Act. The Distributor will promptly forward all orders and subscriptions to the Trust. The price that the Distributor shall pay for Shares purchased from the Trust shall be the net asset value per Share, determined as set forth in Section 3(c) hereof, used in determining the public offering price on which the orders are based. Shares purchased by the Distributor are to be resold by the Distributor to investors at the public offering price, as set forth in Section 3(b) hereof, or to selected dealers or selected agents acting as agent for their customers that have entered into agreements with the Distributor pursuant to Section 11 hereof or acting on their own behalf. The Trust reserves the right to sell Shares directly to investors through subscriptions received by the Trust, but no such direct sales shall affect the sales charges due to the Distributor hereunder.

         (b) The public offering price of the Shares of a Fund, i.e., the price per Share at which the Distributor or selected dealers or selected agents may sell Shares to the public or to those persons eligible to invest in Shares as described in the applicable Prospectus, shall be the public offering price determined in accordance with the then currently effective Prospectus of the Fund or Class thereof under the Securities Act relating to such Shares. The public offering price shall not exceed the net asset value at which the Distributor, when acting as principal, is to purchase such Shares, plus, in the case of Shares for which an initial sales charge is assessed, an initial charge equal to a specified percentage or percentages of the public offering price of the Shares as set forth in the current Prospectus relating to the Shares. In the case of Shares for which an initial sales charge may be assessed, Shares may be sold to certain classes of persons at reduced sales charges or without any sales charge as from time to time set forth in the current Prospectus relating to the Shares. The Trust will advise the Distributor of the net asset value per Share at each time as the net asset value per Share shall have been determined by the Trust and at such other times as the Distributor may reasonably request.

         (c) The net asset value per Share of each Fund or Class thereof shall be determined by the Trust, or its designated agent, in accordance with and at the times indicated in the applicable Prospectus on each Fund business day in accordance with the method set forth in the Prospectus and guidelines established by the Trust's Board of Trustees (the "Board").

         (d) The Trust reserves the right to suspend the offering of Shares of a Fund or of any Class thereof at any time in the absolute discretion of the Board, and upon notice of such suspension the Distributor shall cease to offer Shares of the Funds or Classes thereof specified in the notice.

         (e) The Trust, or any agent of the Trust designated in writing to the Distributor by the Trust, shall be promptly advised by the Distributor of all purchase orders for Shares received by the Distributor and all subscriptions for Shares obtained by the Distributor as agent shall be directed to the Trust for acceptance and shall not be binding until accepted by the Trust. Any order or subscription may be rejected by the Trust; provided, however, that the Trust will not arbitrarily or without reasonable cause refuse to accept or confirm orders or subscriptions for the purchase of Shares. The Trust or its designated agent will confirm orders and subscriptions upon their receipt, will make appropriate book entries and, upon receipt by the Trust or its designated agent of payment thereof, will issue such Shares in certificated or uncertificated form pursuant to the instructions of the Distributor. The Distributor agrees to cause such payment and such instructions to be delivered promptly to the Trust or its designated agent.

         SECTION 4.  REPURCHASE OR REDEMPTION OF SHARES BY THE TRUST

         (a) Any of the outstanding Shares of a Fund or Class thereof may be tendered for redemption at any time, and the Trust agrees to redeem or repurchase the Shares so tendered in accordance with its obligations as set forth in the Organic Documents and the Prospectus relating to the Shares. The price to be paid to redeem or repurchase the Shares of a Fund of Class thereof shall be equal to the net asset value calculated in accordance with the provisions of Section 3(b) hereof less, in the case of Shares for which a deferred sales charge is assessed, a deferred sales charge equal to a specified percentage or percentages of the net asset value of those Shares as from time to time set forth in the Prospectus relating to those Shares [or their cost, whichever is less.] Shares of a Fund or Class thereof for which a deferred sales charge may be assessed and that have been outstanding for a specified period of time may be redeemed without payment of a deferred sales charge as from time to time set forth in the Prospectus relating to those Shares.

         (b) The Trust or its designated agent shall pay (i) the total amount of the redemption price consisting of the redemption price less any applicable deferred sales charge to the redeeming shareholder or its agent and (ii) except as may be otherwise required by the Rules of Fair Practice (the "Rules") of the National Association of Securities Dealers Regulation, Inc. (the "NASD") and any interpretations thereof, any applicable deferred sales charges to the Distributor in accordance with the Distributor's instructions on or before the fifth business day (or such other earlier business day as is customary in the investment company industry) subsequent to the Trust or its agent having received the notice of redemption in proper form.

         (c) Redemption of Shares or payment therefor may be suspended at times when the New York Stock Exchange is closed for any reason other than its customary weekend or holiday closings, when trading thereon is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of a Fund's net assets, or during any other period when the SEC so requires or permits.

         SECTION 5.  DUTIES AND REPRESENTATIONS OF THE DISTRIBUTOR

         (a) The Distributor shall use reasonable efforts to sell Shares of the Funds upon the terms and conditions contained herein and in the then current Prospectus. The Distributor shall devote reasonable time and effort to effect sales of Shares but shall not be obligated to sell any specific number of Shares. The services of the Distributor to the Trust hereunder are not to be deemed exclusive, and nothing herein contained shall prevent the Distributor from entering into like arrangements with other investment companies so long as the performance of its obligations hereunder is not impaired thereby.

         (b) In selling Shares of the Funds, the Distributor shall use its best efforts in all material respects duly to conform with the requirements of all federal and state laws relating to the sale of the Shares. None of the Distributor, any selected dealer, any selected agent or any other person is authorized by the Trust to give any information or to make any representations other than as is contained in a Fund's Prospectus or any advertising materials or sales literature specifically approved in writing by the Trust or its agents.

         (c) The Distributor shall adopt and follow procedures for the confirmation of sales to investors and selected dealers or selected agents, the collection of amounts payable by investors and selected dealers or selected agents on such sales, and the cancellation of unsettled transactions, as may be necessary to comply with the requirements of the NASD.

         (d) The Distributor represents and warrants to the Trust that:

         (i) It is a corporation duly organized and existing and in good standing under the laws of the State of Delaware and it is duly qualified to carry on its business in the State of Maine;

         (ii) It is empowered under applicable laws and by its Articles of Incorporation to enter into and perform this Agreement;

         (iii) All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement;

         (iv)  It has  and  will  continue  to  have  access  to  the  necessary
         facilities,   equipment   and  personnel  to  perform  its  duties  and
         obligations under this Agreement;

         (v) This Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the Distributor, enforceable against the Distributor in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties;

         (vi) It is registered under the 1934 Act with the SEC as a broker-dealer, it is a member in good standing of the NASD, it will abide by the rules and regulations of the NASD, and it will notify the Trust if its membership in the NASD is terminated or suspended; and

         (vii) The performance by the Distributor of its obligations hereunder does not and will not contravene any provision of its Articles of Incorporation.

         (e) Notwithstanding anything in this Agreement, including the Appendices, to the contrary, the Distributor makes no warranty or representation as to the number of selected dealers or selected agents with which it has entered into agreements in accordance with Section 11 hereof, as to the availability of any Shares to be sold through any selected dealer, selected agent or other intermediary or as to any other matter not specifically set forth herein.

         SECTION 6.  DUTIES AND REPRESENTATIONS OF THE TRUST

         (a) The Trust shall furnish to the Distributor copies of all financial statements and other documents to be delivered to shareholders or investors at least two Fund business days prior to such delivery and shall furnish the Distributor copies of all other financial statements, documents and other papers or information which the Distributor may reasonably request for use in connection with the distribution of Shares. The Trust shall make available to the Distributor the number of copies of the Funds' Prospectuses as the Distributor shall reasonably request.

         (b) The Trust shall take, from time to time, subject to the approval of the Board and any required approval of the shareholders of the Trust, all action necessary to fix the number of authorized Shares (if such number is not limited) and to register the Shares under the Securities Act, to the end that there will be available for sale the number of Shares as reasonably may be expected to be sold pursuant to this Agreement.

         (c) The Trust shall execute any and all documents, furnish to the Distributor any and all information, otherwise use its best efforts to take all actions that may be reasonably necessary and cooperate with the Distributor in taking any action as may be necessary to register or qualify Shares for sale under the securities laws of the various states of the United States and other jurisdictions ("States") as the Distributor shall designate (subject to approval by the Trust); provided that the Distributor shall not be required to register as a broker-dealer or file a consent to service of process in any State and neither the Trust nor any Fund or Class thereof shall be required to qualify as a foreign corporation, trust or association in any State. Any registration or qualification may be withheld, terminated or withdrawn by the Trust at any time in its discretion. The Distributor shall furnish such information and other material relating to its affairs and activities as may be required by the Trust in connection with such registration or qualification.

         (d) The Trust represents and warrants to the Distributor that:

         (i) It is a [business trust] duly organized and existing and in good standing under the laws of the [State of Delaware];

         (ii) It is empowered under applicable laws and by its Organic Documents to enter into and perform this Agreement;

         (iii) All proceedings required by the Organic Documents have been taken to authorize it to enter into and perform its duties under this Agreement;

         (iv) It is an open-end management investment company registered with the SEC under the 1940 Act;

         (v) All Shares, when issued, shall be validly issued, fully paid and non-assessable;

         (vi) This Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the Trust, enforceable against the Trust in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties;

         (vii) The performance by the Distributor of its obligations hereunder does not and will not contravene any provision of its Articles of Incorporation.

         (viii) The Registration statement [is currently][will be] effective and will remain effective with respect to all Shares of the Funds and Classes thereof being offered for sale;

         (ix) The Registration Statement and Prospectuses have been or will be, as the case may be, carefully prepared in conformity with the requirements of the Securities Act and the rules and regulations thereunder;

         (x) The Registration Statement and Prospectuses contain or will contain all statements required to be stated therein in accordance with the Securities Act and the rules and regulations thereunder; all statements of fact contained or to be contained in the Registration Statement or Prospectuses are or will be true and correct at the time indicated or on the effective date as the case may be; and neither the Registration Statement nor any Prospectus, when they shall become effective or be authorized for use, will include an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading to a purchaser of Shares;

         (xi) It will from time to time file such amendment or amendments to the Registration Statement and Prospectuses as, in the light of then-current and then-prospective developments, shall, in the opinion of its counsel, be necessary in order to have the Registration Statement and Prospectuses at all times contain all material facts required to be stated therein or necessary to make any statements
         therein   not   misleading   to  a  purchaser   of  Shares   ("Required
         Amendments");

         (xii) It shall not file any amendment to the Registration Statement or Prospectuses without giving the Distributor reasonable advance notice thereof; provided, however, that nothing contained in this Agreement shall in any way limit the Trust's right to file at any time such amendments to the Registration Statement or Prospectuses, of whatever character, as the Trust may deem advisable, such right being in all respects absolute and unconditional; and

         (xiii) Any amendment to the Registration Statement or Prospectuses hereafter filed will, when it becomes effective, contain all statements required to be stated therein in accordance with the 1940 Act and the rules and regulations thereunder; all statements of fact contained in the Registration Statement or Prospectuses will, when be true and correct at the time indicated or on the effective date as the case may be; and no such amendment, when it becomes effective, will include an untrue statement of a material fact or will omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading to a purchaser of the Shares.

         SECTION 7.  STANDARD OF CARE

         (a) The Distributor shall use its best judgment and reasonable efforts in rendering services to the Trust under this Agreement but shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by the Distributor in writing. The Distributor shall not be liable to the Trust or any of the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment, or for any action or inaction of the Distributor in the absence of bad faith, willful misfeasance or [gross] negligence in the performance of the Distributor's duties or obligations under this Agreement or by reason or the Distributor's reckless disregard of its duties and obligations under this Agreement

         (b) The Distributor shall not be liable for any action taken or failure to act in good faith reliance upon:

         (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to the Distributor;

         (ii) any oral instruction which it receives and which it reasonably believes in good faith was transmitted by the person or persons authorized by the Board to give such oral instruction (the Distributor shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction);

         (iii) any written instruction or certified copy of any resolution of the Board, and the Distributor may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by the Distributor to have been validly executed; or

         (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by the Distributor to be genuine and to have been signed or presented by the Trust or other proper party or parties;

and the Distributor shall not be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which the Distributor reasonably believes in good faith to be genuine.

         (c) The Distributor shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply. In addition, to the extent the Distributor's obligations hereunder are to oversee or monitor the activities of third parties, the Distributor shall not be liable for any failure or delay in the performance of the Distributor's duties caused, directly or indirectly, by the failure or delay of such third parties in performing their respective duties or cooperating reasonably and in a timely manner with the Distributor.

         SECTION 8.  INDEMNIFICATION

         (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section

15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration
Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii)  any  act  of,  or   omission   by,   Distributor   or  its  sales
         representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.

         SECTION 9.  NOTIFICATION BY THE TRUST

         The Trust shall advise the Distributor immediately: (i) of any request by the SEC for amendments to the Trust's Registration Statement or Prospectus or for additional information; (ii) in the event of the issuance by the SEC of any stop order suspending the effectiveness of the Trust's Registration Statement or any Prospectus or the initiation of any proceedings for that purpose; (iii) of the happening of any material event which makes untrue any statement made in the Trust's then current Registration Statement or Prospectus or which requires the making of a change in either thereof in order to make the statements therein not misleading; and (iv) of all action of the SEC with respect to any amendments to the Trust's Registration Statement or Prospectus which may from time to time be filed with the Commission under the 1940 Act or the Securities Act.

         SECTION 10.  COMPENSATION; EXPENSES

         (a) In consideration of the Distributor's services in connection with the distribution of Shares of each Fund and Class thereof, the Distributor shall receive: (i) any applicable sales charge assessed upon investors in connection with the purchase of Shares; (ii) from the Trust, any applicable contingent deferred sales charge ("CDSC") assessed upon investors in connection with the redemption of Shares; (iii) from the Trust, the [distribution service fees] with respect to the Shares of those Classes as designated in Appendix A for which a Plan is effective (the "Distribution Fee"); and (iv) from the Trust, the [shareholder service fees] with respect to the Shares of those Classes as designated in Appendix A for which a Service Plan is effective (the "Shareholder Service Fee"). The Distribution Fee and Shareholder Service Fee shall be accrued daily by each applicable Fund or Class thereof and shall be paid monthly as promptly as possible after the last day of each calendar month but in any event on or before the fifth (5th) Fund business day after month-end, at the rate or in the amounts set forth in Appendix A [and, as applicable, the Plan(s)]. The Trust grants and transfers to the Distributor a general lien and security interest in any and all securities and other assets of a Fund now or hereafter maintained in an account at the Fund's custodian on behalf of the Fund to secure any Distribution Fees and Shareholder Service Fees owed the Distributor by the Trust under this Agreement.

         (b) The Trust shall cause its transfer agent (the "Transfer Agent") to withhold, from redemption proceeds payable to holders of Shares of the Funds and the Classes thereof, all CDSCs properly payable by the shareholders in accordance with the terms of the applicable Prospectus and shall cause the Transfer Agent to pay such amounts over to the Distributor as promptly as possible after the settlement date for each redemption of Shares.

         (c) Except as specified in Sections 8 and 10(a), the Distributor shall be entitled to no compensation or reimbursement of expenses for the services provided by the Distributor pursuant to this Agreement. [The Distributor may receive compensation from [NAME OF INVESTMENT ADVISER]("Adviser") for its services hereunder or for additional services all as may be agreed to between the Adviser and the Distributor. Notwithstanding anything in this Agreement to the contrary, to the extent the Distributor receives compensation from the Adviser that is disclosed to the Board, the Trust will indemnify, defend and hold each Distributor Indemnitees free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) related in any way to such payment.]

         (d) The Trust shall be responsible and assumes the obligation for payment of all the expenses of the Funds, including fees and disbursements of its counsel and auditors, in connection with the preparation and filing of the Registration Statement and Prospectuses (including but not limited to the expense of setting in type the Registration Statement and Prospectuses and printing sufficient quantities for internal compliance, regulatory purposes and for distribution to current shareholders).

         (e) The Trust shall bear the cost and expenses (i) of the registration of the Shares for sale under the Securities Act; (ii) of the registration or qualification of the Shares for sale under the securities laws of the various States; (iii) if necessary or advisable in connection therewith, of qualifying the Trust, the Funds or the Classes thereof (but not the Distributor) as an issuer or as a broker or dealer, in such States as shall be selected by the Trust and the Distributor pursuant to Section 6(c) hereof; and (iv) payable to each State for continuing registration or qualification therein until the Trust decides to discontinue registration or qualification pursuant to Section 6(c) hereof. The Distributor shall pay all expenses relating to the Distributor's broker-dealer qualification.

         SECTION 11.  SELECTED DEALER AND SELECTED AGENT AGREEMENTS

         The Distributor shall have the right to enter into selected dealer agreements with securities dealers of its choice ("selected dealers") and selected agent agreements with depository institutions and other financial intermediaries of its choice ("selected agents") for the sale of

Shares and to fix therein the portion of the sales charge, if any, that may be allocated to the selected dealers or selected agents; provided, that the Trust shall approve the forms of agreements with selected dealers or selected agents and shall review the compensation set forth therein. Shares of each Fund or Class thereof shall be resold by selected dealers or selected agents only at the public offering price(s) set forth in the Prospectus relating to the Shares. Within the United States, the Distributor shall offer and sell Shares of the Funds only to such selected dealers as are members in good standing of the NASD.

         SECTION 12.  CONFIDENTIALITY

         The Distributor agrees to treat all records and other information related to the Trust as proprietary information of the Trust and, on behalf of itself and its employees, to keep confidential all such information, except that the Distributor may:

         (i) prepare or assist in the preparation of periodic reports to shareholders and regulatory bodies such as the SEC;

         (ii) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information regarding investment companies; and

         (iii) release such other information as approved in writing by the Trust, which approval shall not be unreasonably withheld;

provided, however, that the Distributor may release any information regarding the Trust without the consent of the Trust if the Distributor reasonably believes that it may be exposed to civil or criminal legal proceedings for failure to comply, when requested to release any information by duly constituted authorities or when so requested by the Trust.

         SECTION 13.  EFFECTIVENESS, DURATION AND TERMINATION

         (a) This Agreement shall become effective with respect to each Fund on the later of (i) the date first above written or (ii) the date on which the Trust's Registration Statement relating to Shares of the Fund becomes effective. Upon effectiveness of this Agreement, it shall supersede all previous agreements between the parties hereto covering the subject matter hereof insofar as such Agreement may have been deemed to relate to the Funds.

         (b) This Agreement shall continue in effect with respect to a Fund for a period of one year from its effectiveness and thereafter shall continue in effect with respect to a Fund until terminated; provided, that continuance is specifically approved at least annually (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by a vote of a majority of Trustees of the Trust (I) who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust) and
(II) with respect to each class of a Fund for which there is an effective Plan, who do not have any direct or indirect financial interest in any such Plan applicable to the class or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on such approval.

         (c) This Agreement may be terminated at any time with respect to a Fund, without the payment of any penalty, (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund or, with respect to each class of a Fund for which there is an effective Plan, a majority of Trustees of the Trust who do not have any direct or indirect financial interest in any such Plan or in any agreements related to the Plan, on 60 days' written notice to the Distributor or (ii) by the Distributor on 60 days' written notice to the Trust.

         (d) This Agreement shall automatically terminate upon its assignment and upon the termination of the Distributor's membership in the NASD.

         (e) If the Trust shall not file a Required Amendment within fifteen days following receipt of a written request from the Distributor to do so, the Distributor may, at its option, terminate this Agreement immediately.

         (f) The obligations of Sections 5(d), 6(d), 8, 9 and 10 shall survive any termination of this Agreement.

         SECTION 14.  NOTICES

         Any notice required or permitted to be given hereunder by either party to the other shall be deemed sufficiently given if personally delivered or sent by telegram, facsimile or registered, certified or overnight mail, postage prepaid, addressed by the party giving such notice to the other party at the last address furnished by the other party to the party giving such notice, and unless and until changed pursuant to the foregoing provisions hereof each such notice shall be addressed to the Trust or the Distributor, as the case may be, at their respective principal places of business.

         SECTION 15.  ACTIVITIES OF THE DISTRIBUTOR

         Except to the extent necessary to perform the Distributor's obligations hereunder, nothing herein shall be deemed to limit or restrict the Distributor's right, or the right of any of the Distributor's employees, agents, officers or directors who may also be a [trustee][director], officer or employee of the Trust, or affiliated persons of the Trust to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, trust, firm, individual or association.

         [SECTION 16.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The Trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of the Funds under this Agreement, and the Distributor agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Fund to which the Distributor's rights or claims relate in settlement of such rights or claims, and not to the Trustees of the Trust or the shareholders of the Funds.]

         SECTION 17.  MISCELLANEOUS

         (a) Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

         (b) No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto.

         (c) This Agreement shall be governed by, and the provisions of this Agreement shall be construed and interpreted under and in accordance with, the laws of the State of New York.

         (d) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof, whether oral or written.

         (e) This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

         (f) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

         (g) Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

         (h) Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

         (i) No affiliated person, employee, agent, officer or director of the Distributor shall be liable at law or in equity for the Distributor's obligations under this Agreement.

         (j) Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof.

         (k)  The  terms  "vote  of  a  majority  of  the   outstanding   voting
securities," "interested person," "affiliated person" and "assignment" shall have the meanings ascribed thereto in the 1940 Act.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in their names and on their behalf by and through their duly authorized officers, as of the day and year first above written.

                                                  [INVESTMENT COMPANY NAME]


                                                  By:_________________________
                                                         [Officer name]
                                                          [Title]


                                                  FORUM FINANCIAL SERVICES, INC.


                                                  By:_________________________
                                                       John Y. Keffer
                                                        President

                       NOTE: THIS AGREEMENT NOT TO BE USED
                      FOR CDSC FUNDING (B SHARE) FINANCING

                                 MEMORIAL FUNDS
                             DISTRIBUTION AGREEMENT

                                   APPENDIX A
                         FUNDS AND CLASSES OF THE TRUST
                                  AS OF [DATE]


                             [Fund and Class Names]
                   [Applicability of Plans and Servive Plans]
                      [Fees under Plans and Service Plans]

                                                                  EXHIBIT (8)(A)

                                 MEMORIAL FUNDS
                     TRANSFER AGENCY AND SERVICES AGREEMENT


         AGREEMENT made as of the ___ day of __________, 19__, by and between Memorial Funds, a Delaware business trust, with its principal office and place of business at Two Portland Square, Portland, Maine 04101 (the "Trust"), and Forum Financial Corp., a Delaware corporation with its principal office and place of business at Two Portland Square, Portland, Maine 04101 ("Forum").

         WHEREAS, the Trust is authorized to issue shares in separate series, with each such series representing interests in a separate portfolio of securities and other assets, and is authorized to divide those series into separate classes; and

         WHEREAS, the Trust offers shares in various series as listed in Appendix A hereto (each such series, together with all other series subsequently established by the Trust and made subject to this Agreement in accordance with
Section 13, being herein referred to as a "Fund," and collectively as the "Funds") and the Trust offers shares of various classes of each Fund as listed in Appendix A hereto (each such class together with all other classes subsequently established by the Trust in a Fund being herein referred to as a "Class," and collectively as the "Classes"); and

         WHEREAS, the Trust on behalf of the Funds desires to appoint Forum as its transfer agent and dividend disbursing agent and Forum desires to accept such appointment;

         NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Trust and Forum hereby agree as follows:

         SECTION 1.  APPOINTMENT; DELIVERY OF DOCUMENTS

         (a) APPOINTMENT. The Trust, on behalf of the Funds, hereby appoints Forum to act as, and Forum agrees to act as, (i) transfer agent for the authorized and issued shares of beneficial interest of the Trust representing interests in each of the respective Funds and Classes thereof ("Shares"), (ii) dividend disbursing agent and (iii) agent in connection with any accumulation, open-account or similar plans provided to the registered owners of shares of any of the Funds ("Shareholders") and set out in the currently effective prospectuses and statements of additional information (collectively "prospectus") of the applicable Fund, including, without limitation, any periodic investment plan or periodic withdrawal program.

         (b) DOCUMENT DELIVERY. The Trust has delivered to Forum copies of (i) the Trust's Trust Instrument and Bylaws (collectively, as amended from time to time, "Organic Documents"), (ii) the Trust's Registration Statement and all amendments thereto filed with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933, as amended (the "Securities Act"), or the Investment Company Act of 1940, as amended ("1940

Act")(the "Registration Statement"), (iii) the Trust's current Prospectus and Statement of Additional Information of each Fund (collectively, as currently in effect and as amended or supplemented, the "Prospectus"), (iv) each current plan of distribution or similar document adopted by the Trust under Rule 12b-1 under the 1940 Act ("Plan") and each current shareholder service plan or similar document adopted by the Trust ("Service Plan"), and (v) all procedures adopted by the Trust with respect to the Funds (i.e., repurchase agreement procedures), and shall promptly furnish Forum with all amendments of or supplements to the foregoing. The Trust shall deliver to Forum a certified copy of the resolution of the Board of Trustees of the Trust (the "Board") appointing Forum and authorizing the execution and delivery of this Agreement.

         SECTION 2.  DUTIES OF FORUM

         (a) SERVICES. Forum agrees that in accordance with procedures established from time to time by agreement between the Trust on behalf of each of the Funds, as applicable, and Forum, Forum will perform the following services:

         (i) provide the services of a transfer agent, dividend disbursing agent and, as relevant, agent in connection with accumulation, open-account or similar plans (including without limitation any periodic investment plan or periodic withdrawal program) that are customary for open-end management investment companies including: (A) maintaining all
         Shareholder accounts, (B) preparing Shareholder meeting lists, (C) mailing proxies to Shareholders, (D) mailing Shareholder reports and prospectuses to current Shareholders, (E) withholding taxes on U.S. resident and non-resident alien accounts, (F) preparing and filing U.S. Treasury Department Forms 1099 and other appropriate forms required by federal authorities with respect to distributions for Shareholders, (G) preparing and mailing confirmation forms and statements of account to Shareholders for all purchases and redemptions of Shares and other confirmable transactions in Shareholder accounts, (H) preparing and mailing activity statements for Shareholders, and (I) providing Shareholder account information;

         (ii) receive for acceptance orders for the purchase of Shares and promptly deliver payment and appropriate documentation therefor to the custodian of the applicable Fund (the "Custodian") or, in the case of Fund's operating in a master-feeder or fund of funds structure, to the transfer agent or interestholder recordkeeper for the master portfolios in which the Fund invests;

         (iii) pursuant to purchase orders, issue the appropriate number of Shares and hold such Shares in the appropriate Shareholder account;

         (iv) receive for acceptance redemption requests and deliver the appropriate documentation therefor to the Custodian or, in the case of Fund's operating in a master-feeder or fund of funds structure, to the transfer agent or interestholder recordkeeper for the master portfolios in which the Fund invests;

         (v) as and when it receives monies paid to it by the Custodian with respect to any redemption, pay the redemption proceeds as required by the prospectus pursuant to which the redeemed Shares were offered and as instructed by the redeeming Shareholders;

         (vi)effect transfers of Shares upon receipt of appropriate instructions from Shareholders;

         (vii) prepare and transmit to Shareholders (or credit the appropriate Shareholder accounts) payments for all distributions declared by the Trust with respect to Shares;

         (viii) issue share certificates and replacement share certificates for those share certificates alleged to have been lost, stolen, or destroyed upon receipt by Forum of indemnification satisfactory to Forum and protecting Forum and the Trust and, at the option of Forum, issue replacement certificates in place of mutilated share certificates upon presentation thereof without requiring indemnification;

         (ix) receive from Shareholders or debit Shareholder accounts for sales commissions, including contingent deferred, deferred and other sales charges, and service fees (i.e., wire redemption charges) and prepare and transmit payments to underwriters, selected dealers and others for commissions and service fees received;

         (x) track shareholder accounts by financial intermediary source and otherwise as requested by the Trust and provide periodic reporting to the Trust or its administrator or other agent;

         (xi)   maintain   records  of  account  for  and  provide  reports  and
         statements  to  the  Trust  and  Shareholders as to the foregoing;

         (xii) record the issuance of Shares of the Trust and maintain pursuant to Rule 17Ad-10(e) under the Securities Exchange Act of 1934, as amended ("1934 Act") a record of the total number of Shares of the Trust, each Fund and each Class thereof, that are authorized, based upon data provided to it by the Trust, and are issued and outstanding and provide the Trust on a regular basis a report of the total number of Shares that are authorized and the total number of Shares that are issued and outstanding; and

         (xiii) provide a system which will enable the Trust to calculate the total number of Shares of each Fund and Class thereof sold in each State.

         (b) OTHER SERVICES. Forum shall provide the following additional services on behalf of the Trust and such other services agreed to in writing by the Trust and Forum:

         (i)  monitor  and  make   appropriate   filings  with  respect  to  the
         escheatment laws of the various states and territories of the United States; and

         (ii) receive and tabulate proxy  votes/oversee  the activities of proxy
         solicitation   firms  and   coordinate  the  tabulation  of  proxy  and
         shareholder meeting votes.

         (c) BLUE SKY MATTERS. The Trust or its administrator or other agent (i) shall identify to Forum in writing those transactions and assets to be treated as exempt from reporting for each state and territory of the United States and for each foreign jurisdiction (collectively "States") and (ii) shall monitor the sales activity with respect to Shareholders domiciled or resident in each State. The responsibility of Forum for the Trust's State registration status is solely limited to the reporting of transactions to the Trust, and Forum shall have no obligation, when recording the issuance of Shares, to monitor the issuance of such Shares or to take cognizance of any laws relating to the issue or sale of such Shares, which functions shall be the sole responsibility of the Trust or its administrator or other agent.

         (d) SAFEKEEPING. Forum shall establish and maintain facilities and procedures reasonably acceptable to the Trust for the safekeeping, control, preparation and use of share certificates, check forms, and facsimile signature imprinting devices. Forum shall establish and maintain facilities and procedures reasonably acceptable to the Trust for safekeeping of all records maintained by Forum pursuant to this Agreement.

         (e) COOPERATION WITH ACCOUNTANTS. Forum shall cooperate with each Fund's independent public accountants and shall take reasonable action to make all necessary information available to the accountants for the performance of the accountants' duties.

         (f) RESPONSIBILITY FOR COMPLIANCE WITH LAW. Except with respect to Forum's duties as set forth in this Section 2 and except as otherwise specifically provided herein, the Trust assumes all responsibility for ensuring that the Trust complies with all applicable requirements of the Securities Act, the 1940 Act and any laws, rules and regulations of governmental authorities with jurisdiction over the Trust. All references to any law in this Agreement shall be deemed to include reference to the applicable rules and regulations promulgated under authority of the law and all official interpretations of such law or rules or regulations.

         SECTION 3. RECORDKEEPING

         (a) PREDECESSOR RECORDS. Prior to the commencement of Forum's responsibilities under this Agreement, if applicable, the Trust shall deliver or cause to be delivered over to Forum (i) an accurate list of Shareholders of the Trust, showing each Shareholder's address of record, number of Shares owned and whether such Shares are represented by outstanding share certificates and (ii) all Shareholder records, files, and other materials necessary or appropriate for proper performance of the functions assumed by Forum under this Agreement (collectively referred to as the "Materials"). The Trust shall on behalf of each applicable Fund or Class indemnify and hold Forum harmless from and against any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to any error, omission, inaccuracy or other deficiency of the Materials, or out of the failure of the Trust to provide any portion of the Materials or to provide any information in the Trust's possession or control reasonably needed by Forum to perform the services described in this Agreement.

         (b) RECORDKEEPING. Forum shall keep records relating to the services to be performed under this Agreement, in the form and manner as it may deem advisable and as required by applicable law. To the extent required by Section 31 of the 1940 Act, and the rules thereunder, Forum agrees that all such records prepared or maintained by Forum relating to the services to be performed by Forum under this Agreement are the property of the Trust and will be preserved, maintained and made available in accordance with Section 31 of the 1940 Act and the rules thereunder, and will be surrendered promptly to the Trust on and in accordance with the Trust's request. The Trust and the Trust's authorized representatives shall have access to Forum's records relating to the services to be performed under this Agreement at all times during Forum's normal business hours. Upon the reasonable request of the Trust, copies of any such records shall be provided promptly by Forum to the Trust or the Trust's authorized representatives.

         (c) CONFIDENTIALITY OF RECORDS. Forum and the Trust agree that all books, records, information, and data pertaining to the business of the other party which are exchanged or received pursuant to the negotiation or the carrying out of this Agreement shall remain confidential, and shall not be voluntarily disclosed to any other person, except as may be required by law.

         (d) INSPECTION OF RECORDS BY OTHERS. In case of any requests or demands for the inspection of the Shareholder records of the Trust, Forum will endeavor to notify the Trust and to secure instructions from an authorized officer of the Trust as to such inspection. Forum shall abide by the Trust's instructions for granting or denying the inspection; provided, however, that Forum may grant the inspection without instructions if Forum is advised by counsel to Forum that failure to do so will result in liability to Forum.

         SECTION 4.  ISSUANCE AND TRANSFER OF SHARES

         (a) ISSUANCE OF SHARES. Forum shall make original issues of Shares of each Fund and Class thereof in accordance with the Trust's then current prospectus only upon receipt of (i) instructions requesting the issuance, (ii) a certified copy of a resolution of the Board authorizing the issuance, (iii) necessary funds for the payment of any original issue tax applicable to such Shares, and (iv) an opinion of the Trust's counsel as to the legality and validity of the issuance, which opinion may provide that it is contingent upon the filing by the Trust of an appropriate notice with the SEC, as required by
Section 24 of the 1940 Act or the rules thereunder.  If the opinion described in
(iv) above is contingent upon a filing under Section 24 of the 1940 Act, the Trust shall indemnify Forum for any liability arising from the failure of the Trust to comply with that section or the rules thereunder.

         (b) TRANSFER OF SHARES. Transfers of Shares of each Fund and Class thereof shall be registered on the Shareholder records maintained by Forum. In registering transfers of Shares, Forum may rely upon the Uniform Commercial Code as in effect in the State of Delaware or any other statutes that, in the opinion of Forum's counsel, protect Forum and the Trust from liability arising from (i) not requiring complete documentation, (ii) registering a transfer without an adverse claim inquiry, (iii) delaying registration for purposes of such inquiry or (iv) refusing registration whenever an adverse claim requires such refusal. As Transfer Agent, Forum will be responsible for delivery to the transferor and transferee of such documentation as is required by the Uniform Commercial Code.

         SECTION 5.  SHARE CERTIFICATES

         (a) CERTIFICATES. The Trust shall furnish to Forum a supply of blank share certificates of each Fund and Class thereof and, from time to time, will renew such supply upon Forum's request. Blank share certificates shall be signed manually or by facsimile signatures of officers of the Trust authorized to sign by the Organic Documents of the Trust and, if required by the Organic Documents, shall bear the Trust's seal or a facsimile thereof. Unless otherwise directed by the Trust, Forum may issue or register Share certificates reflecting the manual or facsimile signature of an officer who has died, resigned or been removed by the Trust.

         (b) ENDORSEMENT; TRANSPORTATION. New Share certificates shall be issued by Forum upon surrender of outstanding Share certificates in the form deemed by Forum to be properly endorsed for transfer and satisfactory evidence of compliance with all applicable laws relating to the payment or collection of taxes. Forum shall forward Share certificates in "non-negotiable" form by first-class or registered mail, or by whatever means Forum deems equally reliable and expeditious. Forum shall not mail Share certificates in "negotiable" form unless requested in writing by the Trust and fully indemnified by the Trust to Forum's satisfaction.

         (c) NON-ISSUANCE OF CERTIFICATES. In the event that the Trust informs Forum that any Fund or Class thereof does not issue share certificates, Forum shall not issue any such share certificates and the provisions of this Agreement relating to share certificates shall not be applicable with respect to those Funds or Classes thereof.

         SECTION 6.  SHARE PURCHASES; ELIGIBILITY TO RECEIVE DISTRIBUTIONS

         (a) PURCHASE ORDERS. Shares shall be issued in accordance with the terms of a Fund's or Class' prospectus after Forum or its agent receives either:

         (i) (A) an instruction directing investment in a Fund or Class, (B) a check (other than a third party check) or a wire or other electronic payment in the amount designated in the instruction and (C), in the case of an initial purchase, a completed account application; or

         (ii) the information required for purchases pursuant to a selected dealer agreement, processing organization agreement, or a similar contract with a financial intermediary.

         (b) DISTRIBUTION ELIGIBILITY. Shares issued in a Fund after receipt of a completed purchase order shall be eligible to receive distributions of the Fund at the time specified in the prospectus pursuant to which the Shares are offered.

         (c) DETERMINATION OF FEDERAL FUNDS. Shareholder payments shall be considered Federal Funds no later than on the day indicated below unless other times are noted in the prospectus of the applicable Class or Fund:

         (i)      for a wire received, at the time of the receipt of the wire;

         (ii) for a check drawn on a member bank of the Federal Reserve System, on the second Fund Business Day following receipt of the check; and

         (iv) for a check drawn on an institution that is not a member of the Federal Reserve System, at such time as Forum is credited with Federal Funds with respect to that check.

         SECTION 7.  FEES AND EXPENSES

         (a) FEES. For the services provided by Forum pursuant to this Agreement, the Trust, on behalf of each Fund, agrees to pay Forum the fees set forth in Clauses (i) and (ii) of Appendix B hereto. Fees will begin to accrue for each Fund on the latter of the date of this Agreement or the date of commencement of operations of the Fund. If fees begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement with respect to a Fund, the Trust shall pay to Forum such compensation as shall be payable prior to the effective date of termination.

         (b) EXPENSES. In connection with the services provided by Forum pursuant to this Agreement, the Trust, on behalf of each Fund, agrees to reimburse Forum for the expenses set forth in Appendix B hereto. In addition, the Trust, on behalf of the applicable Fund, shall reimburse Forum for all expenses and employee time (at 150% of salary) attributable to any review of the Trust's accounts and records by the Trust's independent accountants or any regulatory body outside of routine and normal periodic reviews. Should the Trust exercise its right to terminate this Agreement, the Trust, on behalf of the applicable Fund, shall reimburse Forum for all out-of-pocket expenses and employee time (at 150% of salary) associated with the copying and movement of records and material to any successor person and providing assistance to any successor person in the establishment of the accounts and records necessary to carry out the successor's responsibilities.

         (c) PAYMENT. All fees and reimbursements are payable in arrears on a monthly basis and the Trust, on behalf of the applicable Fund, agrees to pay all fees and reimbursable expenses within five (5) business days following receipt` of the respective billing notice.

         SECTION 8.  REPRESENTATIONS AND WARRANTIES

         (a) REPRESENTATIONS AND WARRANTIES OF FORUM. Forum represents and warrants to the Trust that:

         (i) It is a corporation duly organized and existing and in good standing under the laws of the State of Delaware.

         (ii) It  is  duly  qualified  to carry on its  business in the State o
          Maine.

         (iii) It is empowered under applicable laws and by its Article of Incorporation and Bylaws to enter into this Agreement and perform its duties under this Agreement.

         (iv) All requisite corporate proceedings have been taken to authorize it to enter into this Agreement and perform its duties under this Agreement.

         (v) It has access to the necessary facilities, equipment, and personnel to perform its duties and obligations under this Agreement.

         (vi) This Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of Forum, enforceable against Forum in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

         (vii) It is registered as a transfer agent under Section 17A of the 1934 Act.

         (b) REPRESENTATIONS AND WARRANTIES OF THE TRUST. The Trust represents and warrants to Forum that:

         (i) It is a business trust duly organized and existing and in good standing under the laws of Delaware.

         (ii) It is empowered under applicable laws and by its Organic Documents to enter into this Agreement and perform its duties under this Agreement.

         (iii) All requisite corporate proceedings have been taken to authorize it to enter into this Agreement and perform its duties under this Agreement.

         (iv) It is an open-end management investment company registered under the 1940 Act.

         (v) This Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the Trust, enforceable against the Trust in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

         (vi) A registration statement under the Securities Act is currently effective and will remain effective, and appropriate State securities law filings have been made and will continue to be made, with respect to all Shares of the Funds and Classes of the Trust being offered for sale.

         SECTION 9.  PROPRIETARY INFORMATION

         (a) PROPRIETARY INFORMATION OF FORUM. The Trust acknowledges that the databases, computer programs, screen formats, report formats, interactive design techniques, and documentation manuals maintained by Forum on databases under the control and ownership of Forum or a third party constitute copyrighted, trade secret, or other proprietary information (collectively, "Proprietary Information") of substantial value to Forum or the third party. The Trust agrees to treat all Proprietary Information as proprietary to Forum and further agrees that it shall not divulge any Proprietary Information to any person or organization except as may be provided under this Agreement.

         (b) PROPRIETARY INFORMATION OF THE TRUST. Forum acknowledges that the Shareholder list and all information related to Shareholders furnished to Forum by the Trust or by a Shareholder in connection with this Agreement (collectively, "Customer Data") constitute proprietary information of substantial value to the Trust. In no event shall Proprietary Information be deemed Customer Data. Forum agrees to treat all Customer Data as proprietary to the Trust and further agrees that it shall not divulge any Customer Data to any person or organization except as may be provided under this Agreement or as may be directed by the Trust.

         SECTION 10.  INDEMNIFICATION

         (a) INDEMNIFICATION OF FORUM. Forum shall not be responsible for, and the Trust shall on behalf of each applicable Fund or Class thereof indemnify and hold Forum harmless from and against, any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to:

         (i) all actions of Forum or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without gross negligence or willful misconduct;

         (ii) the Trust's lack of good faith or the Trust's gross negligence or willful misconduct;

         (iii) the reliance on or use by Forum or its agents or subcontractors of information, records, documents or services which have been prepared, maintained or performed by the Trust or any other person or firm on behalf of the Trust, including but not limited to any previous transfer agent or registrar;

         (iv) the reasonable reliance on, or the carrying out by Forum or its agents or subcontractors of, any instructions or requests of the Trust on behalf of the applicable Fund; and

         (v) the offer or sale of Shares in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any State that such

          Shares be registered in such State or in violation of any stop order or other determination or ruling by any federal agency or any State with respect to the offer or sale of such Shares in such State.

         (b) INDEMNIFICATION OF TRUST. Forum shall indemnify and hold the Trust and each Fund or Class thereof harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributed to any action or failure or omission to act by Forum as a result of Forum's lack of good faith, gross negligence or willful misconduct with respect to the services performed under or in connection with this Agreement.

         (c) RELIANCE. At any time Forum may apply to any officer of the Trust for instructions, and may consult with legal counsel to the Trust or to Forum with respect to any matter arising in connection with the services to be performed by Forum under this Agreement, and Forum and its agents or subcontractors shall not be liable and shall be indemnified by the Trust on behalf of the applicable Fund for any action taken or omitted by it in reasonable reliance upon such instructions or upon the advice of such counsel. Forum, its agents and subcontractors shall be protected and indemnified in acting upon (i) any paper or document furnished by or on behalf of the Trust, reasonably believed by Forum to be genuine and to have been signed by the proper person or persons, (ii) any instruction, information, data, records or documents provided Forum or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Trust, and (iii) any authorization, instruction, approval, item or set of data, or information of any kind transmitted to Forum in person or by telephone, vocal telegram or other electronic means, reasonably believed by Forum to be genuine and to have been given by the proper person or persons. Forum shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Trust. Forum, its agents and subcontractors shall also be protected and indemnified in recognizing share certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Trust, and the proper countersignature of any former transfer agent or former registrar or of a co-transfer agent or co-registrar of the Trust.

         (d) RELIANCE ON ELECTRONIC INSTRUCTIONS. If the Trust has the ability to originate electronic instructions to Forum in order to (i) effect the transfer or movement of cash or Shares or (ii) transmit Shareholder information or other information, then in such event Forum shall be entitled to rely on the validity and authenticity of such instruction without undertaking any further inquiry as long as such instruction is undertaken in conformity with security procedures established by Forum from time to time.

         (e) USE OF FUND/SERV AND NETWORKING. The Trust has authorized or in the future may authorize Forum to act as a "Mutual Fund Services Member" for the Trust or various Funds. Fund/SERV and Networking are services sponsored by the National Securities Clearing Corporation ("NSCC") and as used herein have the meanings as set forth in the then current edition of NSCC RULES AND PROCEDURES published by NSCC or such other similar publication as may exist from time to time. The Trust shall indemnify and hold Forum harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising directly or indirectly out of or attributed to any action or failure or omission to act by NSCC.

         (f) NOTIFICATION OF CLAIMS. In order that the indemnification provisions contained in this Section shall apply, upon the assertion of a claim for which either party may be required to indemnify the other, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim or to defend against said claim in its own name or in the name of the other party. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

         SECTION 11.  EFFECTIVENESS, DURATION AND TERMINATION

         (a) EFFECTIVENESS. This Agreement shall become effective with respect to each Fund or Class on December 1, 1997. Upon effectiveness of this Agreement, it shall supersede all previous agreements between the parties hereto covering the subject matter hereof insofar as such Agreement may have been deemed to relate to the Funds.

         (b) DURATION. This Agreement shall continue in effect with respect to a Fund until terminated; provided, that continuance is specifically approved at least annually (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by a vote of a majority of Trustees of the Trust who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust).

         (c) TERMINATION. This Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty (i) by the Board on 60 days' written notice to Forum or (ii) by Forum on 60 days' written notice to the Trust. Any termination shall be effective as of the date specified in the notice. Upon notice of termination of this Agreement by either party, Forum shall promptly transfer to the successor transfer agent the original or copies of all books and records maintained by Forum under this Agreement including, in the case of records maintained on computer systems, copies of such records in machine-readable form, and shall cooperate with, and provide reasonable assistance to, the successor transfer agent in the establishment of the books and records necessary to carry out the successor transfer agent's responsibilities.

         (d) SURVIVAL. The obligations of Sections 7, 9 and 10 shall survive any termination of this Agreement.

         SECTION 12. ADDITIONAL FUNDS AND CLASSES. In the event that the Trust establishes one or more series of Shares or one or more classes of Shares after the effectiveness of this Agreement, such series of Shares or classes of Shares, as the case may be, shall become Funds and Classes under this Agreement. Forum or the Trust may elect not to make and such series or classes subject to this Agreement.

         SECTION 13. ASSIGNMENT. Except as otherwise provided in this Agreement, neither this Agreement nor any rights or obligations under this Agreement may be assigned by either party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns. Forum may, without further consent on the part of the Trust, subcontract for the performance hereof with any entity, including affiliated persons of Forum; provided however, that Forum shall be as fully responsible to the Trust for the acts and omissions of any subcontractor as Forum is for its own acts and omissions.

         SECTION 14. FORCE MAJEURE. Forum shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails or any transportation medium, communication system or power supply.

         SECTION 15. LIMITATIONS OF LIABILITY OF THE TRUSTEES AND SHAREHOLDERS, OFFICERS, EMPLOYEES AND AGENTS. The trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of the Funds under this Agreement, and Forum agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Fund to which Forum's rights or claims relate in settlement of such rights or claims, and not to the trustees of the Trust or the shareholders of the Funds.

         SECTION 16. TAXES. Forum shall not be liable for any taxes, assessments or governmental charges that may be levied or assessed on any basis whatsoever in connection with the Trust or any Shareholder or any purchase of Shares, excluding taxes assessed against Forum for compensation received by it under this Agreement.

         SECTION 17. MISCELLANEOUS

         (a) NO CONSEQUENTIAL DAMAGES. Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

         (b) AMENDMENTS. No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto.

         (c) CHOICE OF LAW. This Agreement shall be construed and the provisions thereof interpreted under and in accordance with the laws of the State of Delaware.

         (d) ENTIRE AGREEMENT. This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

         (e) COUNTERPARTS. This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

         (f) SEVERABILITY. If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

         (g) HEADINGS. Section and paragraph headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

         (h)  NOTICES.  Notices,   requests,   instructions  and  communications
received by the parties at their respective principal addresses, or at such other address as a party may have designated in writing, shall be deemed to have been properly given.

         (i) BUSINESS DAYS. Nothing contained in this Agreement is intended to or shall require Forum, in any capacity hereunder, to perform any functions or duties on any day other than a Fund Business Day. Functions or duties normally scheduled to be performed on any day which is not a Fund Business Day shall be performed on, and as of, the next Fund Business Day, unless otherwise required by law.

         (j) DISTINCTION OF FUNDS. Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

         (k) NONLIABILITY OF AFFILIATES. No affiliated person (as that term is defined in the 1940 Act), employee, agent, director, officer or manager of Forum shall be liable at law or in equity for Forum's obligations under this Agreement.

         (l) REPRESENTATION OF SIGNATORIES. Each of the undersigned expressly warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in their names and on their behalf by and through their duly authorized persons, as of the day and year first above written.

                                                     [NAME]


                                                     By:______________________
                                                           Maurice J. DeWald
                                                            Trustee


                                                     FORUM FINANCIAL CORP.


                                                     By:______________________
                                                           John Y. Keffer
                                                            President

                                 MEMORIAL FUNDS
                      TRANSFER AGENCY AND SERVICE AGREEMENT

                                   APPENDIX A
                                FUNDS AND CLASSES
                             AS OF ___________, 1997

                                 MEMORIAL FUNDS
                      TRANSFER AGENCY AND SERVICE AGREEMENT

                                   APPENDIX B
                                FEES AND EXPENSES


(I)      BASE FEE:

         Fees per Fund with         $12,000 plus $6,000 per each class above one
         more than one Class        plus,

                                    0.05% of the Average Annual Daily Net Assets attributable to the Universal Class,

                                    0.20% of the Average Annual Daily Net Assets attributable to the Institutional Class, and

                                    0.20% of the Average Annual Daily Net Assets attributable to the Investor Class.


         The rates set forth above shall remain fixed through December 31, 1998. On January 1, 1999, and on each successive January 1, the rates may be adjusted automatically by Forum without action of the Trust to reflect changes in the Consumer Price Index for the preceding calendar year, as published by the U.S. Department of Labor, Bureau of Labor Statistics. Forum shall notify the Trust each year of the new rates, if applicable.

(II)     SHAREHOLDER ACCOUNT FEES:

         $120 per Shareholder account per year for the Universal Class. $24 per Shareholder account per year for the Institutional Class. $24 per Shareholder account per year for the Investor Class.

         Shareholder account fees are based upon the number of Shareholder accounts as of the last Fund Business Day of the prior month.

(III)    OUT-OF-POCKET AND RELATED EXPENSES

         The Trust, on behalf of the applicable Fund, shall reimburse Forum for all out-of-pocket and ancillary expenses in providing the services described in this Agreement, including but not limited to the cost of (or appropriate share of the cost of): (i) statement, confirmation, envelope and stationary stock, (ii) share certificates, (iii) printing of checks and drafts, (iv) postage, (v) telecommunications, (vi) banking services (DDA account, wire and ACH, check and draft clearing and lock box fees and charges),
          (vii) NSCC Mutual Fund Service Member fees and expenses, (viii) outside proxy solicitors and tabulators, (ix) proxy solicitation fees and (ix) microfilm and microfiche. In addition, any other expenses incurred by Forum at the request or with the consent of the Trust, will be reimbursed by the Trust on behalf of the applicable Fund.

                                                                       EXHIBIT 9

                                     FORM OF
                                 MEMORIAL FUNDS
                            ADMINISTRATION AGREEMENT


         AGREEMENT made as of the ___ day of _________, 19__, by and between Memorial Funds, a Delaware business trust, with its principal office and place of business at Two Portland Square, Portland, Maine 04101 (the "Trust"), and Forum Administrative Services, LLC, a Delaware limited liability company with its principal office and place of business at Two Portland Square, Portland, Maine 04101 ("Forum").

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and may issue its shares of beneficial interest, no par value (the "Shares"), in separate series and classes; and

         WHEREAS, the Trust offers shares in various series as listed in Appendix A hereto (each such series, together with all other series subsequently established by the Trust and made subject to this Agreement in accordance with
Section 6, being herein referred to as a "Fund," and collectively as the "Funds") and the Trust offers shares of various classes of each Fund as listed in Appendix A hereto (each such class together with all other classes subsequently established by the Trust in a Fund being herein referred to as a "Class," and collectively as the "Classes"); and

         WHEREAS, the Trust desires that Forum perform certain administrative services for each Fund and Class thereof and Forum is willing to provide those services on the terms and conditions set forth in this Agreement;

         NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Trust and Forum hereby agree as follows:

         SECTION 1.  APPOINTMENT; DELIVERY OF DOCUMENTS

         (a) The Trust hereby appoints Forum, and Forum hereby agrees, to act as administrator of the Trust for the period and on the terms set forth in this Agreement.

         (b) In connection therewith, the Trust has delivered to Forum copies of
(i) the Trust's Trust Instrument and Bylaws (collectively, as amended from time to time, "Organic Documents"), (ii) the Trust's Registration Statement and all amendments thereto filed with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933, as amended (the "Securities Act"), or the 1940 Act (the "Registration Statement"), (iii) the Trust's current Prospectus and Statement of Additional Information of each Fund (collectively, as currently in effect and as amended or supplemented, the "Prospectus"), (iv) each current plan of distribution or similar document adopted by the Trust under Rule 12b-1 under the 1940 Act ("Plan") and each current shareholder service plan or similar document adopted by the Trust ("Service Plan"), and (iv) all procedures adopted by the Trust with respect to the Funds (i.e., repurchase agreement procedures), and shall promptly furnish Forum with all amendments of or supplements to the foregoing. The Trust shall deliver to Forum a certified copy of the resolution of the Board of Trustees of the Trust (the "Board") appointing Forum and authorizing the execution and delivery of this Agreement.

         SECTION 2.  DUTIES OF FORUM AND THE TRUST

         (a) Subject to the direction and control of the Board, Forum shall manage all aspects of the Trust's operations with respect to the Funds except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board.

         (b) With respect to the Trust or each Fund, as applicable, Forum shall:

         (i) at the Trust's expense, provide the Trust with, or arrange for the provision of, the services of persons competent to perform such legal, administrative and clerical functions not otherwise described in this
         Section 2(b) as are necessary to provide effective operation of the Trust;

         (ii) oversee (A) the preparation and maintenance by the Trust's custodian, transfer agent, dividend disbursing agent and fund accountant in such form, for such periods and in such locations as may be required by applicable United States law, of all documents and records relating to the operation of the Trust required to be prepared or maintained by the Trust or its agents pursuant to applicable law;
         (B) the reconciliation of account information and balances among the Trust's custodian, transfer agent, dividend disbursing agent and fund accountant; (C) the transmission of purchase and redemption orders for Shares; and (D) the performance of fund accounting, including the calculation of the net asset value of the Shares;

         (iii) oversee the performance of administrative and professional services rendered to the Trust by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Funds;

         (iv) file or oversee the filing of each document required to be filed by the Trust in either written or, if required, electronic format (e.g., electronic data gathering analysis and retrieval system or "EDGAR") with the SEC;

         (v) assist in and oversee the preparation, filing and printing and the periodic updating of the Registration Statement and Prospectuses;

         (vi)     oversee the preparation and filing of the Trust's tax returns;

         (vii) oversee the preparation of financial statements and related reports to the Trust's shareholders, the SEC and state and other securities administrators;

         (viii) assist in and oversee the preparation and printing of proxy and information statements and any other communications to shareholders;

         (ix)  provide  the  Trust  with  adequate   general  office  space  and
         facilities and provide persons suitable to the Board to serve as officers of the Trust;

         (x) assist the investment advisers in monitoring Fund holdings for compliance with Prospectus investment restrictions and assist in preparation of periodic compliance reports, as applicable;

         (xi) prepare, file and maintain the Trust's Organic Documents and minutes of meetings of Trustees, Board committees and shareholders;

         (xii) with the cooperation of the Trust's counsel, investment advisers, the officers of the Trust and other relevant parties, prepare and disseminate materials for meetings of the Board, as applicable;

         (xiii)   maintain  the  Trust's   existence  and  good  standing  under
         applicable state law;

         (xiv) monitor sales of Shares, ensure that the Shares are properly and duly registered with the SEC and register, or prepare applicable filings with respect to, the Shares with the various state and other securities commissions;

         (xv) oversee the calculation of performance data for dissemination to information services covering the investment company industry, for sales literature of the Trust and other appropriate purposes;

         (xvi) oversee the determination of the amount of and supervise the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and prepare and distribute to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders;

         (xvii) advise the Trust and the Board on matters concerning the Trust and its affairs;

         (xviii) calculate, review and account for Fund expenses and report on Fund expenses on a periodic basis;

         (xix) authorize the payment of Trust expenses and pay, from Trust assets, all bills of the Trust;

         (xx) prepare Fund budgets, pro-forma financial statements,  expense and
         profit/loss   projections   and   fee   waiver/expense    reimbursement
         projections on a periodic basis;

         (xxi)    prepare financial statement expense information;

         (xxii) assist the Trust in the selection of other service providers, such as independent accountants, law firms and proxy solicitors; and

         (xxiii) perform such other recordkeeping, reporting and other tasks as may be specified from time to time in the procedures adopted by the Board; provided, that Forum need not begin performing any such task except upon 65 days' notice and pursuant to mutually acceptable compensation agreements.

         (c) Forum shall provide such other services and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request pursuant to mutually acceptable compensation agreements.

         (d) Forum shall maintain records relating to its services, such as journals, ledger accounts and other records, as are required to be maintained under the 1940 Act and Rule 31a-1 thereunder. The books and records pertaining to the Trust that are in possession of Forum shall be the property of the Trust. The Trust, or the Trust's authorized representatives, shall have access to such books and records at all times during Forum's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by Forum to the Trust or the Trust's authorized representatives. In the event the Trust designates a successor that assumes any of Forum's obligations hereunder, Forum shall, at the expense and direction of the Trust, transfer to such successor all relevant books, records and other data established or maintained by Forum under this Agreement.

         (e) Nothing contained herein shall be construed to require Forum to perform any service that could cause Forum to be deemed an investment adviser for purposes of the 1940 Act or the Investment Advisers Act of 1940, as amended, or that could cause a Fund to act in contravention of the Fund's Prospectus or any provision of the 1940 Act. Except with respect to Forum's duties as set forth in this Section 2 and except as otherwise specifically provided herein, the Trust assumes all responsibility for ensuring that the Trust complies with all applicable requirements of the Securities Act, the 1940 Act and any laws, rules and regulations of governmental authorities with jurisdiction over the Trust. All references to any law in this Agreement shall be deemed to include reference to the applicable rules and regulations promulgated under authority of the law and all official interpretations of such law or rules or regulations.

         (f) In order for Forum to perform the services required by this Section 2, the Trust (i) shall cause all service providers to the Trust to furnish any and all information to Forum, and assist Forum as may be required and (ii) shall ensure that Forum has access to all records and documents maintained by the Trust or any service provider to the Trust.

         SECTION 3.  STANDARD OF CARE AND RELIANCE

         (a) Forum shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by Forum in writing. Forum shall use its best judgment and efforts in rendering the services described in this Agreement. Forum shall not be liable to the Trust or any of the Trust's shareholders for any action or inaction of Forum relating to any event whatsoever in the absence of bad faith, willful misfeasance or gross negligence in the performance of Forum's duties or obligations under this Agreement or by reason of Forum's reckless disregard of its duties and obligations under this Agreement.

         (b) The Trust agrees to indemnify and hold harmless Forum, its employees, agents, directors, officers and managers and any person who controls Forum within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, ("Forum Indemnitees") against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of or in any way related to Forum's actions taken or failures to act with respect to a Fund that are consistent with the standard of care set forth in Section 3(a) or based, if applicable, on good faith reliance upon an item described in Section 3(d) (a "Claim"). The Trust shall not be required to indemnify any Forum Indemnitee if, prior to confessing any Claim against the Forum Indemnitee, Forum or the Forum Indemnitee does not give the Trust written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Forum Indemnitee.

         (c)  Forum  agrees  to  indemnify  and hold  harmless  the  Trust,  its employees, agents, trustees and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of Forum's actions taken or failures to act with respect to a Fund that are not consistent with the standard of care set forth in Section 3(a). Forum shall not be required to indemnify the Trust if, prior to confessing any Claim against the Trust, the Trust does not give Forum written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Trust.

         (d) A Forum Indemnitee shall not be liable for any action taken or failure to act in good faith reliance upon:

         (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to Forum, and upon statements of accountants, brokers and other persons reasonably believed in good faith by Forum to be experts in the matter upon which they are consulted;

         (ii) any oral instruction which it receives and which it reasonably believes in good faith was transmitted by the person or persons authorized by the Board to give such oral instruction. Forum shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction;

         (iii) any written instruction or certified copy of any resolution of the Board, and Forum may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by Forum to have been validly executed; or

         (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by Forum to be genuine and to have been signed or presented by the Trust or other proper party or parties;

and no Forum Indemnitee shall be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which Forum reasonably believes in good faith to be genuine.

         (e) Forum shall not be liable for the errors of other service providers to the Trust including the errors of printing services (other than to pursue all reasonable claims against the pricing service based on the pricing services' standard contracts entered into by Forum) and errors in information provided by an investment adviser (including prices and pricing formulas and the untimely transmission of trade information), custodian or transfer agent to the Trust.

         SECTION 4.  COMPENSATION AND EXPENSES

         (a) In consideration of the administrative services provided by Forum pursuant to this Agreement, the Trust shall pay Forum, with respect to each Class of each of the Funds, the fees set forth in Appendix B hereto. These fees shall be accrued by the Trust daily and shall be payable monthly in arrears on the first day of each calendar month for services performed under this Agreement during the prior calendar month. In the event that any of the legal services identified in Appendix C hereto are provided to the Trust by personnel of the legal department of Forum, they will be provided at no additional charge to the Trust except those matters designated as Special Legal Services, as to which Forum may charge, and the Trust shall pay an additional amount as reimbursement of the cost of Forum providing such services. Reimbursement shall be payable monthly in arrears on the first day of each calendar month for services performed under this Agreement during the prior calendar month. Nothing in this Agreement shall require Forum to provide any of the services listed in Appendix C hereto, as such services may be performed by an outside vendor if appropriate in the judgment of Forum.

         If fees begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement with respect to a Fund, the Trust shall pay to Forum such compensation as shall be payable prior to the effective date of termination.

         (b) Notwithstanding anything in this Agreement to the contrary, Forum and its affiliated persons may receive compensation or reimbursement from the Trust with respect to (i) the provision of services on behalf of the Funds in accordance with any Plan or Service Plan, (ii) the provision of shareholder support or other services, (iii) service as a trustee or officer of the Trust and (iv) services to the Trust, which may include the types of services described in this Agreement, with respect to the creation of any Fund and the start-up of the Fund's operations.

         (c) The Trust shall be responsible for and assumes the obligation for payment of all of its expenses, including: (a) the fee payable under this Agreement; (b) the fees payable to each investment adviser under an agreement between the investment adviser and the Trust; (c) expenses of issue, repurchase and redemption of Shares; (d) interest charges, taxes and brokerage fees and commissions; (e) premiums of insurance for the Trust, its trustees and officers and fidelity bond premiums; (f) fees, interest charges and expenses of third parties, including the Trust's independent accountant, custodian, transfer agent, dividend disbursing agent and fund accountant; (g) fees of pricing, interest, dividend, credit and other reporting services; (h) costs of membership in trade associations; (i) telecommunications expenses; (j) funds transmission expenses; (k) auditing, legal and compliance expenses; (l) costs of forming the Trust and maintaining its existence; (m) costs of preparing, filing and printing the Trust's Prospectuses, subscription application forms and shareholder reports and other communications and delivering them to existing shareholders, whether of record or beneficial; (n) expenses of meetings of shareholders and proxy solicitations therefor; (o) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts, of calculating the net asset value of Shares and of preparing tax returns; (p) costs of reproduction, stationery, supplies and postage; (q) fees and expenses of the Trust's trustees; (r) compensation of the Trust's officers and employees and costs of other personnel (who may be employees of the investment adviser, Forum or their respective affiliated persons) performing services for the Trust;
(s) costs of Board, Board committee,  shareholder and other corporate  meetings;
(t) SEC registration fees and related expenses; (u) state, territory or foreign securities laws registration fees and related expenses; and (v) all fees and expenses paid by the Trust in accordance with any Plan or Service Plan or agreement related to similar manners.

         (d) Should the Trust exercise its right to terminate this Agreement, the Trust, on behalf of the applicable Fund, shall reimburse Forum for all out-of-pocket expenses and employee time (at 150% of salary) associated with the copying and movement of records and material to any successor person and providing assistance to any successor person in the establishment of the accounts and records necessary to carry out the successor's responsibilities.

         SECTION 5.  EFFECTIVENESS, DURATION, TERMINATION AND ASSIGNMENT

         (a) This Agreement shall become effective with respect to each Fund on December 1, 1997. Upon effectiveness of this Agreement, it shall supersede all previous agreements between the parties hereto covering the subject matter hereof insofar as such Agreement may have been deemed to relate to the Funds.

         (b) This Agreement shall continue in effect with respect to a Fund until terminated; provided, that continuance is specifically approved at least annually (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by a vote of a majority of Trustees of the Trust who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust).

         (c) This Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty (i) by the Board on 60 days' written notice to Forum or (ii) by Forum on 60 days' written notice to the Trust. The obligations of Sections 3 and 4 shall survive any termination of this Agreement.

         (d) This Agreement and the rights and duties under this Agreement otherwise shall not be assignable by either Forum or the Trust except by the specific written consent of the other party. All terms and provisions of this Agreement shall be binding upon, inure to the benefit of and be enforceable by the respective successors and assigns of the parties hereto.

         SECTION 6.  ADDITIONAL FUNDS AND CLASSES

         In the event that the Trust establishes one or more series of Shares or one or more classes of Shares after the effectiveness of this Agreement, such series of Shares or classes of Shares, as the case may be, shall become Funds and Classes under this Agreement. Forum or the Trust may elect not to make any such series or classes subject to this Agreement.

         SECTION 7.  CONFIDENTIALITY

         Forum agrees to treat all records and other information related to the Trust as proprietary information of the Trust and, on behalf of itself and its employees, to keep confidential all such information, except that Forum may

         (a) prepare or assist in the preparation of periodic reports to shareholders and regulatory bodies such as the SEC;

         (b) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information regarding investment companies; and

         (c) release such other information as approved in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where Forum may be exposed to civil or criminal contempt proceedings for failure to release the information, when requested to divulge such information by duly constituted authorities or when so requested by the Trust.

         SECTION 8.  FORCE MAJEURE

         Forum shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

         SECTION 9.  ACTIVITIES OF FORUM

         (a) Except to the extent necessary to perform Forum's obligations under this Agreement, nothing herein shall be deemed to limit or restrict Forum's right, or the right of any of Forum's managers, officers or employees who also may be a trustee, officer or employee of the Trust, or persons who are otherwise affiliated persons of the Trust to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, trust, firm, individual or association.

         (b) Forum may subcontract any or all of its responsibilities pursuant to this Agreement to one or more corporations, trusts, firms, individuals or associations, which may be affiliated persons of Forum, who agree to comply with the terms of this Agreement; provided, that any such subcontracting shall not relieve Forum of its responsibilities hereunder. Forum may pay those persons for their services, but no such payment will increase Forum's compensation from the Trust.

         (c) Without limiting the generality of the Sections 9(a) and (b), the Trust acknowledges that certain legal services may be rendered to it by lawyers who are employed by Forum or its affiliates and who render services to Forum and its affiliates. A lawyer who renders such services to the Trust, and any lawyer who supervises such lawyer, although employed generally by Forum or its affiliates, will have a direct professional attorney/client relationship with the Trust. Those services for which such a direct relationship will exist are listed in Appendix C hereto. Each of Forum and the Trust hereby consents to the simultaneous representation by such lawyers of both Forum and the Trust, and waives any conflict of interest existing in such simultaneous representation. Furthermore, the Trust agrees that, in the event such lawyer ceases to represent the Trust, whether at the request of the Trust or otherwise, the lawyer may continue thereafter to represent Forum, and the Trust expressly consents to such continued representation.

         SECTION 10.  COOPERATION WITH INDEPENDENT ACCOUNTANTS

         Forum shall cooperate, if applicable, with each Fund's independent public accountants and shall take reasonable action to make all necessary information available to the accountants for the performance of the accountants' duties.

         SECTION 11.  SERVICE DAYS

         Nothing contained in this Agreement is intended to or shall require Forum, in any capacity under this Agreement, to perform any functions or duties on any day other than a business day of the Trust or of a Fund. Functions or duties normally scheduled to be performed on any day which is not a business day of the Trust or of a Fund shall be performed on, and as of, the next business day, unless otherwise required by law.

         SECTION 12.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of the Funds under this Agreement, and Forum agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Fund to which Forum's rights or claims relate in settlement of such rights or claims, and not to the trustees of the Trust or the shareholders of the Funds.

         SECTION 13.  MISCELLANEOUS

         (a) Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

         (b) Except for Appendix A to add new Funds and Classes in accordance with Section 6, no provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto.

         (c) This Agreement shall be governed by, and the provisions of this Agreement shall be construed and interpreted under and in accordance with, the laws of the State of Delaware.

         (d) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof, whether oral or written.

         (e) This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

         (f) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

         (g) Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

         (h) Notices, requests, instructions and communications received by the parties at their respective principal places of business, or at such other address as a party may have designated in writing, shall be deemed to have been properly given.

         (i) Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

         (j) No affiliated person, employee, agent, director, officer or manager of Forum shall be liable at law or in equity for Forum's obligations under this Agreement.

         (k) Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof and each party hereto warrants and represents that this Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the party, enforceable against the party in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

         (l)  The  terms  "vote  of  a  majority  of  the   outstanding   voting
securities," "interested person," and "affiliated person" shall have the meanings ascribed thereto in the 1940 Act.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in their names and on their behalf by and through their duly authorized persons, as of the day and year first above written.

                                            [NAME]


                                            By:________________________________
                                                 [Name]
                                                  [Title]


                                            FORUM ADMINISTRATIVE SERVICES, LLC


                                            By: Forum Advisors, Inc., as Manager

                                            By:________________________________
                                                  John Y. Keffer
                                                   President

                                 MEMORIAL FUNDS
                            ADMINISTRATION AGREEMENT

                                   APPENDIX A
                         FUNDS AND CLASSES OF THE TRUST
                                  AS OF [DATE]

                                 MEMORIAL FUNDS
                            ADMINISTRATION AGREEMENT

                                   APPENDIX B
                                FEES AND EXPENSES


                                                Fee as a % of the Annual Average
                Portfolio                      Daily Not Assets of the Portfolio
                ---------                      ---------------------------------


         Note 1. Notwithstanding the table above, the minimum fee per Fund shall be $______ per year ($______ per month).

         Note 2. Forum agrees to waive its fees to the following extent and for the following periods:

                  For the first year of each Fund's operations, the fee shall be ______ and the minimum fee shall be $______ per year ($______ per month).

                                 MEMORIAL FUNDS
                            ADMINISTRATION AGREEMENT

                                   APPENDIX C
                                 LEGAL SERVICES


1. Advise the Trust on compliance with applicable U.S. laws and regulations with respect to matters that are WITHIN the ordinary course of the Trust's business.

2. Advise the Trust on compliance with applicable U.S. laws and regulations with respect to matters that are OUTSIDE the ordinary course of the Trust's business(*).

3.   Liaison with the SEC.

4.   Draft correspondences to SEC and respond to SEC comments.

5.   Liaison with the Trust's outside counsel.

6.   Provide attorney letters to the Trust's auditors.

7.   Assist Trust outside counsel in the preparation of exemptive applications,
     no-action  letters,   prospectuses,   registration   statements  and  proxy
     statements and related material.

8.   Prepare   exemptive   applications,   no-action   letters,   prospectuses,
     registration statements and proxy statements and related material, and draft correspondences to SEC and respond to SEC comments with respect thereto(*).

9.   Prepare prospectus supplements.

10.  Review and authorize Section 24 filings.

11.  Prepare  and/or review agendas and minutes for and respond to inquiries at
     board  and  shareholder   meetings  regarding   applicable  U.S.  laws  and
     regulations.

12.  Prepare and/or review agreements between the Trust and any third parties.

Note:  Items designated with an (*) are Special Legal Services.

                                                                      EXHIBIT 15

                                     FORM OF
                                 MEMORIAL FUNDS
                                DISTRIBUTION PLAN

                              GOVERNMENT BOND FUND
                               CORPORATE BOND FUND
                               GROWTH EQUITY FUND
                                VALUE EQUITY FUND


         Distribution Plan (the "Plan") of Memorial Funds (the "Trust") with respect to Trust Shares ("Shares") of each of the Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund (the "Funds") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act").

         SECTION 1.  DISTRIBUTOR; ADVISER

         The Trust has entered into a Distribution Agreement with Forum Financial Services, Inc. (the "Distributor") whereby the Distributor acts as principal underwriter of the Funds' shares and has entered into an investment advisory agreement with Forum Investment Advisors, LLC (the "Adviser") whereby the Adviser acts as investment adviser to the Fund, each in a form satisfactory to the Trust's Board of Trustees (the "Board").

         SECTION 2.  DISTRIBUTION EXPENSES

         The Trust may reimburse the Distributor for the distribution expenses incurred by the Distributor on behalf of each Fund of up to 0.30% per annum of the Fund's average daily net assets in accordance with the following:

         (a) On behalf of a Fund, the Distributor may incur expenses for any distribution-related purpose it deems necessary or appropriate, including: (i) the incremental costs of printing (excluding typesetting) prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of Shares, to any prospective investor, (ii) preparing, printing and distributing any other literature used by the Distributor in connection with the offering of Shares for sale to the public and the cost of administering the program, compensation to and expenses (including overhead and telephone) of employees of the Distributor who engage in sales support and distribution activities, (iii) compensating other persons for providing assistance in distributing the Shares and (iv) reimbursement to the Adviser of the Adviser's distribution-related expenses, including expenses of employees of the Adviser who train or educate others with respect to the Fund and the investment techniques employed to achieve the Fund's investment objective.

         (b) The schedule of such reimbursements and the basis upon which they will be paid shall be determined from time to time by the Board. Unreimbursed expenses of the Distributor incurred during a fiscal year of the Trust may not be reimbursed by the Trust in subsequent fiscal years.

         SECTION 3.  REVIEW AND RECORDS

         (a) The Trust and the Distributor shall prepare and furnish to the Board, and the Board shall review at least quarterly, written reports setting forth all amounts expended under the

Plan by the Trust and the Distributor and identifying the activities for which the expenditures were made.

         (b) The Trust shall preserve copies of the Plan, each agreement related to the Plan and each report prepared and furnished pursuant to this Section in accordance with Rule 12b-1 under the Act.

         SECTION 4.  EFFECTIVENESS; DURATION; AND TERMINATION

         (a) The Plan shall become effective upon approval by (i) a vote of at least a majority of the outstanding voting securities of the Fund and (ii) the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Trustees"), pursuant to a vote cast in person at a meeting called for the purpose of voting on approval of the Plan.

         (b) The Plan shall remain in effect for a period of one year from the date of its effectiveness, unless earlier terminated in accordance with this Section, and thereafter shall continue in effect for successive twelve-month periods, provided that such continuance is specifically approved at least annually by the Board and a majority of the Qualified Trustees pursuant to a vote cast in person at a meeting called for the purpose of voting on continuance of the Plan.

         (c) The Plan may be terminated without penalty at any time by a vote of
(i) a majority of the Qualified Trustees or (ii) a vote of a majority of the outstanding voting securities of the Fund.

         SECTION 5.  AMENDMENT

         The Plan may be amended at any time by the Board, provided that (i) any material amendments to the Plan shall be effective only upon approval of the Board and a majority of the Qualified Trustees pursuant to a vote cast in person at a meeting called for the purpose of voting on the amendment to the Plan, and
(ii) any amendment which increases materially the amount which may be spent by the Trust pursuant to the Plan shall be effective only upon the additional approval a majority of the outstanding voting securities of the Fund.

         SECTION 6.  NOMINATION OF DISINTERESTED TRUSTEES

         While the Plan is in effect, the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of the Trustees of the Trust who are not interested persons of the Trust.

         SECTION 7.  MISCELLANEOUS

         (a) The terms "majority of the outstanding voting securities" and "interested person" shall have the meanings ascribed thereto in the Act.

         (b) If any provision of the Plan shall be held invalid by a court decision, statute, rule or otherwise, the remainder of the Plan shall not be affected thereby.